UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                   811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, San Antonio, Texas	78256
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

September 30, 2021

Semi Annual Report

USAA Global Equity Income Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	25
Proxy Voting and Portfolio Holdings Information	25
Expense Examples	25
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Global Equity Income Fund	September 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks total return with an emphasis on current income.

Sector Allocation*

September 30, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Australia (0.8%):
Energy (0.1%):
Washington H Soul Pattinson & Co. Ltd. (a)	3,210	$89
Financials (0.4%):
ASX Ltd.	4,306	249
Materials (0.3%):
Evolution Mining Ltd.	70,468	178
		516
Austria (0.1%):
Energy (0.1%):
OMV AG	1,357	82
Belgium (0.4%):
Communication Services (0.3%):
Telenet Group Holding NV	4,803	183
Consumer Staples (0.1%):
Etablissements Franz Colruyt NV	1,235	63
		246
Canada (5.5%):
Consumer Discretionary (0.6%):
Dollarama, Inc.	3,899	169
Magna International, Inc.	2,945	222
		391
Consumer Staples (0.1%):
Metro, Inc.	1,399	68
Energy (0.8%):
Canadian Natural Resources Ltd.	10,141	371
Parkland Corp.	4,259	119
		490
Financials (3.3%):
Bank of Montreal	5,065	506
Manulife Financial Corp.	13,254	255
Power Corp. of Canada	9,948	328
Sun Life Financial, Inc.	6,426	331
The Bank of Nova Scotia	4,500	277
The Toronto-Dominion Bank	5,611	371
		2,068
Industrials (0.2%):
Thomson Reuters Corp.	855	95

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.5%):
Constellation Software, Inc.	178	$292
		3,404
Denmark (1.1%):
Health Care (0.9%):
Coloplast A/S Class B	1,254	196
Novo Nordisk A/S Class B	3,439	331
		527
Industrials (0.2%):
AP Moller — Maersk A/S Class B	55	149
		676
Finland (0.7%):
Communication Services (0.1%):
Elisa Oyj	1,132	70
Utilities (0.6%):
Fortum Oyj	11,424	347
		417
France (0.5%):
Consumer Staples (0.5%):
L'Oreal SA	780	323
Germany (1.5%):
Consumer Discretionary (0.2%):
Volkswagen AG Preference Shares	398	89
Financials (1.1%):
Allianz SE Registered Shares	2,734	613
Deutsche Boerse AG	366	59
		672
Industrials (0.1%):
Deutsche Post AG Registered Shares	1,063	67
Information Technology (0.1%):
SAP SE	603	81
		909
Hong Kong (0.9%):
Consumer Discretionary (0.1%):
Xinyi Glass Holdings Ltd.	26,000	77
Financials (0.3%):
Hong Kong Exchanges and Clearing Ltd.	2,600	160
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	2,000	106
Utilities (0.3%):
Power Assets Holdings Ltd.	37,000	217
		560

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ireland (1.9%):
Health Care (0.1%):
STERIS PLC	353	$72
Industrials (0.6%):
Eaton Corp. PLC	1,889	282
Trane Technologies PLC	728	126
		408
Information Technology (1.2%):
Seagate Technology Holdings PLC	8,852	730
		1,210
Italy (0.5%):
Utilities (0.5%):
Enel SpA	25,013	192
Terna — Rete Elettrica Nazionale	19,120	136
		328
Japan (7.7%):
Communication Services (2.2%):
Kakaku.com, Inc.	2,700	87
KDDI Corp.	14,700	484
Nintendo Co. Ltd.	800	382
Nippon Telegraph & Telephone Corp.	16,400	455
		1,408
Consumer Discretionary (1.6%):
Bridgestone Corp.	5,100	241
Iida Group Holdings Co. Ltd.	7,500	193
Sony Group Corp.	1,500	167
Toyota Motor Corp.	21,500	383
		984
Consumer Staples (0.5%):
Seven & i Holdings Co. Ltd.	6,400	291
Energy (0.5%):
ENEOS Holdings, Inc.	80,400	327
Financials (1.0%):
ORIX Corp.	9,100	170
Resona Holdings, Inc.	29,800	119
Sumitomo Mitsui Financial Group, Inc.	10,000	352
		641
Health Care (0.3%):
Hoya Corp.	1,100	172
Industrials (0.7%):
ITOCHU Corp.	10,600	309
Mitsubishi Corp.	4,100	129
		438

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.7%):
Fujitsu Ltd.	1,100	$199
Nomura Research Institute Ltd.	3,100	114
Seiko Epson Corp.	5,100	103
		416
Materials (0.2%):
Asahi Kasei Corp.	13,300	142
		4,819
Netherlands (2.8%):
Communication Services (0.3%):
Koninklijke KPN NV	56,389	177
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV	14,985	499
Industrials (0.5%):
Wolters Kluwer NV	3,057	324
Information Technology (0.8%):
ASML Holding NV	625	467
Materials (0.4%):
LyondellBasell Industries NV Class A	2,763	259
		1,726
Singapore (0.7%):
Financials (0.7%):
DBS Group Holdings Ltd.	3,400	76
Oversea-Chinese Banking Corp. Ltd.	7,000	59
Singapore Exchange Ltd.	26,400	193
United Overseas Bank Ltd.	6,400	121
		449
Spain (1.3%):
Energy (0.3%):
Enagas SA	6,585	146
Utilities (1.0%):
Endesa SA	9,299	188
Iberdrola SA	9,493	95
Red Electrica Corp. SA	17,395	349
		632
		778
Sweden (0.3%):
Consumer Discretionary (0.3%):
Husqvarna AB Class B	16,012	191
Switzerland (6.0%):
Consumer Discretionary (0.5%):
Garmin Ltd.	1,881	292
Consumer Staples (0.8%):
Nestle SA Registered Shares	4,121	497

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.8%):
Partners Group Holding AG	96	$150
Zurich Insurance Group AG	843	345
		495
Health Care (1.8%):
Novartis AG Registered Shares	8,016	657
Roche Holding AG	1,375	502
		1,159
Industrials (1.4%):
ABB Ltd. Registered Shares	6,186	207
Geberit AG Registered Shares	660	485
SGS SA Registered Shares	58	169
		861
Materials (0.7%):
EMS-Chemie Holding AG	77	73
Givaudan SA Registered Shares	50	228
Holcim Ltd.	2,542	122
		423
		3,727
United Kingdom (2.8%):
Consumer Staples (1.0%):
British American Tobacco PLC	18,338	641
Financials (0.5%):
Admiral Group PLC	4,108	172
Aon PLC Class A	448	128
		300
Industrials (0.6%):
Ferguson PLC	626	87
Intertek Group PLC	1,012	68
RELX PLC	8,774	252
		407
Information Technology (0.2%):
The Sage Group PLC	13,234	126
Materials (0.5%):
Rio Tinto PLC	4,333	284
		1,758
United States (63.7%):
Communication Services (3.4%):
Activision Blizzard, Inc.	866	67
Comcast Corp. Class A	4,505	252
Omnicom Group, Inc.	10,072	730
The Interpublic Group of Cos., Inc.	5,500	202
Verizon Communications, Inc.	15,776	852
		2,103

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (5.7%):
Best Buy Co., Inc.	5,806	$614
D.R. Horton, Inc.	1,235	104
Genuine Parts Co.	3,457	419
Lowe's Cos., Inc.	1,693	343
McDonald's Corp.	930	224
Starbucks Corp.	1,909	211
Target Corp.	3,227	738
The Home Depot, Inc.	2,478	813
Tractor Supply Co.	428	87
		3,553
Consumer Staples (5.5%):
Bunge Ltd.	1,054	86
Campbell Soup Co.	3,100	130
Colgate-Palmolive Co.	3,883	293
General Mills, Inc.	5,218	312
Kimberly-Clark Corp.	745	99
Philip Morris International, Inc.	7,934	752
The Clorox Co.	2,101	348
The Hershey Co.	1,176	199
The Kroger Co.	9,494	384
The Procter & Gamble Co.	2,262	316
Tyson Foods, Inc. Class A	3,679	290
Walgreens Boots Alliance, Inc.	3,693	174
Walmart, Inc.	459	64
		3,447
Energy (1.1%):
Cabot Oil & Gas Corp.	5,215	114
ConocoPhillips	3,135	212
EOG Resources, Inc.	4,204	337
		663
Financials (10.0%):
Aflac, Inc.	3,700	193
Ameriprise Financial, Inc.	1,893	500
Citizens Financial Group, Inc.	3,500	164
Comerica, Inc.	1,389	112
Erie Indemnity Co. Class A	884	158
Fifth Third Bancorp	5,000	212
Huntington Bancshares, Inc.	17,386	269
KeyCorp	26,225	567
M&T Bank Corp.	2,577	385
MetLife, Inc.	6,854	423
Morgan Stanley	1,774	172
MSCI, Inc.	554	337
Regions Financial Corp.	9,856	210
S&P Global, Inc.	868	369
T. Rowe Price Group, Inc.	4,032	793
The Allstate Corp.	3,932	500
The Goldman Sachs Group, Inc.	703	266
The PNC Financial Services Group, Inc.	1,394	273
The Progressive Corp.	2,287	207
The Travelers Cos., Inc.	1,000	152
		6,262

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (8.2%):
Abbott Laboratories	2,500	$295
AmerisourceBergen Corp.	550	66
Amgen, Inc.	3,112	662
Anthem, Inc.	784	292
Bristol-Myers Squibb Co.	3,256	193
Cardinal Health, Inc.	2,964	147
CVS Health Corp.	791	67
Danaher Corp.	534	163
Eli Lilly & Co.	2,095	484
Johnson & Johnson	4,762	769
Medtronic PLC	1,251	157
Pfizer, Inc.	12,305	529
Quest Diagnostics, Inc.	945	137
Stryker Corp.	460	121
Thermo Fisher Scientific, Inc.	258	147
UnitedHealth Group, Inc.	2,293	896
		5,125
Industrials (7.6%):
3M Co.	3,247	570
C.H. Robinson Worldwide, Inc.	858	75
Cummins, Inc.	1,955	439
Fastenal Co.	5,169	267
FedEx Corp.	326	72
Honeywell International, Inc.	956	203
Illinois Tool Works, Inc.	1,208	250
Lockheed Martin Corp.	1,372	473
Norfolk Southern Corp.	419	100
Northrop Grumman Corp.	334	120
PACCAR, Inc.	3,754	296
Parker-Hannifin Corp.	215	60
Republic Services, Inc.	668	80
Robert Half International, Inc.	4,014	403
Rockwell Automation, Inc.	1,409	414
Snap-on, Inc.	700	146
Union Pacific Corp.	824	162
United Parcel Service, Inc. Class B	1,961	357
W.W. Grainger, Inc.	384	151
Waste Management, Inc.	482	72
		4,710
Information Technology (16.2%):
Apple, Inc.	14,897	2,108
Applied Materials, Inc.	2,366	304
Broadcom, Inc.	804	390
Cisco Systems, Inc.	11,744	639
HP, Inc.	6,763	185
Intel Corp.	7,444	397
Intuit, Inc.	430	232
Juniper Networks, Inc.	4,700	129

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lam Research Corp.	147	$84
Mastercard, Inc. Class A	412	143
Microsoft Corp.	8,222	2,318
NetApp, Inc.	9,071	814
NVIDIA Corp.	1,388	287
Oracle Corp.	5,220	455
Paychex, Inc.	2,331	262
QUALCOMM, Inc.	1,633	211
Texas Instruments, Inc.	5,160	992
Visa, Inc. Class A	758	169
		10,119
Materials (3.1%):
Air Products & Chemicals, Inc.	307	79
Celanese Corp.	1,096	165
International Paper Co.	6,618	370
Nucor Corp.	2,812	277
Packaging Corp. of America	3,352	461
PPG Industries, Inc.	1,600	229
RPM International, Inc.	1,083	84
Steel Dynamics, Inc.	1,455	85
The Sherwin-Williams Co.	747	209
		1,959
Utilities (2.9%):
American Electric Power Co., Inc.	1,400	114
Duke Energy Corp.	4,073	397
Exelon Corp.	4,236	205
NRG Energy, Inc.	8,439	345
OGE Energy Corp.	6,617	218
UGI Corp.	12,979	553
		1,832
		39,773
Total Common Stocks (Cost $47,052)		61,892
Collateral for Securities Loaned^ (0.2%)
United States (0.2%):
HSBC U.S. Government Money Market Fund I Shares, 0.03% (b)	93,467	93
Total Collateral for Securities Loaned (Cost $93)		93
Total Investments (Cost $47,145) — 99.4%		61,985
Other assets in excess of liabilities — 0.6%		405
NET ASSETS — 100.00%		$62,390

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on September 30, 2021.

PLC — Public Limited Company

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Global Equity Income Fund
Assets:
Investments, at value (Cost $47,145)	$61,985	(a)
Foreign currency, at value (Cost $9)	9
Cash	298
Receivables:
Interest and dividends	148
Capital shares issued	1
Reclaims	126
From Adviser	18
Prepaid expenses	13
Total Assets	62,598
Liabilities:
Payables:
Collateral received on loaned securities	93
Capital shares redeemed	18
Accrued expenses and other payables:
Investment advisory fees	28
Administration fees	8
Custodian fees	4
Transfer agent fees	12
Compliance fees	—	(b)
Trustees' fees	1
Other accrued expenses	44
Total Liabilities	208
Net Assets:
Capital	42,626
Total accumulated earnings/(loss)	19,764
Net Assets	$62,390
Net Assets
Fund Shares	$62,368
Institutional Shares	22
Total	$62,390
Shares (unlimited number of shares authorized with no par value):
Fund Shares	4,987
Institutional Shares	2
Total	4,989
Net asset value, offering and redemption price per share: (c)
Fund Shares	$12.51
Institutional Shares	$12.21

(a)  Includes $88 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Global Equity Income Fund
Investment Income:
Dividends	$944
Securities lending (net of fees)	1
Foreign tax withholding	(48)
Total Income	897
Expenses:
Investment advisory fees	181
Administration fees — Fund Shares	49
Administration fees — Institutional Shares	—	(a)
Sub-Administration fees	11
Custodian fees	12
Transfer agent fees — Fund Shares	44
Transfer agent fees — Institutional Shares	—	(a)
Trustees' fees	24
Compliance fees	—	(a)
Legal and audit fees	28
State registration and filing fees	14
Interfund lending fees	—	(a)
Interest fees	—	(a)
Other expenses	25
Total Expenses	388
Expenses waived/reimbursed by Adviser	(40)
Net Expenses	348
Net Investment Income (Loss)	549
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	5,529
Net change in unrealized appreciation/depreciation on investment securities and foreign currency transactions	(2,384)
Net realized/unrealized gains (losses) on investments	3,145
Change in net assets resulting from operations	$3,694

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Global Equity Income Fund
	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
From Investments:
Operations:
Net investment income (loss)	$549	$1,215
Net realized gains (losses) from investments	5,529	(359)
Net change in unrealized appreciation/depreciation on investments	(2,384)	25,890
Change in net assets resulting from operations	3,694	26,746
Distributions to Shareholders:
Fund Shares	(669)	(1,102)
Institutional Shares	—	(89)
Change in net assets resulting from distributions to shareholders	(669)	(1,191)
Change in net assets resulting from capital transactions	(16,347)	(14,549)
Change in net assets	(13,322)	11,006
Net Assets:
Beginning of period	75,712	64,706
End of period	$62,390	$75,712
Capital Transactions:
Fund Shares
Proceeds from shares issued	$2,433	$5,174
Distributions reinvested	667	921
Cost of shares redeemed	(13,206)	(20,644)
Total Fund Shares	$(10,106)	$(14,549)
Institutional Shares
Proceeds from shares issued	$22	$—
Cost of shares redeemed	(6,263)	—
Total Institutional Shares	$(6,241)	$—
Change in net assets resulting from capital transactions	$(16,347)	$(14,549)
Share Transactions:
Fund Shares
Issued	191	499
Reinvested	53	90
Redeemed	(1,049)	(1,981)
Total Fund Shares	(805)	(1,392)
Institutional Shares
Issued	2	—
Redeemed	(500)	—
Total Institutional Shares	(498)	—
Change in Shares	(1,303)	(1,392)

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Global Equity Income Fund
Fund Shares
Six Months Ended September 30, 2021 (unaudited)	$12.03	0.11	(d)	0.50	0.61	(0.13)	—
Year Ended March 31: 2021	$8.42	0.17	(d)	3.61	3.78	(0.17)	—
2020	$10.51	0.24	(d)	(1.57)	(1.33)	(0.22)	(0.54)
2019	$10.88	0.27		0.06	0.33	(0.27)	(0.43)
2018	$10.42	0.23		0.54	0.77	(0.23)	(0.08)
2017	$9.39	0.21		1.03	1.24	(0.21)	—
Institutional Shares
Six Months Ended September 30, 2021 (unaudited)	$12.04	0.08	(d)	0.09	0.17	—	—
Year Ended March 31: 2021	$8.43	0.18	(d)	3.61	3.79	(0.18)	—
2020	$10.52	0.25	(d)	(1.56)	(1.31)	(0.24)	(0.54)
2019	$10.89	0.27		0.07	0.34	(0.28)	(0.43)
2018	$10.43	0.23		0.54	0.77	(0.23)	(0.08)
2017	$9.39	0.23		1.02	1.25	(0.21)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects a return to normal trading levels after a prior year transition or asset allocation shift.

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

(g)  Prior to August 1, 2018, USAA Asset Management Company ("AMCO") (previous investment Adviser) voluntarily agreed to limit the annual expenses of the Fund Shares to 1.20% of the Fund Shares' average daily net assets.

(h)  Prior to August 1, 2018, AMCO voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.10% of the Institutional Shares' average daily net assets.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Global Equity Income Fund
Fund Shares
Six Months Ended September 30, 2021 (unaudited)	(0.13)	$12.51	5.09%	1.04%		1.65%	1.15%	$62,368	10%
Year Ended March 31: 2021	(0.17)	$12.03	45.23%	1.03%		1.65%	1.18%	$69,690	46	%(e)
2020	(0.76)	$8.42	(14.02)%	1.00%		2.30%	1.14%	$60,491	109	%(f)
2019	(0.70)	$10.51	3.43%	1.03	%(g)	2.56%	1.10%	$75,086	15%
2018	(0.31)	$10.88	7.41%	1.05%		2.17%	1.05%	$96,101	22%
2017	(0.21)	$10.42	13.33%	1.20%		2.28%	1.26%	$85,830	22%
Institutional Shares
Six Months Ended September 30, 2021 (unaudited)	—	$12.21	1.41%	1.05%		1.34%	2.47%	$22	10%
Year Ended March 31: 2021	(0.18)	$12.04	45.32%	0.93%		1.74%	1.25%	$6,022	46	%(e)
2020	(0.78)	$8.43	(13.90)%	0.90%		2.40%	1.51%	$4,215	109	%(f)
2019	(0.71)	$10.52	3.47%	0.97	%(h)	2.58%	1.22%	$5,261	15%
2018	(0.31)	$10.89	7.35%	1.10%		2.14%	1.29%	$5,447	22%
2017	(0.21)	$10.43	13.49%	1.10%		2.40%	1.55%	$5,214	22%

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Global Equity Income Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of September 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$45,067	$16,825	$—	$61,892
Collateral for Securities Loaned	93	—	—	93
Total	$45,160	$16,825	$—	$61,985

For the six months ended September 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2021, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality, short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of September 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$88	$—	$93

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$6,648	$23,228

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Global Equity Income Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2021, to September 30, 2021, performance adjustments were $14 and $1 for Fund Shares and Institutional Shares, in thousands, respectively. Performance adjustments were 0.04% and 0.15% for Fund Shares and Institutional Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2021, the expense limits (excluding voluntary waivers) were 1.00% and 0.90% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of September 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$93	$117	$40	$250

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

The average borrowing or lending for the days outstanding and average interest rate for the Fund that utilized the Facility during the six months ended September 30, 2021, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at September 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$3,888	1	0.57%	$3,888

*  For the six months ended September 30, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2022.

As of the tax year ended March 31, 2021, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$697	$—	$697

24

USAA Mutual Funds Trust	Supplemental Information September 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021, through September 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Actual Ending Account Value 9/30/21	Hypothetical Ending Account Value 9/30/21	Actual Expenses Paid During Period 4/1/21- 9/30/21*	Hypothetical Expenses Paid During Period 4/1/21- 9/30/21*	Annualized Expense Ratio During Period 4/1/21- 9/30/21
Fund Shares	$1,000.00	$1,050.90	$1,019.85	$5.35	$5.27	1.04%
Institutional Shares	1,000.00	1,014.10	1,019.80	5.30	5.32	1.05%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

98352-1121

September 30, 2021

Semi Annual Report

USAA California Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information	27
Proxy Voting and Portfolio Holdings Information	27
Expense Examples	27
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA California Bond Fund	September 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide California investors with a high level of current interest income that is exempt from federal and California state income taxes.

Top 10 Industries

September 30, 2021

(% of Net Assets)

General Obligation	23.2%
Hospital	17.0%
Special Assessment/Tax/Fee	10.4%
Water/Sewer Utility	8.7%
Appropriated Debt	8.0%
Toll Road	5.9%
Nursing/CCRC	4.4%
Real Estate Tax/Fee	4.3%
Education	4.1%
Multifamily Housing	3.8%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.1%)
California (96.0%):
Abag Finance Authority for Nonprofit Corp. Revenue, 5.00%, 7/1/42, Pre-refunded 7/1/22 @100	$1,500	$1,554
Abag Finance Authority for Nonprofit Corp. Revenue (NBGA — California Health Insurance Construction Loan Insurance Program), 5.00%, 1/1/33, Continuously Callable @101	4,235	4,515
Adelanto Public Utility Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/39, Continuously Callable @100	2,000	2,417
Alameda Corridor Transportation Authority Revenue, Series B, 5.00%, 10/1/37, Continuously Callable @100	2,000	2,335
Albany Unified School District, GO Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,384
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,680
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Continuously Callable @100	1,500	1,624
Bay Area Toll Authority Revenue 1.30% (MUNIPSA+125bps), 4/1/36, (Put Date 4/1/27) (a) (b)	15,000	15,328
Series H, 5.00%, 4/1/49, Continuously Callable @100	4,000	5,014
Burbank Unified School District, GO 8/1/33, Continuously Callable @100 (c)	3,085	3,477
8/1/34, Continuously Callable @100 (d)	3,000	3,380
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously Callable @100 (e)	2,000	2,286
California County Tobacco Securitization Agency Revenue 1.38%, 6/1/30	20	20
4.00%, 6/1/49, Continuously Callable @100	500	576
Series A, 4.00%, 6/1/49, Continuously Callable @100	500	577
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,152
California Educational Facilities Authority Revenue 5.00%, 10/1/43, Continuously Callable @100	2,000	2,444
5.00%, 10/1/48, Continuously Callable @100	2,000	2,425
5.00%, 10/1/49, Continuously Callable @100	3,100	3,605
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,164
California Enterprise Development Authority Revenue 4.00%, 11/1/49, Continuously Callable @100	1,900	2,145
4.00%, 11/1/50, Continuously Callable @100	680	768
California Health Facilities Financing Authority Revenue 4.00%, 3/1/39, Continuously Callable @100	7,375	8,181
4.00%, 10/1/47, Continuously Callable @100	10,000	11,124
Series A, 5.00%, 7/1/33, Continuously Callable @100	5,000	5,394
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,215
Series A, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,180
Series A, 4.00%, 4/1/45, Continuously Callable @100	2,500	2,876
Series A, 4.00%, 4/1/49, Continuously Callable @100	1,000	1,150
Series A, 4.00%, 8/15/50, Continuously Callable @100	2,000	2,304
Series A-2, 5.00%, 11/1/47	10,000	14,756
Series B, 4.00%, 11/15/41, Continuously Callable @100	14,000	15,745

See notes to financial statements.

3

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
California Health Facilities Financing Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program) 5.00%, 7/1/39, Continuously Callable @100	$1,050	$1,196
5.00%, 6/1/42, Continuously Callable @100	7,805	8,035
5.00%, 7/1/44, Continuously Callable @100	2,300	2,608
California Infrastructure & Economic Development Bank Revenue 0.40% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24) (a) (b)	2,250	2,253
4.00%, 7/1/50, Continuously Callable @100	4,000	4,550
California Municipal Finance Authority Revenue 4.00%, 1/1/38, Continuously Callable @100	250	294
4.00%, 1/1/39, Continuously Callable @100	450	529
4.00%, 5/15/39, Continuously Callable @100	500	596
4.00%, 1/1/40, Continuously Callable @100	440	516
4.00%, 5/15/40, Continuously Callable @100	550	653
4.00%, 1/1/41, Continuously Callable @100	400	468
4.00%, 5/15/41, Continuously Callable @100	550	653
5.00%, 6/1/43, Continuously Callable @100	2,500	3,082
4.00%, 5/15/46, Continuously Callable @100	1,000	1,174
4.00%, 10/1/49, Continuously Callable @100	2,500	2,882
4.00%, 10/1/51, Continuously Callable @100	1,150	1,335
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	899
Series A, 5.00%, 2/1/42, Continuously Callable @100	1,000	1,190
Series A, 4.00%, 10/1/44, Continuously Callable @100	2,000	2,199
Series A, 5.00%, 2/1/47, Continuously Callable @100	1,000	1,186
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,179
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	1,131
California Municipal Finance Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program) 4.13%, 5/15/39, Continuously Callable @100	1,900	2,103
4.13%, 5/15/46, Continuously Callable @100	2,100	2,275
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,827
California Pollution Control Financing Authority Revenue 5.00%, 7/1/39, Continuously Callable @100 (e)	6,000	7,235
5.00%, 11/21/45, Continuously Callable @100 (e)	2,000	2,386
California Public Finance Authority Revenue 5.00%, 10/15/37, Continuously Callable @100	1,000	1,170
5.00%, 10/15/47, Continuously Callable @100	3,000	3,427
Series B, 4.00%, 10/15/51, (Put Date 10/15/31) (a) (b)	685	819
California School Finance Authority Revenue 5.00%, 8/1/41, Continuously Callable @100 (e)	1,600	1,824
5.00%, 8/1/41, Pre-refunded 8/1/25 @100 (e)	150	176
5.00%, 8/1/46, Pre-refunded 8/1/25 @100 (e)	200	235
5.00%, 8/1/46, Continuously Callable @100 (e)	2,050	2,302
Series A, 5.00%, 7/1/47, Continuously Callable @100 (e)	1,370	1,611
Series A, 5.00%, 7/1/49, Continuously Callable @100 (e)	1,000	1,202
Series A, 5.00%, 7/1/54, Continuously Callable @100 (e)	2,150	2,566
California State Public Works Board Revenue, Series B, 4.00%, 5/1/46, Continuously Callable @100	3,000	3,533

See notes to financial statements.

4

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
California Statewide Communities Development Authority Revenue 5.00%, 5/15/24	$1,300	$1,450
5.00%, 5/15/40, Continuously Callable @100	2,750	3,204
5.00%, 5/15/42, Continuously Callable @100	1,500	1,538
5.00%, 11/1/43, Pre-refunded 11/1/24 @100	500	572
5.00%, 10/1/46, Continuously Callable @100	2,750	3,258
5.00%, 5/15/47, Continuously Callable @100	1,500	1,538
5.00%, 5/15/47, Continuously Callable @100	1,000	1,184
5.00%, 1/1/48, Continuously Callable @100	1,995	2,344
5.00%, 7/1/48, Continuously Callable @100	4,000	4,771
5.00%, 5/15/50, Continuously Callable @100	1,000	1,181
4.00%, 4/1/51, Continuously Callable @100	3,750	4,299
Series A, 5.00%, 5/15/25	2,180	2,516
Series A, 4.00%, 4/1/40, Continuously Callable @100	650	755
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,500	1,718
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	3,270
Series A, 5.00%, 12/1/53, Continuously Callable @100	1,000	1,220
Series A, 5.00%, 12/1/57, Continuously Callable @100	2,500	3,056
California Statewide Communities Development Authority Revenue (LIQ — Deutsche Bank A.G.) Series DBE-8052, 0.46%, 4/1/52, Callable 11/12/21 @100 (e) (f)	4,600	4,600
California Statewide Communities Development Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program) 4.00%, 11/1/46, Continuously Callable @100	4,000	4,313
Series S, 5.00%, 8/1/44, Pre-refunded 8/1/22 @102	2,400	2,543
Centinela Valley Union High School District, GO, Series B, 4.00%, 8/1/50, Continuously Callable @100	9,500	10,556
Chino Valley Unified School District, GO, Series B, 4.00%, 8/1/45, Continuously Callable @100	1,000	1,172
City & County of San Francisco CA Community Facilities District Special Tax Series 2021, 4.00%, 9/1/41, Continuously Callable @103	850	956
Series 2021, 4.00%, 9/1/46, Continuously Callable @103	1,000	1,119
Series 2021, 4.00%, 9/1/51, Continuously Callable @103	1,000	1,117
City & County of San Francisco Revenue (LIQ — Deutsche Bank A.G.)
Series DBE-8059, 0.46%, 12/1/52, Callable 12/1/21 @100 (e) (f)	6,000	6,000
Series DBE-8072, 0.46%, 1/1/52, Callable 10/18/21 @100 (e) (f)	2,000	2,000
City of Atwater Wastewater Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	1,300	1,535
City of Fillmore Wastewater Revenue, 5.00%, 5/1/47, Continuously Callable @100	2,000	2,386
City of Tulare Sewer Revenue (INS — Assured Guaranty Municipal Corp.) 4.00%, 11/15/41, Continuously Callable @100	5,710	6,288
4.00%, 11/15/44, Continuously Callable @100	5,000	5,493
City of Upland Certificate of Participation 4.00%, 1/1/42, Continuously Callable @100	3,000	3,313
5.00%, 1/1/47, Continuously Callable @100	2,000	2,337
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Pre-refunded 9/1/23 @100	1,350	1,473
County of Sacramento Airport System Revenue 4.00%, 7/1/40, Continuously Callable @100	4,000	4,709
Series B, 5.00%, 7/1/41, Continuously Callable @100	1,100	1,301
See notes to financial statements.

5

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	$9,000	$13,300
Elk Grove Finance Authority Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,736
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53, Continuously Callable @100 (a)	1,500	1,617
Foothill-Eastern Transportation Corridor Agency Revenue (INS — Assured Guaranty Municipal Corp.) 1/15/34 (g)	15,000	11,504
1/15/35 (g)	7,500	5,593
Fresno Joint Powers Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/46, Continuously Callable @100	1,225	1,423
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/35, Continuously Callable @100	5,500	6,644
Grass Valley School District, GO (INS — Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,839
Hanford Joint Union High School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.), 4.00%, 6/1/40, Continuously Callable @100	2,640	2,939
Hayward Unified School District, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	3,000	3,691
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,951
Inglewood Unified School District, GO (INS — Build America Mutual Assurance Co.) Series B, 5.00%, 8/1/38, Continuously Callable @100	750	883
Series C, 4.00%, 8/1/36, Continuously Callable @100	220	250
Series C, 4.00%, 8/1/37, Continuously Callable @100	450	511
Series C, 4.00%, 8/1/39, Continuously Callable @100	450	510
Irvine Unified School District Special Tax 5.00%, 9/1/45, Continuously Callable @100	1,000	1,192
5.00%, 9/1/49, Continuously Callable @100	2,000	2,371
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,020	1,205
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,800	2,078
Series B, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,195
Series B, 5.00%, 9/1/47, Continuously Callable @100	1,000	1,188
Series C, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,195
Series C, 5.00%, 9/1/47, Continuously Callable @100	525	624
Series D, 5.00%, 9/1/49, Continuously Callable @100	1,000	1,186
Irvine Unified School District Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/56, Continuously Callable @100	6,000	7,166
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,110
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS — Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,677
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	3,875	5,293
Los Angeles County Facilities, Inc. Revenue, 5.00%, 12/1/51, Continuously Callable @100	4,000	4,880
Los Angeles County Public Works Financing Authority Revenue Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,247
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	6,934

See notes to financial statements.

6

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS — Build America Mutual Assurance Co.), 4.00%, 8/1/41, Continuously Callable @100	$5,790	$6,461
Middle Fork Project Finance Authority Revenue 5.00%, 4/1/33, Continuously Callable @100	2,205	2,776
5.00%, 4/1/35, Continuously Callable @100	225	282
5.00%, 4/1/36, Continuously Callable @100	1,830	2,283
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	3,435	3,994
Monrovia Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,714
Moreno Valley Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	8,000
Mountain View School District/Los Angeles County, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,902
Mountain View Shoreline Regional Park Community Tax Allocation, Series A, 5.63%, 8/1/35, Continuously Callable @100	2,000	2,008
Norwalk Redevelopment Agency Tax Allocation (INS — National Public Finance Guarantee Corp.) Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,018
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,512
Norwalk-La Mirada Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series C, 8/1/30 (g)	7,500	6,558
Ontario International Airport Authority Revenue, Series A, 4.00%, 5/15/51, Continuously Callable @100	1,695	1,961
Palomar Health, GO (INS — Assured Guaranty Municipal Corp.), Series A, 8/1/31 (g)	12,230	10,236
Palomar Health, GO (INS — National Public Finance Guarantee Corp.), 8/1/26 (g)	5,500	5,163
Perris Union High School District, GO (INS — Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	5,759
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,397
Pomona Unified School District, GO (INS — Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	1,500	1,679
Poway Unified School District Special Tax (INS — Assured Guaranty Municipal Corp.), 4.00%, 9/1/50, Continuously Callable @100	4,750	5,451
Regents of the University of California Medical Center Pooled Revenue, Series L, 4.00%, 5/15/44, Continuously Callable @100	2,000	2,212
Rio Elementary School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	3,129
Riverside County Public Financing Authority Tax Allocation (INS — Build America Mutual Assurance Co.) 4.00%, 10/1/36, Continuously Callable @100	1,250	1,387
4.00%, 10/1/37, Continuously Callable @100	1,625	1,798
Riverside County Redevelopment Successor Agency Tax Allocation (INS — Build America Mutual Assurance Co.), 4.00%, 10/1/37, Continuously Callable @100	2,000	2,219
Riverside County Transportation Commission Revenue, Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @ 100	2,000	2,167
RNR School Financing Authority Special Tax (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,349

See notes to financial statements.

7

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sacramento Area Flood Control Agency Special Assessment, 5.00%, 10/1/44, Continuously Callable @100	$2,000	$2,237
Sacramento City Unified School District, GO, 4.00%, 8/1/49, Continuously Callable @100	4,000	4,618
Sacramento City Unified School District, GO (INS — Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,098
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,533
San Diego County Regional Airport Authority Revenue Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,348
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,500	1,791
Series A, 5.00%, 7/1/49, Continuously Callable @100	2,000	2,457
San Diego Public Facilities Financing Authority Revenue Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,881
Series A, 4.00%, 10/15/50, Continuously Callable @100	3,000	3,489
San Jose Financing Authority Revenue, Series A, 5.00%, 6/1/39, Pre-refunded 6/1/23 @100	10,000	10,795
San Leandro Unified School District, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	3,401
San Luis & Delta Mendota Water Authority Revenue (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/38, Pre-refunded 3/1/23 @100	1,500	1,601
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	5,000	5,681
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	5,883
Santa Cruz County Redevelopment Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	6,961
Santa Rosa High School District, GO (INS — Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,192
State of California, GO 5.25%, 2/1/30, Continuously Callable @100	4,000	4,065
5.00%, 2/1/43, Continuously Callable @100	3,000	3,177
4.00%, 10/1/44, Continuously Callable @100	1,000	1,162
5.00%, 9/1/45, Continuously Callable @100	2,500	2,943
5.00%, 8/1/46, Continuously Callable @100	9,500	11,181
5.00%, 11/1/47, Continuously Callable @100	7,000	8,620
Stockton Public Financing Authority Revenue 4.00%, 3/1/40, Continuously Callable @100	920	1,015
5.00%, 3/1/47, Continuously Callable @100	2,760	3,232
Tahoe-Truckee Unified School District Certificate of Participation (INS — Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	1,111
Temecula Valley Unified School District Financing Authority Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	1,575	1,787
Temecula Valley Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	8,301
Tobacco Securitization Authority of Southern California Revenue 5.00%, 6/1/48, Continuously Callable @100	980	1,184
5.00%, 6/1/48, Continuously Callable @100	1,000	1,226

See notes to financial statements.

8

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Transbay Joint Powers Authority Tax Allocation Series A, 5.00%, 10/1/49, Continuously Callable @100	$800	$987
Series B, 2.40%, 10/1/49, Continuously Callable @100	1,365	1,401
Tulare Local Health Care District, GO (INS — Build America Mutual Assurance Co.) 4.00%, 8/1/35, Continuously Callable @100	650	765
4.00%, 8/1/39, Continuously Callable @100	1,900	2,209
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100	1,850	2,134
Val Verde Unified School District Certificate of Participation (INS — Build America Mutual Assurance Co.) Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,278
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,767
Val Verde Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	4,475	5,000
Val Verde Unified School District, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	4,000	4,602
Victor Valley Union High School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/37, Continuously Callable @100	5,000	5,678
Washington Township Health Care District Revenue Series A, 4.00%, 7/1/35, Continuously Callable @100	600	695
Series A, 5.00%, 7/1/42, Continuously Callable @100	1,000	1,174
Western Placer Unified School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	6,677
		637,863
Guam (2.5%):
Guam Government Waterworks Authority Revenue 5.50%, 7/1/43, Pre-refunded 7/1/23 @100	4,000	4,367
5.00%, 1/1/46, Continuously Callable @100	7,000	7,829
Guam Power Authority Revenue Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,038
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	3,218
		16,452
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue 5.00%, 9/1/33, Continuously Callable @100 (e)	3,000	3,343
Series A, 4.00%, 10/1/22	625	623
		3,966
Total Municipal Bonds (Cost $608,016)		658,281
Total Investments (Cost $608,016) — 99.1%		658,281
Other assets in excess of liabilities — 0.9%		5,720
NET ASSETS — 100.00%		$664,001

(a)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.

(b)  Put Bond.

(c)  Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.30%.

(d)  Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.35%.

See notes to financial statements.

9

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

  (Unaudited)

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $37,766 (thousands) and amounted to 5.7% of net assets.

(f)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(g)  Zero-coupon bond.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

MUNIPSA — Municipal Swap Index

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA California Bond Fund
Assets:
Investments, at value (Cost $608,016)	$658,281
Cash	35
Receivables:
Interest	6,434
Capital shares issued	24
From Adviser	24
Prepaid expenses	2
Total Assets	664,800
Liabilities:
Payables:
Distributions	179
Capital shares redeemed	263
Accrued expenses and other payables:
Investment advisory fees	200
Administration fees	83
Transfer agent fees	17
Compliance fees	—	(a)
Trustees' fees	—	(a)
12b-1 fees	—	(a)
Other accrued expenses	57
Total Liabilities	799
Net Assets:
Capital	618,241
Total accumulated earnings/(loss)	45,760
Net Assets	$664,001
Net Assets
Fund Shares	$662,085
Institutional Shares	617
Class A	1,299
Total	$664,001
Shares (unlimited number of shares authorized with no par value):
Fund Shares	57,294
Institutional Shares	53
Class A	113
Total	57,460
Net asset value, offering and redemption price per share: (b)
Fund Shares	$11.56
Institutional Shares	$11.55
Class A	$11.54
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$11.81

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA California Bond Fund
Investment Income:
Interest	$9,717
Total Income	9,717
Expenses:
Investment advisory fees	1,128
Administration fees — Fund Shares	502
Administration fees — Institutional Shares	—	(a)
Administration fees — Class A	2
Sub-Administration fees	11
12b-1 fees — Class A	3
Custodian fees	6
Transfer agent fees — Fund Shares	64
Transfer agent fees — Institutional Shares	—	(a)
Transfer agent fees — Class A	1
Trustees' fees	24
Compliance fees	2
Legal and audit fees	27
State registration and filing fees	1
Other expenses	53
Total Expenses	1,824
Expenses waived/reimbursed by Adviser	(1)
Net Expenses	1,823
Net Investment Income (Loss)	7,894
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(37)
Net change in unrealized appreciation/depreciation on investment securities	4,109
Net realized/unrealized gains (losses) on investments	4,072
Change in net assets resulting from operations	$11,966

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA California Bond Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
From Investments:
Operations:
Net investment income (loss)	$7,894	$16,045
Net realized gains (losses) from investments	(37)	(447)
Net change in unrealized appreciation/depreciation on investments	4,109	19,043
Change in net assets resulting from operations	11,966	34,641
Distributions to Shareholders:
Fund Shares	(7,861)	(15,912)
Institutional Shares (a)	(9)	(13)
Class A	(22)	(142)
Change in net assets resulting from distributions to shareholders	(7,892)	(16,067)
Change in net assets resulting from capital transactions	(3,715)	(39,098)
Change in net assets	359	(20,524)
Net Assets:
Beginning of period	663,642	684,166
End of period	$664,001	$663,642

(a)  Institutional Shares commenced operations on June 29, 2020.

(continues on next page)

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA California Bond Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$20,435	$45,712
Distributions reinvested	6,763	13,309
Cost of shares redeemed	(25,059)	(99,256)
Total Fund Shares	$2,139	$(40,235)
Institutional Shares (a)
Proceeds from shares issued	$32	$1,751
Distributions reinvested	8	11
Cost of shares redeemed	(342)	(847)
Total Institutional Shares	$(302)	$915
Class A
Proceeds from shares issued	$14	$6,931
Distributions reinvested	19	17
Cost of shares redeemed	(5,585)	(6,726)
Total Class A	$(5,552)	$222
Change in net assets resulting from capital transactions	$(3,715)	$(39,098)
Share Transactions:
Fund Shares
Issued	1,755	3,996
Reinvested	581	1,164
Redeemed	(2,151)	(8,723)
Total Fund Shares	185	(3,563)
Institutional Shares (a)
Issued	3	152
Reinvested	1	1
Redeemed	(30)	(74)
Total Institutional Shares	(26)	79
Class A
Issued	1	610
Reinvested	2	2
Redeemed	(481)	(593)
Total Class A	(478)	19
Change in Shares	(319)	(3,465)

(a)  Institutional Shares commenced operations on June 29, 2020.

See notes to financial statements.

14

This page is intentionally left blank.

15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities		Net Investment Income	Total Distributions
USAA California Bond Fund
Fund Shares
Six Months Ended September 30, 2021 (Unaudited)	$11.49	0.14	(e)	0.07		0.21		(0.14)	(0.14)
Year Ended March 31:
2021	$11.17	0.27	(e)	0.32		0.59		(0.27)	(0.27)
2020	$11.07	0.30	(e)	0.10		0.40		(0.30)	(0.30)
2019	$10.92	0.34		0.15		0.49		(0.34)	(0.34)
2018	$10.92	0.37		—	(f)	0.37		(0.37)	(0.37)
2017	$11.29	0.37		(0.37)		—	(f)	(0.37)	(0.37)
Institutional Shares
Six Months Ended September 30, 2021 (Unaudited)	$11.48	0.14	(e)	0.07		0.21		(0.14)	(0.14)
June 29, 2020 (g) through March 31, 2021	$11.35	0.21	(e)	0.13		0.34		(0.21)	(0.21)
Class A
Six Months Ended September 30, 2021 (Unaudited)	$11.47	0.12	(e)	0.07		0.19		(0.12)	(0.12)
Year Ended March 31:
2021	$11.16	0.25	(e)	0.31		0.56		(0.25)	(0.25)
2020	$11.06	0.27	(e)	0.10		0.37		(0.27)	(0.27)
2019	$10.91	0.32		0.15		0.47		(0.32)	(0.32)
2018	$10.91	0.34		—	(f)	0.34		(0.34)	(0.34)
2017	$11.28	0.35		(0.37)		(0.02)		(0.35)	(0.35)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Redemption Fees Added to Beneficial Interest		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA California Bond Fund
Fund Shares
Six Months Ended September 30, 2021 (Unaudited)	—		$11.56	1.80%	0.54%	2.35%	0.54%	$662,085	5%
Year Ended March 31:
2021	—		$11.49	5.36%	0.56%	2.40%	0.56%	$655,948	32%
2020	—		$11.17	3.62%	0.53%	2.66%	0.53%	$677,785	33%
2019	—		$11.07	4.61%	0.52%	3.15%	0.52%	$691,391	18%
2018	—		$10.92	3.37%	0.51%	3.32%	0.51%	$674,498	6%
2017	—		$10.92	0.01%	0.51%	3.34%	0.51%	$669,435	26%
Institutional Shares
Six Months Ended September 30, 2021 (Unaudited)	—		$11.55	1.83%	0.50%	2.40%	0.59%	$617	5%
June 29, 2020 (g) through March 31, 2021	—		$11.48	3.01%	0.50%	2.44%	0.94%	$911	32%
Class A
Six Months Ended September 30, 2021 (Unaudited)	—		$11.54	1.69%	0.78%	2.13%	0.85%	$1,299	5%
Year Ended March 31:
2021	—		$11.47	5.01%	0.81%	2.15%	0.88%	$6,783	32%
2020	—		$11.16	3.36%	0.78%	2.41%	0.78%	$6,381	33%
2019	—		$11.06	4.37%	0.76%	2.92%	0.76%	$7,005	18%
2018	—		$10.91	3.12%	0.75%	3.08%	0.75%	$6,985	6%
2017	—	(f)	$10.91	(0.24)%	0.75%	3.09%	0.75%	$7,083	26%

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal year ended 2017. Expenses paid indirectly decreased the expense ratio by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Amount is less than $0.005 per share.

(g)  Commencement of operations.

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA California Bond Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$658,281	$—	$658,281
Total	$—	$658,281	$—	$658,281

For the six months ended September 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$3,800	$31,600	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$37,252	$34,538

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

six months ended September 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper California Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2021, to September 30, 2021, performance adjustments were $45, less than $1, and less than $(1) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were 0.01%, less than 0.01% and (0.02)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended September 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended September 30, 2021, the Distributor received approximately less than $1 thousand from commissions earned on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Custodian fees.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2021, the expense limits (excluding voluntary waivers) were 0.54%, 0.50%, and 0.80% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of September 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2021.

Expires 2024	Expires 2025	Total
$7	$1	$8

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

State-Specific Risk — Because the Fund invests primarily in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in California, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, the economic affects regarding COVID-19 may exacerbate some or all of these risks. The Fund's performance will be affected by the fiscal and economic health of California and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of multiple states.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed- income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

LIBOR Discontinuation Risk — Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six, and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023, (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2021.

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2022.

As of the tax year ended March 31, 2021, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$530	$3,902	$4,432

26

USAA Mutual Funds Trust	Supplemental Information September 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021, through September 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Actual Ending Account Value 9/30/21	Hypothetical Ending Account Value 9/30/21	Actual Expenses Paid During Period 4/1/21- 9/30/21*	Hypothetical Expenses Paid During Period 4/1/21- 9/30/21*	Annualized Expense Ratio During Period 4/1/21- 9/30/21
Fund Shares	$1,000.00	$1,018.00	$1,022.36	$2.73	$2.74	0.54%
Institutional Shares	1,000.00	1,018.30	1,022.56	2.53	2.54	0.50%
Class A	1,000.00	1,016.90	1,021.16	3.94	3.95	0.78%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

27

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39600-1121

September 30, 2021

Semi Annual Report

USAA New York Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	25
Proxy Voting and Portfolio Holdings Information	25
Expense Examples	25
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA New York Bond Fund	September 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

Top 10 Industries

September 30, 2021

(% of Net Assets)

Education	24.2%
Special Assessment/Tax/Fee	19.9%
Hospital	13.6%
General Obligation	8.6%
Buildings	5.4%
Escrowed Bonds	4.5%
Multifamily Housing	3.9%
Nursing/CCRC	3.5%
Electric/Gas Utility	2.9%
Health Miscellaneous	2.0%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Other Equity Interests (0.1%)
Utilities (0.1%):
CMS Liquidating Trust (a) (b) (h)	200	$200
Total Other Equity Interests (Cost $499)		200
Municipal Bonds (98.7%)
New York (93.9%):
Albany Capital Resource Corp. Revenue, 5.00%, 6/1/49, Continuously Callable @100	$1,500	1,679
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,209
Brookhaven Local Development Corp. Revenue 5.25%, 11/1/36, Continuously Callable @100	1,500	1,783
4.00%, 10/1/45, Continuously Callable @100	1,000	1,148
Series B, 4.00%, 11/1/55, Continuously Callable @102	1,000	1,076
Buffalo & Erie County Industrial Land Development Corp. Revenue 5.00%, 6/1/35, Continuously Callable @103	1,000	1,129
5.00%, 7/1/40, Continuously Callable @100	2,000	2,283
5.00%, 8/1/52, Continuously Callable @100	1,000	1,112
Build NYC Resource Corp. Revenue 5.00%, 6/1/40, Continuously Callable @100	700	790
5.00%, 8/1/40, Pre-refunded 8/1/25 @ 100	1,000	1,174
5.00%, 7/1/41, Continuously Callable @100	500	576
5.00%, 8/1/42, Pre-refunded 8/1/22 @ 100	1,500	1,560
4.00%, 8/1/42, Continuously Callable @100	1,000	1,117
5.50%, 4/1/43, Continuously Callable @100	1,000	1,066
5.00%, 7/1/45, Continuously Callable @100	2,000	2,218
5.00%, 11/1/47	2,000	2,969
5.00%, 6/1/48, Continuously Callable @102	2,000	2,262
4.00%, 7/1/49, Continuously Callable @100	500	566
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100	1,575	1,972
City of New York, GO 0.13%, 10/1/46, Continuously Callable @100 (c)	3,300	3,300
Series 3, 0.13%, 4/1/42, Continuously Callable @100 (c)	2,000	2,000
Series D-1, 4.00%, 12/1/43, Continuously Callable @100	4,000	4,539
City of New York, GO (LOC — Mizuho Corporate Bank Ltd.), Series A-3, 0.08%, 10/1/40, Continuously Callable @100 (c)	200	200
City of Newburgh, GO Series A, 5.00%, 6/15/23, Continuously Callable @100	825	852
Series A, 5.00%, 6/15/24, Continuously Callable @100	870	899
City of Poughkeepsie, GO 2.50%, 4/29/22	800	806
4.00%, 4/15/27	235	259
4.00%, 4/15/28	125	139
4.00%, 4/15/29	125	141
4.00%, 4/15/30	135	153
5.00%, 6/1/31, Continuously Callable @100	600	670

See notes to financial statements.

3

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Yonkers, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/24, Continuously Callable @100	$1,000	$1,000
Series A, 3.00%, 7/1/25, Continuously Callable @100	665	696
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @100	1,000	1,165
County of Nassau, GO (INS — Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	1,000	1,066
County of Rockland, GO, Series B, 5.00%, 12/15/21	600	606
Dutchess County Local Development Corp. Revenue 5.00%, 7/1/46, Continuously Callable @100	600	682
Series A, 5.00%, 7/1/44, Pre-refunded 7/1/24 @ 100	1,000	1,129
Series A, 5.00%, 7/1/45, Continuously Callable @100	2,000	2,291
Series B, 4.00%, 7/1/41, Continuously Callable @100	2,000	2,198
Series B, 4.00%, 7/1/49, Continuously Callable @100	1,750	1,946
Hempstead Town Local Development Corp. Revenue 5.00%, 7/1/47, Continuously Callable @100	600	721
5.00%, 7/1/48, Continuously Callable @100	300	349
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	2,215
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	1,042
Long Island Power Authority Revenue Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,239
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,190
Metropolitan Transportation Authority Revenue 0.55% (MUNIPSA+50bps), 11/15/42, (Put Date 03/1/22) (d) (e)	1,000	998
Series A, 5.25%, 11/15/38, Pre-refunded 11/15/21 @ 100	1,500	1,508
Series A-1, 5.25%, 11/15/56, Continuously Callable @100	1,000	1,151
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	1,093
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	3,000	3,462
Series D-2, 0.50% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22) (d) (e)	2,000	1,992
Metropolitan Transportation Authority Revenue Bonds, Series D-3, 4.00%, 11/15/49, Continuously Callable @100	2,000	2,235
Monroe County Industrial Development Corp. Revenue 5.25%, 10/1/31, Pre-refunded 10/1/21 @ 100	500	500
4.00%, 7/1/43, Continuously Callable @100	1,000	1,129
5.00%, 12/1/46, Continuously Callable @100	1,000	1,168
4.00%, 12/1/46, Continuously Callable @100	2,000	2,267
4.00%, 10/1/47, Continuously Callable @100	1,000	1,096
5.00%, 6/1/59, Continuously Callable @100 (f)	1,000	1,157
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,054
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	2,103
Monroe County Industrial Development Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	540
Nassau County Local Economic Assistance Corp. Revenue, 5.00%, 7/1/37, Pre-refunded 7/1/22 @ 100	1,000	1,036
New York City Housing Development Corp. Revenue, Series K, 4.20%, 11/1/58, Continuously Callable @100	3,000	3,199
New York City Industrial Development Agency Revenue, 4.00%, 3/1/45, Continuously Callable @100	1,005	1,120

See notes to financial statements.

4

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York City Industrial Development Agency Revenue (INS — Assured Guaranty Municipal Corp.), 2.25%, 10/1/29	$1,325	$1,354
New York City Transitional Finance Authority Building Aid Revenue Series S, 5.00%, 7/15/43, Continuously Callable @100	1,250	1,416
Series S, 4.00%, 7/15/45, Continuously Callable @100	2,000	2,297
New York City Transitional Finance Authority Future Tax Secured Revenue 4.00%, 8/1/41, Continuously Callable @100	1,000	1,142
4.00%, 11/1/42, Continuously Callable @100	2,000	2,304
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	1,110
Series B-1, 4.00%, 11/1/45, Continuously Callable @100	2,000	2,290
New York City Trust for Cultural Resources Revenue 5.00%, 8/1/43, Pre-refunded 8/1/23 @ 100	1,000	1,087
4.00%, 7/1/46, Continuously Callable @100	1,000	1,078
Series A, 4.00%, 12/1/35, Continuously Callable @100	1,000	1,191
New York Convention Center Development Corp. Revenue 5.00%, 11/15/45, Continuously Callable @100	500	572
Series S, 11/15/37 (g)	1,000	709
New York Convention Center Development Corp. Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 2.76%, 11/15/48	2,000	952
New York Counties Tobacco Trust VI Revenue, 5.00%, 6/1/45, Continuously Callable @100	500	541
New York Liberty Development Corp. Revenue 5.25%, 10/1/35	2,500	3,514
5.50%, 10/1/37	560	824
5.00%, 11/15/44, Continuously Callable @100 (f)	1,000	1,096
2.80%, 9/15/69, Continuously Callable @100	3,000	3,063
Series A, 2.20%, 11/15/33, Continuously Callable @100	1,000	997
New York State Dormitory Authority Revenue 5.00%, 7/1/34, Continuously Callable @100	500	559
5.00%, 12/1/37, Continuously Callable @100 (f)	1,300	1,535
4.00%, 8/1/38, Continuously Callable @100	4,000	4,489
5.00%, 7/1/42, Continuously Callable @100	250	257
5.00%, 5/1/43, Continuously Callable @100	1,000	1,139
5.75%, 7/1/43, Continuously Callable @100	1,000	1,079
3.50%, 7/1/44, Continuously Callable @100	1,000	1,041
4.00%, 7/1/45, Continuously Callable @100	2,000	2,238
5.00%, 7/1/51, Continuously Callable @100	725	853
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	529
Series A, 4.00%, 7/1/41, Continuously Callable @100	1,000	1,125
Series A, 3.00%, 7/1/41, Continuously Callable @100	2,000	2,183
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	2,215
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,603
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	2,602
Series A, 4.00%, 3/15/47, Continuously Callable @100	4,000	4,619
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	3,346
Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000	1,217
Series A, 4.00%, 3/15/49, Continuously Callable @100	1,500	1,683
Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,131
Series A, 4.00%, 9/1/50, Continuously Callable @100	500	564
Series A, 4.00%, 7/1/53, Continuously Callable @100	500	570

See notes to financial statements.

5

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 4.00%, 7/1/45, Continuously Callable @100	$3,000	$3,351
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	1,123
Series D, 5.00%, 5/1/39, Continuously Callable @100	500	513
New York State Dormitory Authority Revenue (INS — AMBAC Assurance Corp.) Series 1, 5.50%, 7/1/40	2,000	2,925
Series A, 5.50%, 5/15/30	3,275	4,381
New York State Dormitory Authority Revenue (NBGA — State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	2,320	2,328
New York State Dormitory Authority Revenue Bonds, 6.00%, 7/1/40, Continuously Callable @100 (b) (f)	3,000	3,027
New York State Environmental Facilities Corp. Revenue, 4.00%, 8/15/46, Continuously Callable @100	1,000	1,124
New York State Housing Finance Agency Revenue (LIQ — Deutsche Bank A.G.), Series DBE-DBE-8073, 0.46%, 8/1/50, Continuously Callable @100 (c) (f)	991	991
New York State Thruway Authority Revenue Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	1,079
Series B, 4.00%, 1/1/53, Continuously Callable @100	1,000	1,137
New York State Urban Development Corp. Revenue, 5.00%, 3/15/42, Continuously Callable @100	3,000	3,687
Niagara Tobacco Asset Securitization Corp. Revenue, 5.25%, 5/15/40, Continuously Callable @100	750	818
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable @100	750	822
Onondaga Civic Development Corp. Revenue 4.00%, 7/1/40, Continuously Callable @100	300	338
5.00%, 10/1/40, Continuously Callable @100	1,000	1,081
5.00%, 7/1/42, Continuously Callable @100	1,000	1,029
5.00%, 1/1/43, Continuously Callable @100	740	866
Onondaga County Trust for Cultural Resources Revenue 5.00%, 12/1/36, Pre-refunded 12/1/21 @ 100	1,000	1,008
5.00%, 5/1/40, Continuously Callable @100	800	906
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,101
St. Lawrence County Industrial Development Agency Revenue 4.00%, 7/1/43, Continuously Callable @100	500	553
5.00%, 9/1/47, Continuously Callable @100	1,770	2,060
State of New York Mortgage Agency Revenue, Series 211, 3.80%, 10/1/48, Continuously Callable @100	1,860	1,975
Suffolk County Economic Development Corp. Revenue, Series C, 5.00%, 7/1/33, Continuously Callable @100	250	279
Suffolk Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/32, Pre-refunded 6/1/22 @ 100	1,450	1,491
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	1,375	1,489
Triborough Bridge & Tunnel Authority Revenue, Series B, 11/15/32 (g)	1,000	817
TSASC, Inc. Revenue Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,164
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously Callable @100	130	130

See notes to financial statements.

6

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Westchester County Local Development Corp. Revenue 5.00%, 1/1/34, Continuously Callable @100	$1,500	$1,576
5.00%, 7/1/42, Continuously Callable @104	450	515
5.00%, 11/1/46, Continuously Callable @100	1,000	1,125
5.00%, 6/1/47, Continuously Callable @100	1,000	1,114
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	597
		203,624
Guam (4.1%):
Antonio B. Won Pat International Airport Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Pre-refunded 10/1/23 @ 100	1,000	1,110
Guam Government Waterworks Authority Revenue 5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,092
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,098
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	547
Guam Power Authority Revenue, Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,346
Guam Power Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,045
Series A, 5.00%, 10/1/39, Continuously Callable @100	500	559
Territory of Guam Revenue Series A, 5.00%, 12/1/46, Continuously Callable @100	500	562
Series B, 5.00%, 1/1/37, Continuously Callable @100	500	506
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	1,123
		8,988
Puerto Rico (0.7%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, 5.13%, 4/1/32, Continuously Callable @100	1,390	1,411
Total Municipal Bonds (Cost $198,708)		214,023
Total Investments (Cost $199,207) — 98.8%		214,223
Other assets in excess of liabilities — 1.2%		2,620
NET ASSETS — 100.00%		$216,843

(a)  Non-income producing security.

(b)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 1.5% of net assets.

(c)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)  Put Bond.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.

See notes to financial statements.

7

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

  (Unaudited)

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $7,806 (thousands) and amounted to 3.6% of net assets.

(g)  Zero-coupon bond.

(h)  This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements).

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

LOC — Letter of Credit

MUNIPSA — Municipal Swap Index

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA New York Bond Fund
Assets:
Investments, at value (Cost $199,207)	$214,223
Cash	362
Receivables:
Interest	2,363
Capital shares issued	191
From Adviser	10
Prepaid expenses	—	(a)
Total Assets	217,149
Liabilities:
Payables:
Distributions	72
Capital shares redeemed	88
Accrued expenses and other payables:
Investment advisory fees	66
Administration fees	27
Custodian fees	1
Transfer agent fees	8
Compliance fees	—	(a)
Trustees' fees	1
12b-1 fees	—	(a)
Other accrued expenses	43
Total Liabilities	306
Net Assets:
Capital	205,328
Total accumulated earnings/(loss)	11,515
Net Assets	$216,843
Net Assets
Fund Shares	$211,161
Institutional Shares	3,913
Class A	1,769
Total	$216,843
Shares (unlimited number of shares authorized with no par value):
Fund Shares	17,302
Institutional Shares	321
Class A	145
Total	17,768
Net asset value, offering and redemption price per share: (b)
Fund Shares	$12.20
Institutional Shares	$12.20
Class A	$12.17
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$12.45

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA New York Bond Fund
Investment Income:
Interest	$3,598
Total Income	3,598
Expenses:
Investment advisory fees	403
Administration fees — Fund Shares	160
Administration fees — Institutional Shares	2
Administration fees — Class A	2
Sub-Administration fees	11
12b-1 fees — Class A	3
Custodian fees	5
Transfer agent fees — Fund Shares	27
Transfer agent fees — Institutional Shares	2
Transfer agent fees — Class A	1
Trustees' fees	24
Compliance fees	1
Legal and audit fees	27
State registration and filing fees	1
Other expenses	29
Total Expenses	698
Expenses waived/reimbursed by Adviser	(2)
Net Expenses	696
Net Investment Income (Loss)	2,902
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	26
Net change in unrealized appreciation/depreciation on investment securities	1,702
Net realized/unrealized gains (losses) on investments	1,728
Change in net assets resulting from operations	$4,630

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA New York Bond Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
From Investments:
Operations:
Net investment income (loss)	$2,902	$6,228
Net realized gains (losses) from investments	26	(460)
Net change in unrealized appreciation/depreciation on investments	1,702	5,952
Change in net assets resulting from operations	4,630	11,720
Distributions to Shareholders:
Fund Shares	(2,831)	(5,993)
Institutional Shares (a)	(49)	(55)
Class A	(27)	(172)
Change in net assets resulting from distributions to shareholders	(2,907)	(6,220)
Change in net assets resulting from capital transactions	(1,298)	(13,646)
Change in net assets	425	(8,146)
Net Assets:
Beginning of period	216,418	224,564
End of period	$216,843	$216,418

(a)  Institutional Shares commenced operations on June 29, 2020.

(continues on next page)

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA New York Bond Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$8,067	$20,168
Distributions reinvested	2,396	4,938
Cost of shares redeemed	(8,020)	(41,447)
Total Fund Shares	$2,443	$(16,341)
Institutional Shares (a)
Proceeds from shares issued	$1,194	$3,777
Distributions reinvested	49	55
Cost of shares redeemed	(303)	(874)
Total Institutional Shares	$940	$2,958
Class A
Proceeds from shares issued	$467	$6,686
Distributions reinvested	25	46
Cost of shares redeemed	(5,173)	(6,995)
Total Class A	$(4,681)	$(263)
Change in net assets resulting from capital transactions	$(1,298)	$(13,646)
Share Transactions:
Fund Shares
Issued	654	1,681
Reinvested	195	412
Redeemed	(650)	(3,474)
Total Fund Shares	199	(1,381)
Institutional Shares (a)
Issued	98	312
Reinvested	4	5
Redeemed	(25)	(73)
Total Institutional Shares	77	244
Class A
Issued	37	561
Reinvested	2	4
Redeemed	(422)	(587)
Total Class A	(383)	(22)
Change in Shares	(107)	(1,159)

(a)  Institutional Shares commenced operations on June 29, 2020.
See notes to financial statements.

12

This page is intentionally left blank.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA New York Bond Fund
Fund Shares
Six Months Ended September 30, 2021 (Unaudited)	$12.11	0.16	(e)	0.09	0.25	(0.16)	(0.16)
Year Ended March 31:
2021	$11.80	0.34	(e)	0.31	0.65	(0.34)	(0.34)
2020	$11.87	0.38	(e)	(0.07)	0.31	(0.38)	(0.38)
2019	$11.76	0.40		0.11	0.51	(0.40)	(0.40)
2018	$11.88	0.41		(0.12)	0.29	(0.41)	(0.41)
2017	$12.28	0.42		(0.41)	0.01	(0.41)	(0.41)
Institutional Shares
Six Months Ended September 30, 2021 (Unaudited)	$12.10	0.17	(e)	0.10	0.27	(0.17)	(0.17)
June 29, 2020 (f) through March 31, 2021	$11.94	0.26	(e)	0.16	0.42	(0.26)	(0.26)
Class A
Six Months Ended September 30, 2021 (Unaudited)	$12.08	0.15	(e)	0.09	0.24	(0.15)	(0.15)
Year Ended March 31:
2021	$11.77	0.32	(e)	0.31	0.63	(0.32)	(0.32)
2020	$11.84	0.35	(e)	(0.07)	0.28	(0.35)	(0.35)
2019	$11.73	0.37		0.11	0.48	(0.37)	(0.37)
2018	$11.85	0.38		(0.12)	0.26	(0.38)	(0.38)
2017	$12.25	0.39		(0.40)	(0.01)	(0.39)	(0.39)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal year ended 2017. Expenses paid indirectly decreased the expense ratio by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA New York Bond Fund
Fund Shares
Six Months Ended September 30, 2021 (Unaudited)	$12.20	2.10%	0.63%	2.65%	0.63%	$211,161	2%
Year Ended March 31:
2021	$12.11	5.61%	0.66%	2.87%	0.66%	$207,085	19%
2020	$11.80	2.60%	0.61%	3.17%	0.61%	$218,096	18%
2019	$11.87	4.41%	0.60%	3.39%	0.60%	$226,973	15%
2018	$11.76	2.45%	0.59%	3.43%	0.59%	$216,090	6%
2017	$11.88	0.10%	0.61%	3.41%	0.61%	$208,513	10%
Institutional Shares
Six Months Ended September 30, 2021 (Unaudited)	$12.20	2.19%	0.61%	2.68%	0.65%	$3,913	2%
June 29, 2020 (f) through March 31, 2021	$12.10	3.55%	0.61%	2.86%	0.77%	$2,958	19%
Class A
Six Months Ended September 30, 2021 (Unaudited)	$12.17	1.99%	0.86%	2.51%	0.94%	$1,769	2%
Year Ended March 31:
2021	$12.08	5.38%	0.89%	2.65%	0.96%	$6,375	19%
2020	$11.77	2.36%	0.85%	2.93%	0.85%	$6,468	18%
2019	$11.84	4.16%	0.85%	3.15%	0.85%	$6,295	15%
2018	$11.73	2.19%	0.84%	3.18%	0.84%	$5,971	6%
2017	$11.85	(0.13)%	0.83%	3.19%	0.83%	$6,302	10%

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Commencement of operations.

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA New York Bond Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

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Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Other Equity Interests	$—	$—	$200	$200
Municipal Bonds	—	214,023	—	214,023
Total	$—	$214,023	$200	$214,223

As of September 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy. For the six months ended September 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

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Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$5,300	$3,300	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$3,233	$7,851

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

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Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended September 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper New York Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2021, to September 30, 2021, performance adjustments were $0, less than $1, and less than $(1) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were 0.00%, less than 0.01% and (0.04)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2021, the Fund had no subadvisers.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

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Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended September 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended September 30, 2021, the Distributor did not receive any commissions.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

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Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2021, the expense limits (excluding voluntary waivers) were 0.65%, 0.61%, and 0.90% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of September 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2021.

Expires 2024	Expires 2025	Total
$7	$2	$9

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

State-Specific Risk — Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in New York to pay interest or repay principal, which may impact the Fund's performance. The Fund is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. While New York State's economy is broad, it does have concentrations in the financial services industry and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past, and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of New York State; and when New York City experiences financial difficulty, it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York State has at times been somewhat slower than the nation overall. The economic and financial condition of New York State also may be affected by various financial, social, economic, and political factors. In addition, the economic affects regarding COVID-19 may exacerbate some or all of these risks.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

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Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

LIBOR Discontinuation Risk — Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six, and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023, (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2021.

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within

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USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

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the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2022.

As of the tax year ended March 31, 2021, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$1,220	$2,310	$3,530

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USAA Mutual Funds Trust	Supplemental Information September 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021, through September 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Actual Ending Account Value 9/30/21	Hypothetical Ending Account Value 9/30/21	Actual Expenses Paid During Period 4/1/21- 9/30/21*	Hypothetical Expenses Paid During Period 4/1/21- 9/30/21*	Annualized Expense Ratio During Period 4/1/21- 9/30/21
Fund Shares	$1,000.00	$1,021.00	$1,021.91	$3.19	$3.19	0.63%
Institutional Shares	1,000.00	1,021.90	1,022.01	3.09	3.09	0.61%
Class A	1,000.00	1,019.90	1,020.76	4.35	4.36	0.86%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39608-1121

September 30, 2021

Semi Annual Report

USAA Virginia Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information	27
Proxy Voting and Portfolio Holdings Information	27
Expense Examples	27
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Virginia Bond Fund	September 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

Top 10 Industries

September 30, 2021

(% of Net Assets)

Hospital	18.4%
Education	15.5%
Appropriated Debt	10.2%
Nursing/CCRC	9.7%
Escrowed Bonds	5.4%
Toll Road	5.3%
Special Assessment/Tax/Fee	4.7%
Water/Sewer Utility	3.7%
General Obligation	3.7%
Water	3.3%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (101.2%)
Virginia (92.2%):
Alexandria IDA Revenue, Series C, 4.00%, 1/1/46, Continuously Callable @ 100 (a)	$2,400	$2,757
Amherst IDA Revenue 5.00%, 9/1/26, Continuously Callable @ 100	1,345	1,345
4.75%, 9/1/30, Continuously Callable @ 100	2,000	1,961
Arlington County IDA Revenue 5.00%, 2/15/43, Continuously Callable @ 100	1,775	2,147
4.00%, 7/1/45, Continuously Callable @ 100	1,585	1,830
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @ 100	4,600	5,313
Capital Region Airport Commission Revenue Series A, 4.00%, 7/1/36, Continuously Callable @ 100	700	786
Series A, 4.00%, 7/1/38, Continuously Callable @ 100	750	838
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29, Continuously Callable @ 101	10,000	10,921
Chesapeake Bay Bridge & Tunnel District Revenue 5.50%, 7/1/25	5,000	5,679
5.00%, 7/1/51, Continuously Callable @ 100	9,240	10,727
Chesapeake Bay Bridge & Tunnel District Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @ 100	5,000	5,926
Chesapeake Hospital Authority Revenue 4.00%, 7/1/39, Continuously Callable @ 100	1,000	1,148
4.00%, 7/1/43, Continuously Callable @ 100	4,000	4,502
City of Chesapeake Expressway Toll Road Revenue 7/15/32, Continuously Callable @ 100 (b)	6,520	7,165
7/15/40, Continuously Callable @ 100 (i)	3,000	3,317
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @ 100	5,000	5,411
City of Norfolk, GO Series A, 4.00%, 9/1/37, Continuously Callable @ 100	2,040	2,445
Series A, 4.00%, 9/1/39, Continuously Callable @ 100	1,535	1,832
City of Norfolk, GO (LIQ — Bank of America Corp.), 0.05%, 8/1/37, Continuously Callable @ 100 (c)	3,830	3,830
City of Portsmouth, GO 5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	880	936
5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	120	128
City of Richmond Public Utility Revenue 4.00%, 1/15/40, Continuously Callable @ 100	6,000	6,708
Series A, 5.00%, 1/15/38, Pre-refunded 1/15/23 @ 100	6,000	6,371
Series A, 4.00%, 1/15/50, Continuously Callable @ 100	1,730	2,002
City of Richmond, GO Series D, 5.00%, 3/1/32	800	1,098
Series D, 5.00%, 3/1/33	1,000	1,400
County of Fairfax VA Sewer Revenue Series A, 5.00%, 7/15/46, Continuously Callable @ 100 (d)	10,000	12,930
Series A, 4.00%, 7/15/51, Continuously Callable @ 100 (d)	10,000	11,855
Fairfax County Economic Development Authority Revenue 5.00%, 4/1/47, Continuously Callable @ 100	4,000	4,783
Series A, 5.00%, 10/1/29, Continuously Callable @ 100	2,000	2,269

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/30, Continuously Callable @ 100	$2,000	$2,268
Series A, 5.00%, 10/1/31, Continuously Callable @ 100	2,000	2,266
Series A, 5.00%, 10/1/32, Continuously Callable @ 100	1,500	1,698
Series A, 5.00%, 12/1/32, Pre-refunded 12/1/23 @ 100	1,500	1,655
Series A, 5.00%, 10/1/33, Continuously Callable @ 100	2,200	2,489
Series A, 5.00%, 10/1/34, Continuously Callable @ 100	2,000	2,261
Series A, 5.00%, 10/1/42, Continuously Callable @ 102	2,250	2,546
Series A, 4.00%, 10/1/42, Continuously Callable @ 102	2,750	2,954
Series A, 5.00%, 12/1/42, Pre-refunded 12/1/23 @ 100	2,800	3,089
Series B, 5.00%, 10/1/35, Continuously Callable @ 100	2,620	3,218
Series B, 5.00%, 10/1/36, Continuously Callable @ 100	2,000	2,448
Fairfax County Economic Development Authority Revenue (LIQ — Northern Trust Corp.), Series A, 0.05%, 12/1/33, Continuously Callable @ 100 (c)	4,475	4,475
Fairfax County Economic Development Authority Revenue (LOC — SunTrust Bank), 0.06%, 6/1/37, Continuously Callable @ 100 (c)	7,800	7,800
Fairfax County IDA Revenue 5.00%, 5/15/37, Continuously Callable @ 100	14,000	14,408
4.00%, 5/15/42, Continuously Callable @ 100	1,000	1,022
Series A, 4.00%, 5/15/44, Continuously Callable @ 100	6,900	7,407
Series S, 4.00%, 5/15/48, Continuously Callable @ 100	1,500	1,718
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @ 103	7,000	7,640
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Pre-refunded 6/15/25 @ 100	1,500	1,721
Hampton Roads Sanitation District Revenue, Series A, 5.00%, 8/1/43, Pre-refunded 8/1/26 @ 100	4,700	5,700
Hampton Roads Transportation Accountability Commission Revenue Series A, 4.00%, 7/1/50, Continuously Callable @ 100	5,000	5,820
Series A, 5.00%, 7/1/52, Continuously Callable @ 100 (d)	15,000	17,863
Hanover County Economic Development Authority Revenue 5.00%, 7/1/51, Continuously Callable @ 103	1,200	1,302
Series A, 4.50%, 7/1/30, Continuously Callable @ 100	2,795	2,844
Series A, 4.50%, 7/1/32, Continuously Callable @ 100	1,100	1,119
Series A, 5.00%, 7/1/42, Continuously Callable @ 100	2,000	2,035
Henrico County Economic Development Authority Revenue 5.00%, 6/1/24, Continuously Callable @ 100	1,200	1,227
4.25%, 6/1/26, Continuously Callable @ 100	140	142
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	2,105	2,214
5.00%, 10/1/37, Continuously Callable @ 103	2,500	2,813
4.00%, 10/1/40, Continuously Callable @ 103	500	562
4.00%, 10/1/45, Continuously Callable @ 103	725	804
4.00%, 10/1/50, Continuously Callable @ 103	1,500	1,653
James City County Economic Development Authority Revenue 4.00%, 6/1/47, Continuously Callable @ 103	1,000	1,081
Series A, 4.00%, 12/1/35, Continuously Callable @ 103 (a)	1,015	1,128
Series A, 4.00%, 12/1/40, Continuously Callable @ 103 (a)	1,155	1,268
Series A, 4.00%, 12/1/50, Continuously Callable @ 103 (a)	7,735	8,429
Lewistown Commerce Center Community Development Authority Tax Allocation 3.63%, 3/1/44, Continuously Callable @ 103 (e)	1,431	1,174

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
6.05%, 3/1/44, Continuously Callable @ 103	$680	$561
Series C, 0.50%, 3/1/54, Continuously Callable @ 100 (e)	2,340	426
Lexington IDA Revenue 4.00%, 1/1/31, Continuously Callable @ 102	750	824
4.00%, 1/1/37, Continuously Callable @ 102	1,000	1,082
5.00%, 1/1/43, Pre-refunded 1/1/22 @ 100	2,000	2,023
5.00%, 1/1/48, Continuously Callable @ 100	1,000	1,214
Series A, 5.00%, 1/1/42, Continuously Callable @ 103	1,000	1,066
Series A, 5.00%, 1/1/48, Continuously Callable @ 103	1,250	1,330
Loudoun County Economic Development Authority Revenue 5.00%, 12/1/31, Continuously Callable @ 100	1,135	1,293
5.00%, 12/1/32, Continuously Callable @ 100	800	911
5.00%, 12/1/33, Continuously Callable @ 100	775	882
5.00%, 12/1/34, Continuously Callable @ 100	805	915
Series B, 0.04%, 2/15/38, Callable 11/1/21 @ 100 (c)	8,545	8,545
Series E, 0.06%, 2/15/38, Callable 11/1/21 @ 100 (c)	7,255	7,255
Series F, 0.06%, 2/15/38, Callable 11/1/21 @ 100 (c)	6,810	6,810
Lynchburg Economic Development Authority Revenue 5.00%, 9/1/43, Continuously Callable @ 100	3,000	3,223
Series A, 5.00%, 1/1/47, Continuously Callable @ 100	2,250	2,603
Lynchburg Economic Development Authority Revenue (LIQ — JPMorgan Chase & Co.), Series 2018-XL0075, 0.15%, 1/1/25 (c) (f)	5,400	5,400
Lynchburg Economic Development Authority Revenue (LOC — Branch Banking & Trust Co.) Series B, 0.08%, 1/1/47, Continuously Callable @ 100 (c)	6,400	6,400
Series C, 0.12%, 1/1/47, Continuously Callable @ 100 (c)	1,965	1,965
Manassas Park Economic Development Authority Revenue, 4.00%, 12/15/52, Continuously Callable @ 100	4,500	5,220
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 1.13%, 9/1/41 (e) (j)	3,532	1,699
Marquis Community Development Authority Revenue, 1.50%, 9/1/45 (e) (f) (j)	1,093	526
Marquis Community Development Authority Tax Allocation, Series C, 9/1/41 (e) (g) (j)	5,389	248
Montgomery County Economic Development Authority Revenue Series A, 4.00%, 6/1/36, Continuously Callable @ 100	1,125	1,323
Series A, 4.00%, 6/1/39, Continuously Callable @ 100	1,750	2,042
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @ 100	2,800	3,474
Norfolk Economic Development Authority Revenue 5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	1,000	1,052
Series A, 0.07%, 11/1/34, Continuously Callable @ 100 (c)	1,900	1,900
Series B, 5.00%, 11/1/43, Continuously Callable @ 100	3,500	3,663
Series B, 5.00%, 11/1/48, (Put Date 11/1/28) (h)	1,600	2,030
Series B, 4.00%, 11/1/48, Continuously Callable @ 100	1,100	1,230
Prince Edward County IDA Revenue 4.00%, 9/1/43, Continuously Callable @ 100	2,250	2,457
5.00%, 9/1/48, Continuously Callable @ 100	2,055	2,398
Prince William County IDA Revenue 5.00%, 1/1/37, Continuously Callable @ 102	1,000	1,055
5.00%, 1/1/46, Continuously Callable @ 102	4,000	4,176
5.00%, 11/1/46, Pre-refunded 11/1/22 @ 100	10,000	10,515

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Radford IDA Revenue (NBGA — Fannie Mae), 3.50%, 9/15/29, Continuously Callable @ 100	$4,000	$4,088
Rappahannock Regional Jail Authority Revenue 5.00%, 10/1/34, Pre-refunded 10/1/25 @ 100	2,340	2,764
5.00%, 10/1/35, Pre-refunded 10/1/25 @ 100	1,165	1,376
Roanoke Economic Development Authority Revenue 5.00%, 7/1/47	6,250	9,334
4.00%, 7/1/51, Continuously Callable @ 100	5,000	5,762
Series A, 5.00%, 9/1/36, Continuously Callable @ 100	1,640	1,979
Series A, 5.00%, 9/1/43, Continuously Callable @ 100	4,060	4,829
Rockingham County Economic Development Authority Revenue 4.00%, 12/1/33, Continuously Callable @ 100	1,000	1,165
5.00%, 12/1/39, Continuously Callable @ 100	4,180	5,123
Salem Economic Development Authority Revenue 4.00%, 4/1/38, Continuously Callable @ 100	250	285
4.00%, 4/1/39, Continuously Callable @ 100	225	256
4.00%, 4/1/40, Continuously Callable @ 100	250	284
4.00%, 4/1/45, Continuously Callable @ 100	750	839
5.00%, 4/1/49, Continuously Callable @ 100	910	1,087
Stafford County Economic Development Authority Revenue 5.00%, 6/15/36, Continuously Callable @ 100	5,900	6,970
4.00%, 6/15/37, Continuously Callable @ 100	6,495	7,228
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @ 100	10,000	10,174
University of Virginia Revenue Series A, 5.00%, 6/1/37, Pre-refunded 6/1/23 @ 100	4,405	4,756
Series A, 5.00%, 4/1/42, Continuously Callable @ 100	4,000	4,811
Series A, 5.00%, 4/1/47, Continuously Callable @ 100	5,000	5,998
Series A, 2.18%, 11/1/51, Continuously Callable @ 100	1,000	945
Series A-1, 4.00%, 4/1/45, Continuously Callable @ 100	5,000	5,472
Series B, 5.00%, 4/1/46, Continuously Callable @ 100	5,000	5,996
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Pre-refunded 7/1/25 @ 100	5,000	5,671
Virginia Beach Development Authority Revenue 5.00%, 9/1/40, Continuously Callable @ 103	3,250	3,722
5.00%, 9/1/44, Continuously Callable @ 103	4,865	5,515
4.00%, 9/1/48, Continuously Callable @ 103	3,755	4,037
Series A, 5.00%, 5/1/29, Continuously Callable @ 100	1,795	2,009
Virginia College Building Authority Revenue 5.00%, 6/1/22	125	129
5.00%, 6/1/23	125	134
5.00%, 6/1/24	225	250
5.00%, 6/1/25	250	287
5.00%, 6/1/26	250	295
5.00%, 6/1/27	275	332
5.00%, 6/1/28	295	363
5.00%, 6/1/29	300	376
5.00%, 6/1/30	325	414
5.00%, 2/1/31, Continuously Callable @ 100	10,000	12,492
5.00%, 6/1/31	300	388

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/32, Continuously Callable @ 100	$4,000	$4,987
4.00%, 1/15/33, Continuously Callable @ 100	965	1,118
4.00%, 1/15/35, Continuously Callable @ 100	545	627
4.00%, 1/15/36, Continuously Callable @ 100	650	746
4.00%, 6/1/36, Continuously Callable @ 100	925	1,080
4.00%, 1/15/43, Continuously Callable @ 100	1,285	1,450
4.00%, 6/1/46, Continuously Callable @ 100	1,000	1,152
Series A, 5.00%, 9/1/31, Pre-refunded 9/1/24 @ 100	2,725	3,098
Series A, 5.00%, 9/1/32, Pre-refunded 9/1/24 @ 100	5,615	6,383
Series A, 5.00%, 9/1/33, Pre-refunded 9/1/24 @ 100	6,380	7,253
Series A, 4.00%, 2/1/35, Continuously Callable @ 100	8,000	8,890
Series A, 3.00%, 1/15/46, Continuously Callable @ 100	1,000	1,049
Series A, 3.00%, 1/15/51, Continuously Callable @ 100	1,175	1,232
Virginia College Building Authority Revenue (LIQ — U.S. Bancorp), 0.04%, 8/1/34, Callable 11/3/21 @ 100 (c)	2,200	2,200
Virginia College Building Authority Revenue (LIQ — Wells Fargo & Co.), 0.04%, 11/1/36, Continuously Callable @ 100 (c)	4,660	4,660
Virginia Commonwealth Transportation Board Regional Fuels Tax Revenue, 4.00%, 5/15/46, Continuously Callable @ 100	5,195	6,156
Virginia Commonwealth Transportation Board Revenue 5.00%, 3/15/32, Continuously Callable @ 100	3,350	4,154
5.00%, 9/15/32, Continuously Callable @ 100	9,190	11,390
4.00%, 5/15/42, Continuously Callable @ 100	10,000	11,391
Series A, 4.00%, 5/15/36, Continuously Callable @ 100	2,000	2,314
Virginia Commonwealth University Health System Authority Revenue, 5.00%, 7/1/46, Continuously Callable @ 100	5,500	6,601
Virginia Commonwealth University Revenue Series A, 4.00%, 11/1/37, Continuously Callable @ 100	750	871
Series A, 5.00%, 11/1/38, Continuously Callable @ 100	350	434
Series A, 4.00%, 5/1/48, Continuously Callable @ 100	2,475	2,798
Virginia Housing Development Authority Revenue Series B, 3.60%, 5/1/46, Continuously Callable @ 100	7,000	7,285
Series E, 2.65%, 7/1/50, Continuously Callable @ 100	1,640	1,642
Series I, 2.45%, 11/1/45, Continuously Callable @ 100	1,500	1,481
Virginia Public Building Authority Revenue, Series A, 4.00%, 8/1/30, Continuously Callable @ 100	4,000	4,704
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	11,322
Virginia Resources Authority Revenue 5.00%, 11/1/32, Continuously Callable @ 100	55	60
5.00%, 11/1/32, Pre-refunded 11/1/23 @ 100	975	1,072
4.00%, 11/1/41, Pre-refunded 11/1/22 @ 100	7,310	7,612
4.00%, 11/1/49, Continuously Callable @ 100	6,700	7,737
Series A, 4.00%, 11/1/43, Continuously Callable @ 100	1,445	1,741
Series A, 4.00%, 11/1/47, Continuously Callable @ 100	1,040	1,241
Virginia Small Business Financing Authority Revenue 4.00%, 11/1/39, Continuously Callable @ 100	2,550	2,975
4.00%, 12/1/49, Continuously Callable @ 100	6,000	6,870
4.00%, 12/1/51, Continuously Callable @ 103	4,000	4,409
Series A, 4.00%, 1/1/45, Continuously Callable @ 103	3,000	3,392
Series A, 4.00%, 1/1/51, Continuously Callable @ 103	13,265	14,862

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Virginia Small Business Financing Authority Revenue (LOC — Bank of America Corp.), 0.08%, 7/1/30 (c)	$1,650	$1,650
Virginia Small Business Financing Authority Revenue (LOC — PNC Financial Services Group), Series A, 0.05%, 7/1/42, Continuously Callable @ 100 (c)	9,025	9,025
Western Regional Jail Authority Revenue 5.00%, 12/1/35, Continuously Callable @ 100	1,540	1,844
5.00%, 12/1/35, Pre-refunded 12/1/26 @ 100	1,545	1,879
5.00%, 12/1/38, Continuously Callable @ 100	1,000	1,184
5.00%, 12/1/38, Pre-refunded 12/1/26 @ 100	1,000	1,217
Winchester Economic Development Authority Revenue 5.00%, 1/1/44, Continuously Callable @ 100	3,250	3,761
Series S, 5.00%, 1/1/44, Pre-refunded 1/1/24 @ 100	3,250	3,598
Wise County IDA Revenue, Series A, 0.75%, 10/1/40, (Put Date 9/2/25) (h)	2,500	2,513
		687,402
District of Columbia (2.8%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue 4.00%, 10/1/53, Continuously Callable @ 100	1,500	1,695
5.00%, 10/1/53, Continuously Callable @ 100	4,000	4,083
Series A, 5.00%, 10/1/44, Continuously Callable @ 100	1,500	1,842
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 10/1/30 (g)	5,500	4,701
Washington Metropolitan Area Transit Authority Revenue 5.00%, 7/1/43, Continuously Callable @ 100	5,000	6,003
Series A, 4.00%, 7/15/45, Continuously Callable @ 100	2,500	2,911
		21,235
Guam (6.2%):
Antonio B. Won Pat International Airport Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Pre-refunded 10/1/23 @ 100	1,255	1,393
Guam Government Waterworks Authority Revenue 5.00%, 7/1/37, Continuously Callable @ 100	1,000	1,152
5.00%, 7/1/40, Continuously Callable @ 100	3,250	3,734
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,367
Series A, 5.00%, 7/1/35, Continuously Callable @ 100	2,850	3,118
Series A, 5.00%, 1/1/50, Continuously Callable @ 100	1,000	1,190
Guam Power Authority Revenue Series A, 5.00%, 10/1/31, Continuously Callable @ 100	500	555
Series A, 5.00%, 10/1/34, Continuously Callable @ 100	1,000	1,038
Series A, 5.00%, 10/1/40, Continuously Callable @ 100	4,000	4,597
Guam Power Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/39, Continuously Callable @ 100	750	838
Series A, 5.00%, 10/1/44, Continuously Callable @ 100	1,000	1,095
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @ 100	1,500	1,750
Territory of Guam Revenue Series A, 5.00%, 11/1/27	200	241
Series A, 5.00%, 11/1/28	250	307
Series A, 5.00%, 11/1/29	250	313
Series A, 5.00%, 11/1/30	250	319

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/35, Continuously Callable @ 100	$1,000	$1,262
Series A, 5.00%, 11/1/40, Continuously Callable @ 100	1,000	1,239
Series A, 5.00%, 12/1/46, Continuously Callable @ 100	1,250	1,405
Series B-1, 5.00%, 1/1/42, Continuously Callable @ 100	1,500	1,517
Series D, 5.00%, 11/15/39, Continuously Callable @ 100	2,000	2,247
Series F, 5.00%, 1/1/31 (a)	500	635
Series F, 4.00%, 1/1/42, Continuously Callable @ 100 (a)	1,000	1,119
Territory of Guam Revenue (LOC — Barclays Bank PLC), Series 2017-XF2510, 0.17%, 12/1/46, Callable 12/1/26 @ 100 (c) (f)	10,870	10,870
		46,301
Total Municipal Bonds (Cost $719,691)		754,938
Total Investments (Cost $719,691) — 101.2%		754,938
Liabilities in excess of other assets — (1.2)%		(9,078)
NET ASSETS — 100.00%		$745,860

(a)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(b)  Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.75%.

(c)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(e)  Currently the issuer is in default with respect to interest and/or principal payments.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $16,796 (thousands) and amounted to 2.3% of net assets.

(g)  Zero-coupon bond.

(h)  Put Bond.

(i)  Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.88%.

(j)  This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements).

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

IDA — Industrial Development Authority

LOC — Letter of Credit

PLC — Public Limited Company

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2021

  (Unaudited)

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Virginia Bond Fund
Assets:
Investments, at value (Cost $719,691)	$754,938
Cash	14
Receivables:
Interest	7,477
Capital shares issued	151
From Adviser	13
Prepaid expenses	2
Total Assets	762,595
Liabilities:
Payables:
Distributions	205
Investments purchased	15,451
Capital shares redeemed	695
Accrued expenses and other payables:
Investment advisory fees	197
Administration fees	92
Custodian fees	5
Transfer agent fees	26
Compliance fees	—	(a)
Trustees' fees	—	(a)
12b-1 fees	2
Other accrued expenses	62
Total Liabilities	16,735
Net Assets:
Capital	719,855
Total accumulated earnings/(loss)	26,005
Net Assets	$745,860
Net Assets
Fund Shares	$713,549
Institutional Shares	13,215
Class A	19,096
Total	$745,860
Shares (unlimited number of shares authorized with no par value):
Fund Shares	61,320
Institutional Shares	1,136
Class A	1,642
Total	64,098
Net asset value, offering and redemption price per share: (b)
Fund Shares	$11.64
Institutional Shares	$11.64
Class A	$11.63
Maximum Sales Charge — Class A	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$11.90

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Virginia Bond Fund
Investment Income:
Interest	$10,177
Total Income	10,177
Expenses:
Investment advisory fees	1,172
Administration fees — Fund Shares	538
Administration fees — Institutional Shares	6
Administration fees — Class A	14
Sub-Administration fees	11
12b-1 fees — Class A	24
Custodian fees	17
Transfer agent fees — Fund Shares	90
Transfer agent fees — Institutional Shares	6
Transfer agent fees — Class A	10
Trustees' fees	24
Compliance fees	2
Legal and audit fees	27
State registration and filing fees	1
Other expenses	59
Total Expenses	2,001
Expenses waived/reimbursed by Adviser	(9)
Net Expenses	1,992
Net Investment Income (Loss)	8,185
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	124
Net change in unrealized appreciation/depreciation on investment securities	1,635
Net realized/unrealized gains (losses) on investments	1,759
Change in net assets resulting from operations	$9,944

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Virginia Bond Fund
	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
From Investments:
Operations:
Net investment income (loss)	$8,185	$16,875
Net realized gains (losses) from investments	124	137
Net change in unrealized appreciation/depreciation on investments	1,635	21,658
Change in net assets resulting from operations	9,944	38,670
Distributions to Shareholders:
Fund Shares	(7,843)	(16,365)
Institutional Shares (a)	(143)	(132)
Class A	(187)	(388)
Change in net assets resulting from distributions to shareholders	(8,173)	(16,885)
Change in net assets resulting from capital transactions	(123)	17,248
Change in net assets	1,648	39,033
Net Assets:
Beginning of period	744,212	705,179
End of period	$745,860	$744,212

(a)  Institutional Shares commenced operations on June 29, 2020.

(continues on next page)

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Virginia Bond Fund
	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$26,455	$90,498
Distributions reinvested	6,733	13,707
Cost of shares redeemed	(34,420)	(97,801)
Total Fund Shares	$(1,232)	$6,404
Institutional Shares (a)
Proceeds from shares issued	$1,382	$12,682
Distributions reinvested	48	53
Cost of shares redeemed	(341)	(697)
Total Institutional Shares	$1,089	$12,038
Class A
Proceeds from shares issued	$1,153	$22,363
Distributions reinvested	179	375
Cost of shares redeemed	(1,312)	(23,932)
Total Class A	$20	$(1,194)
Change in net assets resulting from capital transactions	$(123)	$17,248
Share Transactions:
Fund Shares
Issued	2,258	7,843
Reinvested	575	1,189
Redeemed	(2,941)	(8,490)
Total Fund Shares	(108)	542
Institutional Shares (a)
Issued	118	1,098
Reinvested	4	5
Redeemed	(29)	(60)
Total Institutional Shares	93	1,043
Class A
Issued	99	1,949
Reinvested	15	33
Redeemed	(112)	(2,090)
Total Class A	2	(108)
Change in Shares	(13)	1,477

(a)  Institutional Shares commenced operations on June 29, 2020.

See notes to financial statements.

14

This page is intentionally left blank.

15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Virginia Bond Fund
Fund Shares
Six Months Ended September 30, 2021 (unaudited)	$11.61	0.13	(e)	0.03	0.16	(0.13)	(0.13)
Year Ended March 31:
2021	$11.26	0.27	(e)	0.35	0.62	(0.27)	(0.27)
2020	$11.30	0.31	(e)	(0.04)	0.27	(0.31)	(0.31)
2019	$11.16	0.34		0.14	0.48	(0.34)	(0.34)
2018	$11.21	0.34		(0.05)	0.29	(0.34)	(0.34)
2017	$11.52	0.35		(0.31)	0.04	(0.35)	(0.35)
Institutional Shares
Six Months Ended September 30, 2021 (unaudited)	$11.61	0.13	(e)	0.03	0.16	(0.13)	(0.13)
June 29, 2020 (f) through March 31, 2021	$11.46	0.20	(e)	0.15	0.35	(0.20)	(0.20)
Class A
Six Months Ended September 30, 2021 (unaudited)	$11.60	0.12	(e)	0.02	0.14	(0.11)	(0.11)
Year Ended March 31:
2021	$11.25	0.24	(e)	0.35	0.59	(0.24)	(0.24)
2020	$11.29	0.28	(e)	(0.04)	0.24	(0.28)	(0.28)
2019	$11.16	0.32		0.12	0.44	(0.31)	(0.31)
2018	$11.20	0.31		(0.04)	0.27	(0.31)	(0.31)
2017	$11.51	0.33		(0.31)	0.02	(0.33)	(0.33)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal year ended 2017. Expenses paid indirectly decreased the expense ratio by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Virginia Bond Fund
Fund Shares
Six Months Ended September 30, 2021 (unaudited)	$—		$11.64	1.36%	0.53%		2.19%	0.53%	$713,549	5%
Year Ended March 31:
2021	—		$11.61	5.53%	0.50%		2.32%	0.50%	$713,075	28%
2020	—		$11.26	2.39%	0.55%		2.70%	0.55%	$685,508	24%
2019	—		$11.30	4.36%	0.59%		3.03%	0.59%	$672,191	9%
2018	—		$11.16	2.56%	0.56%		2.98%	0.56%	$666,772	11%
2017	—		$11.21	0.36%	0.58%		3.10%	0.58%	$658,452	13%
Institutional Shares
Six Months Ended September 30, 2021 (unaudited)	—		$11.64	1.38%	0.50%		2.21%	0.56%	$13,215	5%
June 29, 2020 (f) through March 31, 2021	—		$11.61	3.04%	0.49%		2.26%	0.58%	$12,105	28%
Class A
Six Months Ended September 30, 2021 (unaudited)	—		$11.63	1.25%	0.76%		1.96%	0.82%	$19,096	5%
Year Ended March 31:
2021	—		$11.60	5.26%	0.76%		2.06%	0.81%	$19,032	28%
2020	—		$11.25	2.14%	0.80%		2.46%	0.82%	$19,671	24%
2019	—		$11.29	4.05%	0.80%		2.82%	0.86%	$19,439	9%
2018	—	(g)	$11.16	2.42%	0.79	%(h)	2.76%	0.81%	$19,894	11%
2017	—		$11.20	0.12%	0.81%		2.85%	0.81%	$25,496	13%

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Commencement of operations.

(g)  Amount is less than $0.005 per share.

(h)  Effective October 12, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 0.80% of Class A average daily net assets.

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Virginia Bond Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$752,465	$2,473	$754,938
Total	$—	$752,465	$2,473	$754,938

As of September 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy. For the six months ended September 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$1,800	$900	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$63,815	$34,173

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended September 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Virginia Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2021, to September 30, 2021, performance adjustments were $(24), less than $(1), and $(4) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were less than (0.01)%, less than (0.01)%, and (0.04)% for Fund Shares, Institutional Shares,

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended September 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended September 30, 2021, the Distributor received approximately less than $1 thousand from commissions earned on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2021, the expense limits (excluding voluntary waivers) were 0.54%, 0.50%, and 0.80% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of September 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$1	$15	$9	$25

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

State-Specific Risk — Because the Fund invests primarily in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in Virginia, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

budget priorities. In addition, the economic affects regarding COVID-19 may exacerbate some or all of these risks. The Fund's performance will be affected by the fiscal and economic health of Virginia and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in Virginia than are funds that invest in municipal securities of multiple states.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

LIBOR Discontinuation Risk — Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six, and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023, (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2021.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2022.

As of the tax year ended March 31, 2021, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$945	$8,609	$9,554

26

USAA Mutual Funds Trust	Supplemental Information September 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021, through September 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Actual Ending Account Value 9/30/21	Hypothetical Ending Account Value 9/30/21	Actual Expenses Paid During Period 4/1/21- 9/30/21*	Hypothetical Expenses Paid During Period 4/1/21- 9/30/21*	Annualized Expense Ratio During Period 4/1/21- 9/30/21
Fund Shares	$1,000.00	$1,013.60	$1,022.41	$2.68	$2.69	0.53%
Institutional Shares	1,000.00	1,013.80	1,022.56	2.52	2.54	0.50%
Class A	1,000.00	1,012.50	1,021.26	3.83	3.85	0.76%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

27

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39604-1121

September 30, 2021

Semi Annual Report

USAA Tax Exempt Money Market Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	20
Proxy Voting and Portfolio Holdings Information	20
Expense Example	20
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	September 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investors with interest income that is exempt from federal income tax and has a further objective of preserving capital and maintaining liquidity.

Top 10 Industries

September 30, 2021

(% of Net Assets)

Education	24.6%
Electric Utilities	17.9%
Steel	7.6%
Hospital	7.2%
Nursing/CCRC	6.8%
Community Service	5.8%
Buildings	5.2%
Oil & Gas Refining & Marketing	4.6%
Pharmaceuticals	3.9%
Agricultural Products	3.8%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.0%)
Alabama (5.8%):
Columbia Industrial Development Board Revenue, 0.11%, 12/1/37, Continuously Callable @100 (a)	$10,000	$10,000
Mobile County IDA Revenue (LOC — Swedbank AB), Series B, 0.09%, 7/1/40, Continuously Callable @100 (a)	15,000	15,000
West Jefferson Industrial Development Board Revenue, 0.13%, 6/1/28, Continuously Callable @100 (a)	5,190	5,190
		30,190
California (1.1%):
City of Los Angeles Certificate of Participation (LOC — U.S. Bancorp), Series A, 0.12%, 8/1/35, Continuously Callable @100 (a)	5,885	5,885
Florida (4.1%):
County of Escambia Revenue, 0.09%, 7/1/22 (a)	15,500	15,500
County of St. Lucie Revenue, 0.06%, 9/1/28, Continuously Callable @100 (a)	5,610	5,610
		21,110
Georgia (1.6%):
Appling County Development Authority Revenue 0.11%, 9/1/29, Continuously Callable @100 (a)	800	800
0.11%, 9/1/41, Continuously Callable @100 (a)	5,100	5,100
The Burke County Development Authority Revenue, Series 1, 0.11%, 7/1/49, Continuously Callable @100 (a)	2,175	2,175
		8,075
Illinois (5.6%):
Illinois Finance Authority Revenue (LOC — Huntington National Bank), 0.16%, 10/1/33, Continuously Callable @100 (a)	1,765	1,765
Illinois State Educational Facilities Revenue (LOC — Huntington National Bank), Series A, 0.14%, 10/1/32, Continuously Callable @100 (a)	14,165	14,165
Metropolitan Pier & Exposition Authority Revenue (LIQ — Barclays Bank PLC), Series 2015-XF1045, 0.09%, 6/15/52, Callable 6/15/22 @ 100 (a) (b)	13,155	13,155
		29,085
Indiana (2.5%):
City of Berne Revenue (LOC — Federal Home Loan Bank of Indianapolis), 0.11%, 10/1/33, Continuously Callable @100 (a)	4,505	4,505
City of Evansville Revenue (LOC — Fifth Third Bank), 0.07%, 1/1/25, Callable 10/15/21 @ 100 (a)	1,905	1,905
Indiana Finance Authority Revenue (LOC — Federal Home Loan Bank of Indianapolis), 0.13%, 7/1/29, Continuously Callable @100 (a)	6,210	6,210
		12,620
Iowa (3.8%):
Iowa Finance Authority Revenue 0.09%, 6/1/39, Continuously Callable @100 (a)	12,600	12,600
Series B, 0.09%, 9/1/36, Continuously Callable @100 (a)	6,763	6,763
		19,363

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kansas (4.6%):
City of Burlington Revenue 0.12%, 9/1/35, Continuously Callable @100 (a)	$8,250	$8,250
Series B, 0.12%, 9/1/35, Continuously Callable @100 (a)	4,200	4,200
City of St. Marys Revenue, 0.09%, 4/15/32, Continuously Callable @100 (a)	11,500	11,500
		23,950
Kentucky (2.4%):
City of Georgetown Revenue (LOC — Fifth Third Bank), 0.07%, 11/15/29, Callable 10/15/21 @ 100 (a)	10,820	10,820
Lexington-Fayette Urban County Government Revenue (LOC — Federal Home Loan Bank of Cincinnati), 0.19%, 12/1/27, Callable 10/14/21 @ 100 (a)	1,635	1,635
		12,455
Louisiana (6.1%):
City of New Orleans Revenue (LOC — Capital One, N.A.), 0.23%, 8/1/24, Continuously Callable @100 (a)	2,475	2,475
Parish of St. James Revenue Series A-1, 0.09%, 11/1/40, Continuously Callable @100 (a)	1,485	1,485
Series B-1, 0.09%, 11/1/40, Continuously Callable @100 (a)	22,650	22,650
St. Tammany Corp. Revenue (LOC — Federal Home Loan Bank of Dallas), 0.08%, 3/1/33, Continuously Callable @100 (a)	4,900	4,900
		31,510
Maryland (1.6%):
Town of Williamsport Revenue (LOC — Manufacturers & Traders Trust Co.), 0.15%, 11/1/37 (a)	8,155	8,155
Michigan (0.4%):
Michigan State Strategic Fund Revenue (LOC — Fifth Third Bank), 0.11%, 3/1/37, Continuously Callable @100 (a)	2,100	2,100
Mississippi (0.7%):
Mississippi Business Finance Corp. Revenue (LOC — Federal Home Loan Bank of Dallas), 0.08%, 3/1/33, Continuously Callable @100 (a)	3,455	3,455
Missouri (3.9%):
Jackson County IDA Revenue (LOC — Commerce Bank, N.A.), 0.08%, 7/1/25, Continuously Callable @100 (a)	20,000	20,000
Nebraska (2.7%):
County of Custer Revenue (LOC — U.S. Bancorp), 0.09%, 12/1/36, Callable 12/2/21 @ 100 (a)	11,000	11,000
County of Washington Revenue, Series B, 0.08%, 12/1/40, Continuously Callable @100 (a)	3,000	3,000
		14,000
New Hampshire (3.9%):
New Hampshire Business Finance Authority Revenue (LOC — Landesbank Hessen-Thuringen), 0.09%, 9/1/30, Continuously Callable @100 (a)	19,990	19,990
New Mexico (1.0%):
New Mexico Hospital Equipment Loan Council Revenue (LOC — Fifth Third Bank), 0.11%, 7/1/25, Continuously Callable @100 (a)	5,000	5,000

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York (20.9%):
Allegany-Limestone Central School District, GO, 1.00%, 6/23/22	$5,000	$5,027
Binghamton City School District, GO, 1.00%, 6/24/22	5,000	5,028
Build NYC Resource Corp. Revenue (LOC — Toronto-Dominion Bank), 0.22%, 12/1/45, Continuously Callable @100 (a)	5,355	5,355
Canandaigua City School District, GO, 1.00%, 6/23/22	6,000	6,036
County of Chautauqua Industrial Development Agency Revenue (LOC — Citizens Financial Group), Series A, 0.10%, 8/1/27, Continuously Callable @100 (a)	1,365	1,365
County of St. Lawrence, GO, 1.00%, 7/7/22	6,000	6,036
Coxsackie-Athens Central School District, GO, 1.00%, 6/17/22	6,000	6,033
DeRuyter Central School District, GO, Series A, 1.00%, 6/30/22	2,000	2,012
Fillmore Central School District, GO, 1.00%, 6/23/22	5,000	5,027
Greenport Union Free School District, GO, 2.00%, 6/28/22	5,000	5,066
Guilderland Industrial Development Agency Revenue (LOC — Key Bank, N.A.), Series A, 0.14%, 7/1/32, Continuously Callable @100 (a)	2,705	2,705
Lansing Central School District, GO, 1.00%, 6/28/22	4,817	4,846
Lewiston-Porter Central School District, GO, Series A, 1.00%, 7/13/22	4,850	4,879
Liverpool Central School District, GO, 1.00%, 9/23/22	4,048	4,081
New York City Capital Resources Corp. Revenue (LOC — Manufacturers & Traders Trust Co.), 0.27%, 12/1/40, Continuously Callable @100 (a)	7,500	7,500
New York Liberty Development Corp. Revenue (LIQ — Royal Bank of Canada), Series 2016-ZF0464, 0.09%, 11/15/51 (a)(b)	13,000	13,000
Oneida County Industrial Development Agency Revenue (LOC — Citizens Financial Group), 0.15%, 7/1/37, Continuously Callable @100 (a)	1,570	1,570
Onondaga County Industrial Development Agency Revenue (LOC — Manufacturers & Traders Trust Co.), 0.15%, 12/1/31, Continuously Callable @100 (a)	5,210	5,210
Ramapo Housing Authority Revenue (LOC — Manufacturers & Traders Trust Co.), 0.15%, 12/1/29, Continuously Callable @100 (a)	8,285	8,285
St. Lawrence County Industrial Development Agency Revenue (LOC — Citizens Financial Group), 0.25%, 7/1/37 (a)	1,795	1,795
Walton Central School District, GO, 1.00%, 6/29/22	3,575	3,595
West Genesee Central School District, GO, Series B, 1.00%, 6/29/22	4,300	4,325
		108,776
Ohio (0.4%):
County of Hamilton Revenue (LOC — Fifth Third Bank), 0.07%, 12/1/24 (a)	2,000	2,000
Oklahoma (5.6%):
Edmond Economic Development Authority Revenue (LOC — Bank of Oklahoma, N.A.), Series A, 0.09%, 6/1/31, Callable 11/1/21 @ 100 (a)	4,900	4,900
Garfield County Industrial Authority Revenue, Series A, 0.13%, 1/1/25, Callable 11/3/21 @ 100 (a)	22,000	22,000
Muskogee Industrial Trust Revenue, Series A, 0.13%, 6/1/27, Continuously Callable @100 (a)	2,000	2,000
		28,900
Rhode Island (0.7%):
Rhode Island Commerce Corp. Revenue (LOC — Citizens Financial Group), 0.12%, 3/1/38, Callable 11/1/21 @ 100 (a)	3,405	3,405

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Tennessee (6.3%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.09%, 5/1/39, Continuously Callable @100 (a)	$24,200	$24,200
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (LOC — Fifth Third Bank), 0.07%, 12/1/24, Callable 10/15/21 @ 100 (a)	8,500	8,500
		32,700
Texas (7.7%):
Port of Arthur Navigation District Industrial Development Corp. Revenue, Series A, 0.07%, 12/1/40, Callable 11/1/21 @ 100 (a)	16,000	16,000
Port of Port Arthur Navigation District Revenue Series A, 0.12%, 4/1/40, Continuously Callable @100 (a)	7,350	7,350
Series B, 0.12%, 4/1/40, Continuously Callable @100 (a)	16,200	16,200
		39,550
Utah (2.0%):
Utah Housing Corp. Revenue (LIQ — Deutsche Bank A.G.), Series 2019-XF1081, 0.30%, 3/1/62, Callable 2/1/31 @ 100 (a)(b)	10,000	10,000
Washington (1.6%):
Washington Higher Education Facilities Authority Revenue, 0.08%, 10/1/31, Callable 11/3/21 @ 100 (a)	8,025	8,025
Total Municipal Bonds (Cost $500,299)		500,299
Commercial Paper (2.9%)
University of Texas System, 0.08%, 12/9/21	15,000	15,000
Total Commercial Paper (Cost $15,000)		15,000
Total Investments (Cost $515,299) — 99.9%		515,299
Other assets in excess of liabilities — 0.1%		693
NET ASSETS — 100.00%		$515,992

(a)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $36,155 (thousands) and amounted to 7.0% of net assets.

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

IDA — Industrial Development Authority

LOC — Letter of Credit

PLC — Public Limited Company

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2021

  (Unaudited)

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Tax Exempt Money Market Fund
Assets:
Investments, at value (Cost $515,299)	$515,299
Cash	309
Receivables:
Interest	181
Capital shares issued	246
From Adviser	434
Prepaid expenses	25
Total Assets	516,494
Liabilities:
Payables:
Distributions	—	(a)
Capital shares redeemed	214
Accrued expenses and other payables:
Investment advisory fees	120
Administration fees	43
Custodian fees	8
Transfer agent fees	64
Compliance fees	—	(a)
Trustees' fees	—	(a)
Other accrued expenses	53
Total Liabilities	502
Net Assets:
Capital	515,989
Total accumulated earnings/(loss)	3
Net Assets	$515,992
Shares (unlimited number of shares authorized with no par value):	515,981
Net asset value, offering and redemption price per share: (b)	$1.00

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Tax Exempt Money Market Fund
Investment Income:
Interest	$407
Total Income	407
Expenses:
Investment advisory fees	758
Administration fees	271
Sub-Administration fees	6
Custodian fees	9
Transfer agent fees	406
Trustees' fees	24
Compliance fees	2
Legal and audit fees	25
State registration and filing fees	26
Other expenses	53
Total Expenses	1,580
Expenses waived/reimbursed by Adviser	(1,200)
Net Expenses	380
Net Investment Income	27
Realized Gains from Investments:
Net realized gains from investment securities	4
Net realized gains on investments	4
Change in net assets resulting from operations	$31

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Money Market Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
From Investments:
Operations:
Net investment income	$27	$767
Net realized gains from investments	4	—
Change in net assets resulting from operations	31	767
Change in net assets resulting from distributions to shareholders	(27)	(988)
Change in net assets resulting from capital transactions	(46,027)	(783,392)
Change in net assets	(46,023)	(783,613)
Net Assets:
Beginning of period	562,015	1,345,628
End of period	$515,992	$562,015
Capital Transactions:
Proceeds from shares issued	$56,664	$268,164
Distributions reinvested	26	967
Cost of shares redeemed	(102,717)	(1,052,523)
Change in net assets resulting from capital transactions	$(46,027)	$(783,392)
Share Transactions:
Issued	56,664	268,164
Reinvested	26	967
Redeemed	(102,717)	(1,052,523)
Change in Shares	(46,027)	(783,392)

See notes to financial statements.

10

This page is intentionally left blank.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains on Investments		Total from Investment Activities		Net Investment Income		Net Realized Gains From Investments
USAA Tax Exempt Money Market Fund
Six Months Ended September 30, 2021 (Unaudited)	$1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—
Year Ended March 31: 2021	$1.00	—	(d)(e)	—		—	(e)	—	(e)	—	(e)
2020	$1.00	0.01	(d)	—	(e)	0.01		(0.01)		—
2019	$1.00	0.01		—	(e)	0.01		(0.01)		—
2018	$1.00	0.01		—	(e)	0.01		(0.01)		—
2017	$1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 3 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal year ended 2017. Expenses paid indirectly decreased the expense ratio by less than 0.01%.

(d)  Per share net investment income has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  Prior to August 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Total Distributions		Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)(c)		Net Investment Income(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)
USAA Tax Exempt Money Market Fund
Six Months Ended September 30, 2021 (Unaudited)	—	(e)	$1.00	0.01%		0.14%		0.01%	0.58%	$515,992
Year Ended March 31: 2021	—	(e)	$1.00	0.10%		0.35%		0.11%	0.57%	$562,015
2020	(0.01)		$1.00	1.05%		0.56%		1.04%	0.56%	$1,345,628
2019	(0.01)		$1.00	1.05%		0.56%		1.04%	0.56%	$1,598,214
2018	(0.01)		$1.00	0.51	%(f)	0.56	%(f)	0.50%	0.56%	$1,761,649
2017	—	(e)	$1.00	0.23%		0.54%		0.11%	0.58%	$2,007,091

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Money Market Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

The Fund has adopted policies and procedures permitting the Board of Trustees (the "Board") of the Fund to impose a liquidity fee or to temporarily suspend redemptions from the Fund (a "redemption gate") if the Fund's weekly liquid assets fall below specific thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would temporarily delay your ability to redeem your investments in the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Board's oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or for whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

the six months ended September 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$43,250	$31,700	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

The Fund's Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets of the Fund. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Compliance fees.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent's fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.15% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2021, the expense limit (excluding voluntary waivers) was 0.56%.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

In addition, the Adviser agreed to further reimburse fees in excess of the Fund's expense limit agreement of 0.56%. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.

As of September 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$19	$1,557	$1,200	$2,776

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

4. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Credit Risk — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

5. Borrowing:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2021.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

6. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2022.

As of the tax year ended March 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

19

USAA Mutual Funds Trust	Supplemental Information September 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form N-MFP is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021, through September 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 4/1/21	Actual Ending Account Value 9/30/21	Hypothetical Ending Account Value 9/30/21	Actual Expenses Paid During Period 4/1/21- 9/30/21*	Hypothetical Expenses Paid During Period 4/1/21- 9/30/21*	Annualized Expense Ratio During Period 4/1/21- 9/30/21
$1,000.00	$1,000.10	$1,024.37	$0.70	$0.71	0.14%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

20

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39598-1121

September 30, 2021

Semi Annual Report

USAA Target Managed Allocation Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	19
Proxy Voting and Portfolio Holdings Information	19
Expense Example	19
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	September 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to maximize total return primarily through capital appreciation.

Asset Allocation*:

September 30, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	Schedule of Portfolio Investments September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (99.0%)
iShares Core U.S. REIT ETF (a) (b)	625,986	$36,714
iShares MSCI Canada ETF	2,771,357	100,600
JPMorgan BetaBuilders Canada ETF (a)	360,675	22,705
JPMorgan BetaBuilders MSCI U.S. REIT ETF	108,649	10,448
U.S. Oil Fund LP (a) (c)	404,444	21,258
Vanguard FTSE All-World ex-U.S. ETF	96,063	5,856
Vanguard Real Estate ETF (a)	410,625	41,793
Vanguard S&P 500 ETF (b)	364,743	143,855
Vanguard Total Stock Market ETF (b)	620,260	137,735
Total Exchange-Traded Funds (Cost $505,488)		520,964
Collateral for Securities Loaned^ (6.3%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (d)	1,715,302	1,715
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	23,695,166	23,695
State Street Institutional U.S. Government Money Market Fund Institutional Shares, 0.03% (d)	7,742,702	7,743
Total Collateral for Securities Loaned (Cost $33,153)		33,153
Total Investments (Cost $538,641) — 105.3%		554,117
Liabilities in excess of other assets — (5.3)%		(28,096)
NET ASSETS — 100.00%		$526,021

At September 30, 2021, the Fund's investments in foreign securities were 24.5% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on September 30, 2021.

ETF — Exchange-Traded Fund

LP — Limited Partnership

REIT — Real Estate Investment Trust

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	Schedule of Portfolio Investments — continued September 30, 2021

  (Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	443	12/17/21	$98,542,613	$95,195,163	$(3,347,450)
S&P/Toronto Stock Exchange 60 Index Futures	205	12/16/21	39,716,275	38,724,021	(954,867)
Swiss Market Index Futures	289	12/17/21	37,786,523	35,980,779	(1,430,004)
					$(5,732,321)
Futures Contracts Sold
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures	466	12/17/21	$51,786,422	$51,278,640	$507,782
Euro Stoxx 50 Futures	1,361	12/17/21	66,706,088	63,808,944	1,588,838
Tokyo Price Index Futures	314	12/09/21	58,520,899	57,294,842	713,598
					$2,810,218
Total unrealized appreciation					$2,810,218
Total unrealized depreciation					(5,732,321)
Total net unrealized appreciation (depreciation)					$(2,922,103)

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Target Managed Allocation Fund
Assets:
Investments, at value (Cost $538,641)	$554,117	(a)
Cash	1,852
Deposit with brokers for futures contracts	3,375
Receivables:
Interest and dividends	669
Variation margin on open futures contracts	934
From Adviser	4
Prepaid expenses	1
Total Assets	560,952
Liabilities:
Payables:
Collateral received on loaned securities	33,153
Variation margin on open futures contracts	1,461
Accrued expenses and other payables:
Investment advisory fees	226
Administration fees	23
Custodian fees	3
Transfer agent fees	23
Compliance fees	—	(b)
Trustees' fees	—	(b)
Other accrued expenses	42
Total Liabilities	34,931
Net Assets:
Capital	390,958
Total accumulated earnings/(loss)	135,063
Net Assets	$526,021
Shares (unlimited number of shares authorized with no par value):	41,315
Net asset value, offering and redemption price per share: (c)	$12.73

(a)  Includes $32,113 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Target Managed Allocation Fund
Investment Income:
Dividends	$4,678
Securities lending (net of fees)	117
Total Income	4,795
Expenses:
Investment advisory fees	1,377
Administration fees	138
Sub-Administration fees	10
Custodian fees	12
Transfer agent fees	138
Trustees' fees	24
Compliance fees	2
Legal and audit fees	22
State registration and filing fees	1
Interfund lending fees	2
Interest fees	36
Other expenses	34
Total Expenses	1,796
Net Investment Income (Loss)	2,999
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	66,054
Net realized gains (losses) from foreign currency transactions	85
Net realized gains (losses) from futures contracts	5,923
Net change in unrealized appreciation/depreciation on investment securities	(47,052)
Net change in unrealized appreciation/depreciation on foreign currency translations	(234)
Net change in unrealized appreciation/depreciation on futures contracts	(5,465)
Net realized/unrealized gains (losses) on investments	19,311
Change in net assets resulting from operations	$22,310

See notes to financial statements.

6

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Managed Allocation Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
From Investments:
Operations:
Net investment income (loss)	$2,999	$4,877
Net realized gains (losses) from investments	72,062	81,493
Net change in unrealized appreciation/depreciation on investments	(52,751)	96,986
Change in net assets resulting from operations	22,310	183,356
Change in net assets resulting from distributions to shareholders	—	(30,747)
Change in net assets resulting from capital transactions	(25,902)	(69,612)
Change in net assets	(3,592)	82,997
Net Assets:
Beginning of period	529,613	446,616
End of period	$526,021	$529,613
Capital Transactions:
Proceeds from shares issued	$—	$1,065
Distributions reinvested	—	30,747
Cost of shares redeemed	(25,902)	(101,424)
Change in net assets resulting from capital transactions	$(25,902)	$(69,612)
Share Transactions:
Issued	—	94
Reinvested	—	2,654
Redeemed	(1,995)	(9,179)
Change in Shares	(1,995)	(6,431)

See notes to financial statements.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Target Managed Allocation Fund
Six Months Ended September 30, 2021 (Unaudited)	$12.23	0.07	(c)	0.43	0.50	—	—
Year Ended March 31:
2021	$8.98	0.11	(c)	3.84	3.95	(0.09)	(0.61)
2020	$10.26	0.20	(c)	(0.96)	(0.76)	(0.22)	(0.30)
2019	$11.22	0.17		(0.10)	0.07	(0.15)	(0.88)
2018	$10.46	0.16		0.73	0.89	(0.13)	— (f)
2017	$9.49	0.14		0.97	1.11	(0.14)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Reflects overall decrease in purchases and sales of securities.

(e)  Reflects an increase in trading activity due to asset allocation shifts.

(f)  Amount is less than $0.005 per share.

(g)  Prior to August 1, 2016, USAA Asset Management Company ("AMCO") (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of the Fund to 0.70% of the Fund's average daily net assets.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Target Managed Allocation Fund
Six Months Ended September 30, 2021 (Unaudited)	—	$12.73	4.09%	0.65%		1.09%	0.65%	$526,021	95%
Year Ended March 31:
2021	(0.70)	$12.23	44.39%	0.64%		0.96%	0.64%	$529,613	202	%(d)
2020	(0.52)	$8.98	(8.20)%	0.64%		1.88%	0.64%	$446,616	298	%(e)
2019	(1.03)	$10.26	1.32%	0.65%		1.83%	0.65%	$512,207	195	%(e)
2018	(0.13)	$11.22	8.48%	0.65%		1.50%	0.65%	$487,599	75	%(d)
2017	(0.14)	$10.46	11.72%	0.64	%(g)	1.37%	0.64%	$462,794	125%

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Target Managed Allocation Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment only to other USAA Mutual Funds participating in a fund-of-funds investment strategy or other persons or legal entities that the Fund may approve from time to time.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$520,964	$—	$—	$520,964
Collateral for Securities Loaned	33,153	—	—	33,153
Total	$554,117	$—	$—	$554,117
Other Financial Investments*
Assets:
Futures Contracts	$2,810	$—	$—	$2,810
Liabilities:
Futures Contracts	$(5,732)	$—	$—	$(5,732)
Total	$(2,922)	$—	$—	$(2,922)

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended September 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with brokers for futures contracts.

During the six months ended September 30, 2021, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of September 30, 2021 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$2,810	$5,732

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended September 30, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$5,923	$(5,465)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality, short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of September 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$32,113	$—	$33,153

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$510,528	$533,874

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of September 30, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Funds	Ownership %
USAA Cornerstone Conservative Fund	1.2%
USAA Cornerstone Equity Fund	2.8%
USAA Target Retirement Income Fund	8.0%
USAA Target Retirement 2030 Fund	24.2%
USAA Target Retirement 2040 Fund	36.2%
USAA Target Retirement 2050 Fund	24.2%
USAA Target Retirement 2060 Fund	3.4%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.05%, which is based on the Fund's average daily net assets of the Fund Shares. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent's fees for the Fund Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2021, the expense limit (excluding voluntary waivers) was 0.65%.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment. As of September 30, 2021, there are no amounts available to be repaid to the Adviser.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Portfolio Reallocation Risk — The frequent changes in the allocation of the Fund's portfolio holdings results in higher portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.

ETF Risk — ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2021.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund that utilized this Facility during the six months ended September 30, 2021, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at September 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$23,411	6	0.56%	$29,682

*  For the six months ended September 30, 2021, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2022.

As of the tax year ended March 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

18

USAA Mutual Funds Trust	Supplemental Information September 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021, through September 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 4/1/21	Actual Ending Account Value 9/30/21	Hypothetical Ending Account Value 9/30/21	Actual Expenses Paid During Period 4/1/21-9/30/21*	Hypothetical Expenses Paid During Period 4/1/21-9/30/21*	Annualized Expense Ratio During Period 4/1/21-9/30/21
$1,000.00	$1,040.90	$1,021.81	$3.33	$3.29	0.65%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

19

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

98356-1121

September 30, 2021

Semi Annual Report

USAA Tax Exempt Long-Term Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	32
Supplemental Information	41
Proxy Voting and Portfolio Holdings Information	41
Expense Examples	41
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	September 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investors with interest income that is exempt from federal income tax.

Top 10 Industries

September 30, 2021

(% of Net Assets)

Hospital	18.1%
General Obligation	13.2%
Education	12.1%
Nursing/CCRC	9.3%
Toll Road	6.7%
Special Assessment/Tax/Fee	6.7%
Water/Sewer Utility	4.1%
Multifamily Housing	3.7%
Electric/Gas Utility	3.3%
Appropriated Debt	3.0%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%) (a)
Utilities (0.0%):
Energy Harbor Corp. (b)	2,456	$98
Total Common Stocks (Cost $61)		98
Municipal Bonds (99.5%)
Alabama (1.0%):
Homewood Educational Building Authority Revenue, 5.00%, 12/1/47, Continuously Callable @100	$4,500	5,290
Montgomery Medical Clinic Board Revenue, 5.00%, 3/1/36, Continuously Callable @100	1,750	2,009
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	11,500	16,604
		23,903
Alaska (0.0%): (a)
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	1,000	1,157
Arizona (2.6%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	5,000	5,086
Arizona Health Facilities Authority Revenue 5.00%, 2/1/42, Continuously Callable @100	6,000	6,060
1.90% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (c) (l)	5,000	5,102
Arizona IDA Revenue 5.00%, 7/1/52, Continuously Callable @100	1,725	2,028
Series A, 4.00%, 7/1/51, Continuously Callable @100	1,000	1,104
City of Phoenix Civic Improvement Corp. Revenue (INS — National Public Finance Guarantee Corp.) Series B, 5.50%, 7/1/29	1,000	1,294
Series B, 5.50%, 7/1/30	1,500	1,975
Maricopa County IDA Revenue 5.00%, 7/1/47, Continuously Callable @100	1,600	1,813
Series A, 4.00%, 7/1/56, Continuously Callable @100	1,000	1,138
Maricopa County Pollution Control Corp. Revenue, Series A, 0.11%, 6/1/43, Callable 11/1/21 @ 100 (d)	4,300	4,300
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100	10,000	11,073
Tempe Industrial Development Authority, 4.00%, 12/1/46, Continuously Callable @102 (e)	2,500	2,725
The City of Phoenix IDA Revenue 5.00%, 7/1/41, Continuously Callable @100	1,200	1,352
5.00%, 7/1/42, Continuously Callable @100	1,250	1,479
5.00%, 7/1/44, Continuously Callable @100	6,000	6,574
The Pima County IDA Revenue 4.00%, 9/1/29, Continuously Callable @100	3,000	3,155
5.00%, 6/15/52, Continuously Callable @100 (f)	2,000	2,019
The Prima County IDA Revenue, Series A, 4.50%, 6/1/30, Continuously Callable @100	2,685	2,760

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100	$1,725	$1,956
		62,993
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS — AMBAC Assurance Corp.) 7/1/28 (g)	1,000	909
7/1/29 (g)	1,165	1,029
7/1/30 (g)	1,150	987
7/1/36 (g)	2,500	1,716
		4,641
California (6.6%):
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @100	1,000	1,215
California Municipal Finance Authority Revenue (LIQ — Deutsche Bank A.G.) Series DBE-8061, 0.46%, 1/1/60, Callable 1/1/37 @ 100 (d) (f)	2,550	2,550
California State Public Works Board Revenue 5.00%, 6/1/31, Continuously Callable @100	2,950	3,180
Series B, 5.00%, 10/1/30, Pre-refunded 10/1/21 @ 100	2,000	2,000
Series B, 5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	1,110	1,110
Series B, 5.00%, 10/1/39, Continuously Callable @100	3,500	3,943
Series D, 5.00%, 12/1/29, Continuously Callable @100	2,500	2,519
Series D, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,016
California Statewide Communities Development Authority Revenue (LIQ — Deutsche Bank A.G.) Series DBE-8052, 0.46%, 4/1/52, Callable 11/12/21 @ 100 (d) (f)	3,245	3,245
Series DBE-8065, 0.46%, 11/1/52, Callable 12/13/21 @ 100 (d) (f)	10,000	10,000
Cerritos Community College District, GO Series D, 8/1/31 (g)	1,000	856
Series D, 8/1/32 (g)	2,500	2,083
Series D, 8/1/33 (g)	2,175	1,766
Series D, 8/1/34 (g)	1,000	790
Series D, 8/1/35 (g)	1,500	1,156
Series D, 8/1/36 (g)	2,200	1,654
City & County of San Francisco Revenue (LIQ — Deutsche Bank A.G.) Series DBE-8059, 0.46%, 12/1/52, Callable 12/1/21 @ 100 (d) (f)	13,000	13,000
Series DBE-8072, 0.46%, 1/1/52, Callable 10/18/21 @ 100 (d) (f)	5,000	5,000
Coachella Valley Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series D, 8/1/41 (g)	8,500	5,209
El Camino Community College District, GO Series C, 8/1/34 (g)	3,000	2,349
Series C, 8/1/38 (g)	3,000	2,009
El Monte Union High School District, GO (INS — Assured Guaranty Municipal Corp.), 6/1/42 (g)	10,000	5,817
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Pre-refunded 6/1/23 @ 100	2,000	2,158
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @100	1,580	1,586

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Los Alamitos Unified School District Certificate of Participation 8/1/34, Continuously Callable @100 (h)	$1,200	$1,388
8/1/42, Continuously Callable @100 (i)	4,500	4,994
Paramount Unified School District, GO 8/1/34 (g)	1,860	1,448
8/1/35 (g)	2,000	1,508
8/1/36 (g)	2,750	2,005
8/1/37 (g)	2,750	1,940
Sacramento City Schools Joint Powers Financing Authority Revenue (INS — Build America Mutual Assurance Co.) Series A, 5.00%, 3/1/36, Continuously Callable @100	2,560	2,801
Series A, 5.00%, 3/1/40, Continuously Callable @100	2,000	2,178
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,881
San Ysidro School District, GO (INS — Assured Guaranty Municipal Corp.) Series G, 8/1/36 (g)	13,605	9,969
Series G, 8/1/37 (g)	14,285	10,180
Santa Ana Unified School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.), 4/1/29 (g)	15,000	12,399
State of California, GO 5.25%, 4/1/35, Continuously Callable @100	8,000	8,197
5.00%, 2/1/38, Continuously Callable @100	6,750	7,160
5.00%, 10/1/47, Continuously Callable @100	5,000	5,824
Stockton Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series D, 8/1/34 (g)	8,885	6,887
		158,970
Colorado (2.3%):
Colorado Educational & Cultural Facilities Authority Revenue 4.00%, 12/1/48, Continuously Callable @100	2,500	2,756
5.00%, 4/1/53, Continuously Callable @100	750	881
Series A, 5.25%, 4/1/43, Pre-refunded 4/1/23 @ 100	2,500	2,689
Colorado Health Facilities Authority Revenue 5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	5,000	5,160
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	6,000	7,007
5.00%, 6/1/47, Pre-refunded 6/1/27 @ 100	1,250	1,538
Series A, 4.00%, 8/1/49, Continuously Callable @100	2,500	2,821
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,500	1,681
Colorado Health Facilities Authority Revenue Bonds, 4.00%, 12/1/50, Continuously Callable @103	7,250	8,106
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @100	750	855
E-470 Public Highway Authority Revenue (INS — National Public Finance Guarantee Corp.), Series B, 9/1/35, Continuously Callable @64 (g)	10,000	5,858
Park Creek Metropolitan District Revenue 5.00%, 12/1/45, Continuously Callable @100	1,000	1,133
5.00%, 12/1/46, Continuously Callable @100	2,500	2,827
5.00%, 12/1/51, Continuously Callable @100	2,000	2,251
Rampart Range Metropolitan District No. 1 Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	4,000	4,772
See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Continuously Callable @100	$5,000	$5,346
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,111
		56,792
Connecticut (0.9%):
Connecticut State Health & Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	3,000	3,347
Mashantucket Western Pequot Tribe Revenue, 7/1/31 (j) (n)	59,890	8,984
State of Connecticut, GO Series A, 5.00%, 4/15/38, Continuously Callable @100	5,500	6,745
Series A, 5.00%, 4/15/39, Continuously Callable @100	1,550	1,934
		21,010
District of Columbia (1.1%):
District of Columbia Housing Finance Agency Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8070, 0.46%, 8/1/40, Callable 1/1/32 @ 105 (d) (f)	7,500	7,500
District of Columbia Revenue 5.00%, 7/1/36, Pre-refunded 7/1/22 @ 100	1,305	1,351
5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	1,500	1,552
6.00%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,700	1,868
6.00%, 7/1/48, Pre-refunded 7/1/23 @ 100	1,450	1,593
5.00%, 7/1/49, Continuously Callable @100	1,275	1,494
5.00%, 7/1/54, Continuously Callable @100	1,140	1,329
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 5.00%, 10/1/53, Continuously Callable @100	10,000	10,206
		26,893
Florida (8.8%):
Alachua County Health Facilities Authority Revenue, 4.00%, 12/1/49, Continuously Callable @100	7,000	7,945
City of Atlantic Beach Revenue Series A, 5.00%, 11/15/53, Continuously Callable @103	2,000	2,284
Series B, 5.63%, 11/15/43, Continuously Callable @100	7,000	7,638
City of Jacksonville Revenue 5.00%, 10/1/29, Continuously Callable @100	2,270	2,377
4.00%, 11/1/45, Continuously Callable @100	2,500	2,810
City of Lakeland Revenue 5.00%, 9/1/37, Continuously Callable @100	500	519
5.00%, 9/1/42, Continuously Callable @100	1,000	1,038
City of Pompano Beach Revenue Bonds, 4.00%, 9/1/50, Continuously Callable @103	8,000	8,641
County of Miami-Dade Florida Water & Sewer System Revenue 4.00%, 10/1/51, Continuously Callable @100	2,500	2,924
4.00%, 10/1/51, Continuously Callable @100	15,430	18,067
Series B, 4.00%, 10/1/49, Continuously Callable @100	22,000	25,217
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @100	1,750	1,959
County of Miami-Dade Seaport Department Revenue, Series A-2, 4.00%, 10/1/49, Continuously Callable @100	4,000	4,626

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	$2,000	$2,370
Escambia County Health Facilities Authority Revenue 4.00%, 8/15/45, Continuously Callable @100	5,050	5,715
4.00%, 8/15/50, Continuously Callable @100	6,265	6,978
Florida Development Finance Corp. Revenue 4.00%, 7/1/45, Continuously Callable @100	600	651
4.00%, 7/1/55, Continuously Callable @100	500	537
Florida Development Finance Corp. Revenue Bonds, Series A, 5.00%, 6/15/55, Continuously Callable @100 (f)	1,500	1,679
Florida Higher Educational Facilities Financial Authority Revenue 5.00%, 3/1/44, Continuously Callable @100	4,280	4,937
4.00%, 10/1/44, Continuously Callable @100	1,400	1,519
5.00%, 3/1/49, Continuously Callable @100	1,250	1,436
4.00%, 10/1/49, Continuously Callable @100	1,150	1,247
Series A, 5.00%, 4/1/32, Pre-refunded 4/1/22 @ 100	600	614
Series A, 5.25%, 4/1/42, Pre-refunded 4/1/22 @ 100	1,500	1,539
Florida Municipal Loan Council Revenue (INS — Assured Guaranty Municipal Corp.), Series D, 5.25%, 10/1/33, Continuously Callable @100	2,500	2,509
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	3,000	3,412
Lee County IDA Revenue 5.75%, 10/1/42, Pre-refunded 10/1/22 @ 100	4,000	4,221
5.50%, 10/1/47, Pre-refunded 10/1/22 @ 102	5,000	5,364
5.00%, 11/15/49, Continuously Callable @103	12,350	14,355
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @100	4,500	5,020
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100	2,500	2,836
Miami-Dade County Expressway Authority Revenue Series A, 5.00%, 7/1/39, Continuously Callable @100	5,000	5,565
Series A, 5.00%, 7/1/40, Continuously Callable @100	5,000	5,017
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @100	2,000	2,190
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @100	1,500	1,640
Palm Beach County Educational Facilities Authority, 4.00%, 10/1/51, Continuously Callable @100 (e)	2,070	2,285
Palm Beach County Health Facilities Authority Revenue 5.00%, 11/15/45, Continuously Callable @103	150	175
5.00%, 5/15/47, Continuously Callable @100	5,000	5,656
Series B, 5.00%, 11/15/42, Continuously Callable @103	1,000	1,213
Palm Beach County Solid Waste Authority Revenue 5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	155	155
5.00%, 10/1/31, Continuously Callable @100	9,845	9,846
Pinellas County Educational Facilities Authority Revenue 5.00%, 10/1/27, Continuously Callable @100	1,000	1,044
5.25%, 10/1/30, Continuously Callable @100	1,000	1,046
6.00%, 10/1/41, Continuously Callable @100	3,650	3,664

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Polk County IDA Revenue 5.00%, 1/1/49, Continuously Callable @103	$1,000	$1,112
5.00%, 1/1/55, Continuously Callable @103	1,000	1,108
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @103	1,835	2,061
St. Johns County IDA Revenue Bonds, 4.00%, 8/1/55, Continuously Callable @103	6,000	6,811
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 11/1/21 @ 100	2,200	2,206
Tampa-Hillsborough County Expressway Authority Revenue, Series B, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	3,050	3,158
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	2,000	2,324
Volusia County Educational Facility Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 10/15/29, Pre-refunded 10/15/21 @ 100	2,350	2,353
		213,613
Georgia (1.9%):
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	3,465
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	15,000	17,015
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,500	1,756
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	4,507
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	1,100	1,238
Private Colleges & Universities Authority Revenue 4.00%, 6/1/45, Continuously Callable @100	1,700	1,942
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,600	1,600
The Burke County Development Authority Revenue, Series 1, 0.11%, 7/1/49, Continuously Callable @100 (d)	200	200
The Burke County Development Authority Revenue Bonds (NBGA — Southern Co.), 0.11%, 11/1/52, Continuously Callable @100 (d)	1,000	1,000
The Development Authority of Monroe County Revenue Bonds, 0.11%, 11/1/48, Continuously Callable @100 (d)	700	700
Valdosta Housing Authority Revenue (LIQ — Deutsche Bank A.G.), Series 2020-XF1089, 0.30%, 4/1/60, Callable 4/1/35 @ 100 (d) (f)	13,325	13,325
		46,748
Illinois (12.4%):
Bureau County Township High School District No. 502, GO (INS — Build America Mutual Assurance Co.) Series A, 5.00%, 12/1/38, Pre-refunded 12/1/27 @ 100	1,555	1,989
Series A, 5.00%, 12/1/39, Pre-refunded 12/1/27 @ 100	1,400	1,791
Bureau County Township High School District No. 502, GO (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Pre-refunded 12/1/27 @ 100	1,530	1,957
Chicago Board of Education, GO, Series H, 5.00%, 12/1/36, Continuously Callable @100	5,000	5,920
Chicago Board of Education, GO (LIQ — Deutsche Bank A.G.), Series 2017-XM0188, 0.14%, 12/1/39, Callable 12/1/21 @ 100 (d) (f)	4,000	4,000
Chicago Midway International Airport Revenue Series B, 5.00%, 1/1/41, Continuously Callable @100	2,500	2,936
Series B, 5.00%, 1/1/46, Continuously Callable @100	3,500	4,070

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Chicago O'Hare International Airport Revenue 5.75%, 1/1/43, Continuously Callable @100	$5,000	$5,279
Series C, 4.00%, 1/1/38, Continuously Callable @100	1,000	1,170
Series C, 5.00%, 1/1/41, Continuously Callable @100	5,000	5,913
Chicago Park District, GO Series A, 5.00%, 1/1/40, Continuously Callable @100	3,000	3,421
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,391
City of Chicago Special Assessment, 6.75%, 12/1/32, Continuously Callable @100	3,924	3,934
City of Chicago Wastewater Transmission Revenue 5.00%, 1/1/44, Continuously Callable @100	4,000	4,371
Series C, 5.00%, 1/1/39, Continuously Callable @100	3,000	3,368
City of Chicago Wastewater Transmission Revenue Bonds, Series A, 5.00%, 1/1/47, Continuously Callable @100	3,000	3,519
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	3,000	3,350
City of Springfield Electric Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @100	3,000	3,394
Cook County Community College District No. 508, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	9,500	11,310
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	7,750	9,339
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100	2,000	2,296
Illinois Finance Authority Revenue 3.90%, 3/1/30, Continuously Callable @100	14,000	15,160
5.50%, 4/1/32, Continuously Callable @100	7,065	7,081
4.00%, 2/1/33, Continuously Callable @100	6,000	6,290
5.00%, 5/15/37, Continuously Callable @100	700	796
4.00%, 3/1/38, Continuously Callable @100	2,000	2,228
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	20	24
5.00%, 8/1/42, Continuously Callable @100	750	867
6.00%, 7/1/43, Continuously Callable @100	5,000	5,448
5.00%, 1/1/44, Continuously Callable @100	10,000	12,007
5.00%, 8/15/44, Continuously Callable @100	2,000	2,292
4.00%, 12/1/46, Continuously Callable @100	4,500	4,937
5.00%, 2/15/47, Continuously Callable @100	1,000	1,131
5.00%, 5/15/47, Continuously Callable @100	1,155	1,304
5.00%, 8/1/47, Continuously Callable @100	750	859
5.00%, 12/1/47, Continuously Callable @100	2,000	2,301
5.00%, 10/1/49, Continuously Callable @100	1,250	1,507
5.00%, 2/15/50, Continuously Callable @100	500	563
5.00%, 10/1/51, Continuously Callable @100	1,000	1,203
4.00%, 10/1/55, Continuously Callable @100	2,000	2,229
Series A, 4.00%, 7/1/38, Continuously Callable @100	5,000	5,586
Series A, 4.00%, 10/1/40, Continuously Callable @100	12,395	13,891
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	485	579
Series C, 4.00%, 2/15/41, Continuously Callable @100	10,495	11,871
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/44, Continuously Callable @100	4,000	4,568
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/42, Continuously Callable @100	2,000	2,456

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	$9,000	$10,029
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/41, Continuously Callable @100	600	684
Regional Transportation Authority Revenue (INS — National Public Finance Guarantee Corp.), 6.50%, 7/1/30 (k)	37,550	50,687
Sangamon County Water Reclamation District, GO Series A, 4.00%, 1/1/49, Continuously Callable @100	15,000	16,783
Series A, 5.75%, 1/1/53, Continuously Callable @100	2,000	2,362
State of Illinois, GO 5.50%, 5/1/39, Continuously Callable @100	2,275	2,879
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,000	2,403
State of Illinois, GO (INS — Assured Guaranty Municipal Corp.) 4.00%, 2/1/31, Continuously Callable @100	1,000	1,118
4.00%, 2/1/32, Continuously Callable @100	1,000	1,110
Series A, 5.00%, 4/1/29, Continuously Callable @100	8,000	8,503
Village of Rosemont, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @100	10,000	11,998
		300,452
Indiana (1.7%):
Evansville Redevelopment Authority Revenue (INS — Build America Mutual Assurance Co.) 4.00%, 2/1/38, Continuously Callable @100	5,540	6,166
4.00%, 2/1/39, Continuously Callable @100	3,605	4,005
Indiana Finance Authority Revenue 5.00%, 2/1/40, Continuously Callable @100	1,495	1,635
5.00%, 11/15/43, Continuously Callable @103	1,970	2,302
5.00%, 10/1/44, Pre-refunded 10/1/23 @ 100	4,000	4,386
5.00%, 11/15/48, Continuously Callable @103	3,895	4,515
Series A, 5.00%, 6/1/39, Continuously Callable @100	5,000	5,053
Series A, 5.50%, 4/1/46, Continuously Callable @100	5,000	5,562
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	7,000	7,909
		41,533
Iowa (0.6%):
Iowa Finance Authority Revenue 2.88%, 5/15/49, Continuously Callable @100	1,180	1,180
Series A, 5.00%, 5/15/43, Continuously Callable @100	6,235	7,221
Series B, 5.00%, 2/15/48, Continuously Callable @100	4,000	4,892
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,152
		14,445
Kansas (0.5%):
City of Coffeyville Electric System Revenue (INS-National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (f)	2,500	2,920
City of Lawrence Revenue, 5.00%, 7/1/48, Continuously Callable @100	5,000	5,996

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @100	$2,000	$2,315
		11,231
Kentucky (0.8%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,149
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	3,453
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/51, Continuously Callable @100	1,070	1,224
Kentucky Economic Development Finance Authority Revenue 5.00%, 5/15/46, Continuously Callable @100	5,500	5,766
Series B, 5.00%, 8/15/41, Continuously Callable @100	3,000	3,605
Kentucky Economic Development Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.) 4.00%, 12/1/41, Continuously Callable @100	500	572
Series A, 5.00%, 12/1/45, Continuously Callable @100	2,000	2,430
		18,199
Louisiana (3.9%):
City of Shreveport Water & Sewer Revenue 5.00%, 12/1/40, Continuously Callable @100	1,000	1,150
Series B, 5.00%, 12/1/41, Continuously Callable @100	5,500	6,430
Series B, 4.00%, 12/1/49, Continuously Callable @100	1,000	1,120
City of Shreveport Water & Sewer Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 5.00%, 12/1/41, Continuously Callable @100	2,100	2,530
City of Shreveport Water & Sewer Revenue (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 12/1/37, Continuously Callable @100	1,100	1,246
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	7,000	8,137
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	6,250	6,889
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 10/1/39, Continuously Callable @100	1,685	2,035
4.00%, 10/1/46, Continuously Callable @100	8,210	9,110
5.00%, 10/1/48, Continuously Callable @100	5,000	5,966
Louisiana Public Facilities Authority Revenue 4.00%, 5/15/41, Continuously Callable @100	1,235	1,362
4.00%, 5/15/41, Pre-refunded 5/15/26 @ 100	15	17
5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100	6,000	7,113
5.00%, 5/15/46, Continuously Callable @100	5,000	5,919
4.00%, 12/15/50, Continuously Callable @100	1,000	1,104
5.00%, 7/1/52, Continuously Callable @100	400	468
4.00%, 1/1/56, Continuously Callable @100	9,000	9,636
5.00%, 7/1/57, Continuously Callable @100	2,000	2,332
Louisiana Public Facilities Authority Revenue (INS — Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	5,000	5,655
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (c)	6,750	6,906
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	6,000	7,266

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	$1,500	$1,608
		93,999
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	9,000	9,555
Massachusetts (1.5%):
Massachusetts Development Finance Agency Revenue 5.00%, 4/15/40, Continuously Callable @100	1,000	1,102
5.00%, 7/1/46, Continuously Callable @100	4,000	4,599
5.00%, 7/1/47, Continuously Callable @100	2,280	2,586
4.00%, 7/1/51, Continuously Callable @100	1,000	1,131
Series A, 5.50%, 7/1/44, Continuously Callable @100	2,000	2,032
Series A, 4.00%, 10/1/46, Continuously Callable @100	3,370	3,648
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,118
Series B, 4.00%, 7/1/50, Continuously Callable @100	975	1,111
Series C, 4.00%, 10/1/45, Continuously Callable @100	1,250	1,443
Series D, 5.00%, 7/1/44, Continuously Callable @100	3,000	3,350
Series E, 4.00%, 7/1/38, Continuously Callable @100	1,000	1,094
Series J2, 5.00%, 7/1/53, Continuously Callable @100	10,000	12,017
		35,231
Michigan (2.2%):
County of Genesee, GO, Series B, 4.00%, 2/1/41, Continuously Callable @100	2,000	2,207
County of Genesee, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/46, Continuously Callable @100	2,900	3,360
Downriver Utility Wastewater Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @100	2,500	2,964
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100	2,500	2,777
Jackson Public Schools, GO (NBGA — Michigan School Bond Qualification and Loan Program) 5.00%, 5/1/45, Continuously Callable @100	6,000	7,312
5.00%, 5/1/48, Continuously Callable @100	3,000	3,655
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100	2,750	3,333
Livonia Public Schools, GO (INS — Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	4,000	4,671
Michigan Finance Authority Revenue 5.00%, 11/1/43, Continuously Callable @100	1,000	1,223
4.00%, 2/15/47, Continuously Callable @100	8,000	9,161
4.00%, 9/1/50, Continuously Callable @100	1,000	1,103
4.00%, 11/1/55, Continuously Callable @100	4,000	4,576
Series A, 4.00%, 11/15/50, Continuously Callable @100	3,000	3,448
Michigan State Building Authority Revenue, 4.00%, 4/15/54, Continuously Callable @100	2,000	2,288
		52,078
Mississippi (0.1%):
County of Warren Revenue, 5.38%, 12/1/35, Continuously Callable @100	3,000	3,023

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Missouri (3.0%):
Cape Girardeau County IDA Revenue 5.00%, 3/1/36, Continuously Callable @100	$750	$854
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,210	2,393
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100	3,000	3,534
Health & Educational Facilities Authority of the State of Missouri Revenue 4.00%, 8/1/36, Continuously Callable @100	440	508
5.00%, 5/15/40, Continuously Callable @103	5,510	6,314
4.00%, 8/1/41, Continuously Callable @100	410	466
5.00%, 2/1/42, Continuously Callable @104	3,500	3,941
4.00%, 2/1/48, Continuously Callable @100	10,000	10,988
4.00%, 2/15/51, Continuously Callable @100	1,000	1,147
Series A, 5.00%, 11/15/43, Continuously Callable @100	1,000	1,212
Series A, 4.00%, 2/15/54, Continuously Callable @100	2,500	2,827
Missouri Development Finance Board Revenue 4.00%, 6/1/46, Continuously Callable @100	17,775	19,687
4.00%, 3/1/51, Continuously Callable @100	2,000	2,221
St. Louis County IDA Revenue 5.88%, 9/1/43, Continuously Callable @100	5,000	5,294
5.00%, 9/1/48, Continuously Callable @100	2,000	2,220
St. Louis Municipal Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 10/1/38, Continuously Callable @100	3,065	3,621
5.00%, 10/1/49, Continuously Callable @100	3,000	3,631
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,940	2,095
		72,953
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	4,000	4,199
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	1,000	1,160
		5,359
Nebraska (0.6%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	2,000	2,882
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	3,400	3,883
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%, 1/1/49, Continuously Callable @102	7,500	8,101
		14,866
Nevada (0.9%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100	2,775	3,297
Las Vegas Convention & Visitors Authority Revenue Series C, 4.00%, 7/1/41, Continuously Callable @100	4,400	4,853
Series C, 4.00%, 7/1/46, Continuously Callable @100	12,140	13,300
		21,450
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	2,500	2,701

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (4.8%):
New Jersey Economic Development Authority Revenue 1.65% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (l)	$20,000	$20,355
5.00%, 6/15/28, Continuously Callable @100	2,000	2,049
5.00%, 6/15/40, Continuously Callable @100	8,125	8,941
5.00%, 6/15/40, Pre-refunded 6/15/24 @ 100	1,875	2,111
4.00%, 11/1/44, Continuously Callable @100	3,000	3,370
4.00%, 6/15/49, Continuously Callable @100	4,000	4,508
Series A, 5.00%, 6/15/47, Continuously Callable @100	3,000	3,575
Series AAA, 5.00%, 6/15/41, Continuously Callable @100	4,000	4,728
Series B, 5.00%, 6/15/43, Continuously Callable @100	3,500	4,249
Series WW, 5.25%, 6/15/40, Continuously Callable @100	2,835	3,247
Series WW, 5.25%, 6/15/40, Pre-refunded 6/15/25 @ 100	165	194
New Jersey Economic Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @100	1,200	1,421
New Jersey Educational Facilities Authority Revenue Series B, 5.00%, 9/1/36, Continuously Callable @100	5,000	5,934
Series F, 5.00%, 7/1/47, Continuously Callable @100	3,000	3,357
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/38, Continuously Callable @100	2,250	2,669
New Jersey Health Care Facilities Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100	1,250	1,383
New Jersey Transportation Trust Fund Authority Revenue 5.25%, 6/15/43, Continuously Callable @100	4,000	4,981
Series A, 5.00%, 12/15/36, Continuously Callable @100	2,125	2,607
Series AA, 5.25%, 6/15/41, Continuously Callable @100	2,000	2,304
Series AA, 4.00%, 6/15/50, Continuously Callable @100	3,000	3,426
Series BB, 4.00%, 6/15/50, Continuously Callable @100	15,000	16,802
New Jersey Turnpike Authority Revenue, Series A, 4.00%, 1/1/51, Continuously Callable @100	1,000	1,160
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	7,000	7,945
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	3,000	3,611
		114,927
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	8,625	9,679
New York (2.3%):
Metropolitan Transportation Authority Revenue Series A, 11/15/32 (g)	5,000	4,076
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	5,490	6,985
New York Liberty Development Corp. Revenue 5.25%, 10/1/35	16,130	22,672
2.80%, 9/15/69, Continuously Callable @100	1,500	1,532
New York State Dormitory Authority Revenue Series A, 4.00%, 3/15/47, Continuously Callable @100	5,000	5,773
Series A, 4.00%, 9/1/50, Continuously Callable @100	3,000	3,386

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/51, Continuously Callable @100	$2,000	$2,304
Triborough Bridge & Tunnel Authority Revenue Series A, 11/15/31 (g)	5,000	4,152
Series A, 11/15/32 (g)	3,000	2,412
Series B, 11/15/32 (g)	2,500	2,042
TSASC, Inc. Revenue Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,165
		56,499
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue, 5.00%, 1/1/49, Continuously Callable @104	2,725	3,050
North Carolina Medical Care Commission Revenue Bonds, Series A, 4.00%, 10/1/50, Continuously Callable @103	1,000	1,107
		4,157
North Dakota (0.7%):
City of Fargo Revenue, 6.25%, 11/1/31, Pre-refunded 11/1/21 @ 100	4,685	4,706
City of Grand Forks Nd Revenue, 4.00%, 12/1/51, Continuously Callable @100	1,000	1,134
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	7,500	8,893
University of North Dakota Cerificate Participation, Series A, 4.00%, 6/1/51, Continuously Callable @100	1,500	1,700
		16,433
Ohio (2.5%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100	2,700	3,031
City of Cleveland Airport System Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,012
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100	2,000	2,263
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100	9,000	10,388
County of Franklin Revenue Bonds, Series B, 5.00%, 7/1/45, Continuously Callable @103	5,000	5,830
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100	2,500	2,702
County of Lake Revenue, 5.63%, 8/15/29, Continuously Callable @100	320	321
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @100	6,000	7,202
County of Montgomery Revenue 4.00%, 11/15/42, Continuously Callable @100	2,500	2,819
4.00%, 11/15/45, Continuously Callable @100	2,000	2,241
County of Ross Revenue 5.00%, 12/1/44, Continuously Callable @100	3,100	3,812
5.00%, 12/1/49, Continuously Callable @100	6,000	7,260
Ohio Air Quality Development Authority Revenue, 8/1/30 (j) (m)	6,000	—
Ohio Higher Educational Facility Commission Revenue, 5.25%, 1/1/48, Continuously Callable @104	1,000	1,032
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/33, Continuously Callable @100	2,000	2,131
State of Ohio Revenue 4.00%, 11/15/40, Continuously Callable @100	655	751
Series A, 4.00%, 1/15/50, Continuously Callable @100	7,000	7,733
		60,528

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oklahoma (1.2%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	$4,200	$4,292
Garfield County Industrial Authority Revenue, Series A, 0.13%, 1/1/25, Callable 11/3/21 @ 100 (d) (k)	1,000	1,000
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	4,250	4,765
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	4,250	5,182
Oklahoma Municipal Power Authority Revenue Series A, 4.00%, 1/1/47, Continuously Callable @100	1,000	1,170
Series A, 4.00%, 1/1/47, Continuously Callable @100	10,000	11,008
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102	2,000	2,267
		29,684
Oregon (0.5%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100	810	813
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @100	2,000	2,163
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	3,800	4,381
Oregon State Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,137
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,000	1,140
Yamhill County Hospital Authority Revenue 5.00%, 11/15/51, Continuously Callable @102	1,180	1,257
Series B-2, 2.13%, 11/15/27, Continuously Callable @100	1,000	978
Series B-3, 1.75%, 11/15/26, Continuously Callable @100	1,000	985
		12,854
Pennsylvania (8.8%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	7,400	8,489
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @100	6,500	7,800
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100	3,170	3,855
Allentown Commercial & IDA Revenue, 6.25%, 7/1/47, Continuously Callable @100 (f)	5,000	5,242
Altoona Area School District, GO (INS — Build America Mutual Assurance Co.), 5.00%, 12/1/45, Pre-refunded 12/1/25 @ 100	1,000	1,185
Altoona Area School District, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/48, Pre-refunded 12/1/25 @ 100	300	355
Armstrong School District, GO Series A, 4.00%, 3/15/38, Continuously Callable @100	1,000	1,158
Series A, 4.00%, 3/15/41, Continuously Callable @100	2,250	2,595
Berks County IDA Revenue 5.00%, 5/15/48, Continuously Callable @102	1,000	1,114
5.00%, 11/1/50, Continuously Callable @100	8,500	9,333

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100	$3,000	$3,289
Canon Mcmillan School District, GO 4.00%, 6/1/48, Continuously Callable @100	4,605	5,138
4.00%, 6/1/50, Continuously Callable @100	6,065	6,698
Chester County IDA Revenue, Series A, 5.25%, 10/15/47, Continuously Callable @100	3,250	3,637
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	500	607
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,211
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	15,000	17,041
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100	2,250	2,691
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @100	5,000	6,005
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103	1,000	1,077
Montgomery County Higher Education & Health Authority Revenue 4.00%, 9/1/49, Continuously Callable @100	2,500	2,828
4.00%, 9/1/51, Continuously Callable @100	3,500	3,957
Montgomery County IDA Revenue 5.00%, 12/1/48, Continuously Callable @102	2,000	2,270
5.00%, 12/1/49, Continuously Callable @103	2,000	2,295
Northampton County General Purpose Authority Revenue 4.00%, 8/15/40, Continuously Callable @100	4,000	4,374
5.00%, 8/15/48, Continuously Callable @100	2,440	2,891
Northeastern Pennsylvania Hospital & Education Authority Revenue 5.00%, 5/1/44, Continuously Callable @100	1,000	1,178
5.00%, 5/1/49, Continuously Callable @100	1,350	1,564
Pennsylvania Economic Development Financing Authority Revenue 4.00%, 7/1/46, Continuously Callable @103	1,000	1,108
Series A, 4.00%, 10/15/51, Continuously Callable @100	2,320	2,688
Pennsylvania Higher Educational Facilities Authority Revenue Series A, 5.25%, 7/15/33, Pre-refunded 7/15/23 @ 100	1,970	2,147
Series A, 5.50%, 7/15/38, Pre-refunded 7/15/23 @ 100	2,750	3,009
Series A, 4.00%, 7/15/51, Continuously Callable @100	2,250	2,564
Pennsylvania Turnpike Commission Revenue 5.00%, 12/1/37, Continuously Callable @100	1,000	1,214
Series A, 4.00%, 12/1/49, Continuously Callable @100	5,000	5,630
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	3,000	3,453
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	4,000	4,824
Series A-2, 5.00%, 12/1/33, Continuously Callable @100	1,250	1,555
Series B, 5.00%, 6/1/39, Continuously Callable @100	8,000	9,432
Series B, 5.00%, 12/1/43, Continuously Callable @100	5,000	6,124
Series B, 5.25%, 12/1/44, Continuously Callable @100	10,000	11,324
Series B, 4.00%, 12/1/51, Continuously Callable @100	1,500	1,731
Series B, 4.00%, 12/1/51, Continuously Callable @100	9,000	10,438
Series B-1, 5.00%, 6/1/42, Continuously Callable @100	4,000	4,775
Philadelphia School District, General Obligation Bonds, Series A, 5.00%, 9/1/44, Continuously Callable @100	10,000	12,303
Pittsburgh Water & Sewer Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @100	5,000	6,291

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Reading School District, GO (INS — Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @100	$1,055	$1,227
School District of Philadelphia, GO Series B, 5.00%, 9/1/43, Continuously Callable @100	2,500	3,044
Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,188
Series F, 5.00%, 9/1/38, Continuously Callable @100	2,000	2,359
Scranton School District, GO (INS — Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @100	1,025	1,163
Wilkes-Barre Area School District, GO (INS — Build America Mutual Assurance Co.) 4.00%, 4/15/49, Continuously Callable @100	750	847
5.00%, 4/15/59, Continuously Callable @100	3,000	3,629
		213,944
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.38%, 4/1/42, Continuously Callable @100	2,000	2,028
Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,220
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	180	181
		2,401
South Carolina (0.7%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @100	2,500	2,796
Patriots Energy Group Revenue Series A, 4.00%, 6/1/46, Continuously Callable @100	1,000	1,149
Series A, 4.00%, 6/1/51, Continuously Callable @100	1,000	1,147
South Carolina Jobs-Economic Development Authority Revenue 5.00%, 11/15/47, Continuously Callable @103	1,850	2,149
5.00%, 4/1/54, Continuously Callable @103	1,000	1,132
4.00%, 4/1/54, Continuously Callable @103	1,165	1,259
South Carolina Public Service Authority Revenue, Series E, 5.25%, 12/1/55, Continuously Callable @100	7,000	8,179
		17,811
South Dakota (0.0%): (a)
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Pre-refunded 6/1/23 @ 100	500	539
Tennessee (0.6%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @100	2,000	2,417
Johnson City Health & Educational Facilities Board Revenue, 5.00%, 8/15/42, Continuously Callable @100	2,000	2,075
Metropolitan Government Nashville & Davidson Country Health & Educational Facilities Board Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,093
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue 5.00%, 10/1/45, Continuously Callable @100	1,500	1,719
5.00%, 7/1/46, Continuously Callable @100	4,000	4,680

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously Callable @100	$2,000	$2,302
		14,286
Texas (17.4%):
Arlington Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund) 4.00%, 8/15/43, Continuously Callable @100	10,000	11,448
Series A, 5.00%, 2/15/41, Continuously Callable @100	3,000	3,492
Series A, 5.00%, 12/1/53, Continuously Callable @100	7,200	8,349
Arlington Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,170	2,473
Bexar County Health Facilities Development Corp. Revenue 5.00%, 7/15/42, Continuously Callable @105	600	666
4.00%, 7/15/45, Continuously Callable @100	8,450	9,004
Central Texas Regional Mobility Authority Revenue 4.00%, 1/1/41, Continuously Callable @100	5,000	5,487
5.00%, 1/1/42, Pre-refunded 1/1/23 @ 100	2,500	2,648
Series A, 5.00%, 1/1/45, Continuously Callable @100	3,500	3,999
Central Texas Turnpike System Revenue Series A, 5.00%, 8/15/41, Pre-refunded 8/15/22 @ 100	3,850	4,009
Series C, 5.00%, 8/15/42, Continuously Callable @100	6,500	7,260
Central Texas Turnpike System Revenue (INS — AMBAC Assurance Corp.), Series A, 8/15/30 (g)	18,530	15,966
City of Arlington Special Tax (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	7,500	9,033
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100	5,900	6,625
City of Garland Texas Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously Callable @100	1,000	1,153
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @100	3,715	4,137
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	700	772
City of Lubbock Texas Electric Light & Power System Revenue, 4.00%, 4/15/51, Continuously Callable @100	11,000	12,552
Clifton Higher Education Finance Corp. Revenue 6.00%, 8/15/33, Continuously Callable @100	1,000	1,098
6.00%, 8/15/43, Continuously Callable @100	2,750	3,003
Clifton Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund) 5.00%, 8/15/39, Continuously Callable @100	4,250	4,758
4.00%, 8/15/44, Continuously Callable @100	11,000	12,583
5.00%, 8/15/48, Continuously Callable @100	10,000	12,203
County of Bexar Revenue 4.00%, 8/15/44, Continuously Callable @100	500	564
4.00%, 8/15/49, Continuously Callable @100	1,700	1,888
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100	6,500	7,619
Everman Independent School District, GO (NBGA — Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	4,500	5,214

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100	$2,000	$2,288
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	2,000	2,300
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	6,100	6,375
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	15,000	16,442
Houston Higher Education Finance Corp. Revenue, Series A, 5.00%, 9/1/42, Pre-refunded 9/1/22 @ 100	10,000	10,436
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	6,000	6,557
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @100	1,900	2,194
Matagorda County Navigation District No. 1 Revenue 4.00%, 6/1/30, Continuously Callable @100	6,000	6,315
4.00%, 6/1/30, Continuously Callable @100	9,615	10,120
Midlothian Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @100	15,000	17,835
New Hope Cultural Education Facilities Finance Corp. Revenue 5.00%, 4/1/48, Pre-refunded 4/1/26 @ 100	1,250	1,492
4.00%, 11/1/55, Continuously Callable @103	1,250	1,401
Series A, 2.25%, 7/1/47, Continuously Callable @100 (n)	6,000	5,129
New Hope Cultural Education Facilities Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @100	1,000	1,197
North Fort Bend Water Authority Revenue, 5.00%, 12/15/36, Continuously Callable @100	5,000	5,047
North Texas Tollway Authority Revenue 5.00%, 1/1/48, Continuously Callable @100	2,000	2,410
5.00%, 1/1/50, Continuously Callable @100	1,750	2,102
Series B, 9/1/37, Pre-refunded 9/1/31 @ 64.1040 (g)	3,000	1,601
Series B, 5.00%, 1/1/45, Continuously Callable @100	5,000	5,641
North Texas Tollway Authority Revenue (INS — National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @100	5,000	5,894
Port of Port Arthur Navigation District, Series A, 0.12%, 4/1/40, Continuously Callable @100 (d)	1,115	1,115
Port of Port Arthur Navigation District Revenue, 0.11%, 11/1/40, Continuously Callable @100 (d) (k)	21,000	21,000
Port of Port Arthur Navigation District Revenue Bonds Series B, 0.12%, 4/1/40, Continuously Callable @100 (d)	3,060	3,060
Series C, 0.13%, 4/1/40, Continuously Callable @100 (d)	18,370	18,370
Princeton Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	7,000	8,563
Prosper Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	15,000	18,317
Red River Education Finance Corp. Revenue 4.00%, 6/1/41, Continuously Callable @100	2,000	2,177
5.50%, 10/1/46, Continuously Callable @100	3,000	3,483
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	1,111

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Tarrant County Cultural Education Facilities Finance Corp. Revenue 11/15/27, Continuously Callable @100 (n) (o)	$6,315	$3,093
11/15/37, Continuously Callable @100 (n) (o)	4,000	1,983
5.00%, 11/15/46, Continuously Callable @100	1,000	1,148
Series A, 11/15/45, Continuously Callable @100 (n)	4,500	3,596
Series B, 11/15/36, Continuously Callable @100 (n)	3,600	3,125
Series B, 5.00%, 11/15/46, Continuously Callable @100	7,000	7,905
Series B, 5.00%, 7/1/48, Continuously Callable @100	10,000	12,149
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32	2,000	2,696
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @100	5,000	5,736
Uptown Development Authority Tax Allocation 5.00%, 9/1/37, Continuously Callable @100	4,365	4,958
5.00%, 9/1/40, Continuously Callable @100	2,490	2,821
Series A, 5.00%, 9/1/39, Continuously Callable @100	1,645	1,901
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100	4,000	4,620
West Harris County Regional Water Authority Revenue 4.00%, 12/15/45, Continuously Callable @100	1,600	1,835
4.00%, 12/15/49, Continuously Callable @100	3,945	4,502
Wood County Central Hospital District Revenue, 6.00%, 11/1/41, Pre-refunded 11/1/21 @ 100	4,770	4,791
Ysleta Independent School District, GO (NBGA — Texas Permanent School Fund), 4.00%, 8/15/52, Continuously Callable @100	5,000	5,744
		420,578
Utah (0.1%):
Military Installation Development Authority Revenue Bonds, Series A-1, 4.00%, 6/1/52, Continuously Callable @103	1,000	1,014
Utah Charter School Finance Authority Revenue, Series A, 4.00%, 10/15/51, Continuously Callable @100	1,550	1,787
		2,801
Vermont (0.2%):
Vermont Economic Development Authority Revenue Bonds, 4.00%, 5/1/45, Continuously Callable @103 (e)	1,350	1,447
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	3,000	3,378
		4,825
Virginia (0.5%):
Alexandria IDA Revenue 5.00%, 10/1/45, Continuously Callable @100	2,600	2,920
5.00%, 10/1/50, Continuously Callable @100	2,400	2,700
Lewistown Commerce Center Community Development Authority Tax Allocation 3.63%, 3/1/44, Continuously Callable @103 (n)	3,486	2,858
6.05%, 3/1/44, Continuously Callable @103	1,657	1,369
Series C, 0.50%, 3/1/54, Continuously Callable @100 (n)	5,697	1,037
		10,884

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Washington (1.2%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100	$9,000	$11,042
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously Callable @100	4,000	4,560
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @100	5,500	6,157
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously Callable @100	1,250	1,414
Washington State Housing Finance Commission Revenue 5.00%, 1/1/43, Continuously Callable @102 (f)	3,055	3,547
Series A-1, 3.50%, 12/20/35	995	1,144
		27,864
West Virginia (0.1%):
West Virginia Hospital Finance Authority Revenue, 5.00%, 1/1/43, Continuously Callable @100	2,000	2,402
Wisconsin (2.8%):
City of Kaukauna Electric System Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/15/35, Pre-refunded 12/15/22 @ 100	7,800	8,252
Public Finance Authority Revenue 5.25%, 5/15/42, Continuously Callable @102 (f)	2,200	2,409
5.00%, 7/1/44, Continuously Callable @100	6,000	7,254
5.00%, 11/15/44, Continuously Callable @103	460	538
4.00%, 1/1/45, Continuously Callable @100	1,500	1,703
5.00%, 7/1/47, Continuously Callable @100	1,000	1,094
5.00%, 6/15/49, Continuously Callable @100	1,480	1,721
5.00%, 6/15/49, Continuously Callable @100 (f)	520	564
5.00%, 11/15/49, Continuously Callable @103	2,400	2,787
4.00%, 2/1/51, Continuously Callable @100	1,500	1,691
4.00%, 7/1/51, Continuously Callable @100	1,000	1,099
5.00%, 7/1/52, Continuously Callable @100	1,000	1,087
5.00%, 6/15/53, Continuously Callable @100	1,000	1,157
5.00%, 6/15/54, Continuously Callable @100 (f)	455	493
Series A, 5.25%, 10/1/43, Continuously Callable @100	3,090	3,602
Series A, 4.00%, 10/1/47, Continuously Callable @100	4,740	5,378
Series A, 4.00%, 10/1/49, Continuously Callable @100	11,000	12,221
Series A, 4.00%, 7/1/56, Continuously Callable @100	2,250	2,538
Public Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 7/1/54, Continuously Callable @100	1,285	1,523
5.00%, 7/1/58, Continuously Callable @100	1,500	1,778
Wisconsin Health & Educational Facilities Authority Revenue 5.00%, 7/1/49, Continuously Callable @100	1,000	1,158
5.00%, 3/15/50, Continuously Callable @100	1,175	1,352
Series A, 5.00%, 9/15/50, Continuously Callable @100	5,000	5,261
Series B, 5.00%, 9/15/45, Continuously Callable @100	1,000	1,033
		67,693
Total Municipal Bonds (Cost $2,250,394)		2,406,612
Total Investments (Cost $2,250,455) — 99.5%		2,406,710
Other assets in excess of liabilities — 0.5%		12,254
NET ASSETS — 100.00%		$2,418,964

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

  (Unaudited)

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  Put Bond.

(d)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $77,493 (thousands) and amounted to 3.2% of net assets.

(g)  Zero-coupon bond.

(h)  Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 5.95%.

(i)  Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 6.05%.

(j)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.4% of net assets.

(k)  All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(l)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.

(m)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of September 30, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements).

(n)  Currently the issuer is in default with respect to interest and/or principal payments.

(o)  Security is in bankruptcy.

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

IDA — Industrial Development Authority

MUNIPSA — Municipal Swap Index

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

  (Unaudited)

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

24

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Tax Exempt Long-Term Fund
Assets:
Investments, at value (Cost $2,250,455)	$2,406,710
Cash	94
Receivables:
Interest and dividends	24,802
Capital shares issued	135
Prepaid expenses	23
Total Assets	2,431,764
Liabilities:
Payables:
Distributions	746
Investments purchased	6,470
Capital shares redeemed	4,507
Accrued expenses and other payables:
Investment advisory fees	574
Administration fees	301
Custodian fees	16
Transfer agent fees	81
Compliance fees	1
Trustees' fees	—	(a)
12b-1 fees	—	(a)
Other accrued expenses	104
Total Liabilities	12,800
Net Assets:
Capital	2,324,748
Total accumulated earnings/(loss)	94,216
Net Assets	$2,418,964
Net Assets
Fund Shares	$2,409,515
Institutional Shares	6,080
Class A	3,369
Total	$2,418,964
Shares (unlimited number of shares authorized with no par value):
Fund Shares	174,071
Institutional Shares	439
Class A	244
Total	174,754
Net asset value, offering and redemption price per share: (b)
Fund Shares	$13.84
Institutional Shares	$13.84
Class A	$13.82
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$14.14

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

25

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Tax Exempt Long-Term Fund
Investment Income:
Interest	$38,587
Total Income	38,587
Expenses:
Investment advisory fees	3,519
Administration fees — Fund Shares	1,834
Administration fees — Institutional Shares	3
Administration fees — Class A	3
Sub-Administration fees	14
12b-1 fees — Class A	5
Custodian fees	48
Transfer agent fees — Fund Shares	314
Transfer agent fees — Institutional Shares	3
Transfer agent fees — Class A	2
Trustees' fees	24
Compliance fees	8
Legal and audit fees	29
State registration and filing fees	36
Interfund lending fees	—	(a)
Other expenses	155
Recoupment of prior expenses waived/reimbursed by Adviser	15
Total Expenses	6,012
Expenses waived/reimbursed by Adviser	(22)
Net Expenses	5,990
Net Investment Income (Loss)	32,597
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	296
Net change in unrealized appreciation/depreciation on investment securities	23,005
Net realized/unrealized gains (losses) on investments	23,301
Change in net assets resulting from operations	$55,898

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

26

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Long-Term Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
From Investments:
Operations:
Net investment income (loss)	$32,597	$75,115
Net realized gains (losses) from investments	296	(731)
Net change in unrealized appreciation/depreciation on investments	23,005	87,771
Change in net assets resulting from operations	55,898	162,155
Distributions to Shareholders:
Fund Shares	(32,446)	(74,812)
Institutional Shares (a)	(78)	(88)
Class A	(52)	(232)
Change in net assets resulting from distributions to shareholders	(32,576)	(75,132)
Change in net assets resulting from capital transactions	(22,535)	(79,868)
Change in net assets	787	7,155
Net Assets:
Beginning of period	2,418,177	2,411,022
End of period	$2,418,964	$2,418,177

(a)  Institutional Shares commenced operations on June 29, 2020.

(continues on next page)

See notes to financial statements.

27

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Tax Exempt Long-Term Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$74,979	$184,740
Distributions reinvested	27,432	62,179
Cost of shares redeemed	(120,257)	(332,780)
Total Fund Shares	$(17,846)	$(85,861)
Institutional Shares (a)
Proceeds from shares issued	$767	$6,625
Distributions reinvested	62	75
Cost of shares redeemed	(327)	(1,210)
Total Institutional Shares	$502	$5,490
Class A
Proceeds from shares issued	$107	$8,389
Distributions reinvested	45	79
Cost of shares redeemed	(5,343)	(7,965)
Total Class A	$(5,191)	$503
Change in net assets resulting from capital transactions	$(22,535)	$(79,868)
Share Transactions:
Fund Shares
Issued	5,374	13,640
Reinvested	1,968	4,599
Redeemed	(8,624)	(24,772)
Total Fund Shares	(1,282)	(6,533)
Institutional Shares (a)
Issued	55	487
Reinvested	4	5
Redeemed	(24)	(88)
Total Institutional Shares	35	404
Class A
Issued	9	625
Reinvested	3	6
Redeemed	(386)	(595)
Total Class A	(374)	36
Change in Shares	(1,621)	(6,093)

(a)  Institutional Shares commenced operations on June 29, 2020.
See notes to financial statements.

28

This page is intentionally left blank.

29

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Long-Term Fund
Fund Shares
Six Months Ended September 30, 2021 (Unaudited)	$13.71	0.19	(e)	0.13	0.32	(0.19)	(0.19)
Year Ended March 31:
2021	$13.21	0.42	(e)	0.50	0.92	(0.42)	(0.42)
2020	$13.28	0.45	(e)	(0.07)	0.38	(0.45)	(0.45)
2019	$13.21	0.49		0.07	0.56	(0.49)	(0.49)
2018	$13.25	0.51		(0.03)	0.48	(0.52)	(0.52)
2017	$13.73	0.54		(0.48)	0.06	(0.54)	(0.54)
Institutional Shares
Six Months Ended September 30, 2021 (Unaudited)	$13.71	0.19	(e)	0.13	0.32	(0.19)	(0.19)
June 29, 2020 (f) through March 31, 2021	$13.40	0.31	(e)	0.32	0.63	(0.32)	(0.32)
Class A
Six Months Ended September 30, 2021 (Unaudited)	$13.69	0.17	(e)	0.13	0.30	(0.17)	(0.17)
Year Ended March 31:
2021	$13.19	0.40	(e)	0.50	0.90	(0.40)	(0.40)
2020	$13.26	0.43	(e)	(0.08)	0.35	(0.42)	(0.42)
2019	$13.19	0.46		0.08	0.54	(0.47)	(0.47)
2018	$13.23	0.48		(0.04)	0.44	(0.48)	(0.48)
2017	$13.71	0.49		(0.48)	0.01	(0.49)	(0.49)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal year ended 2017. Expenses paid indirectly decreased the expense ratio by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

30

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Tax Exempt Long-Term Fund
Fund Shares
Six Months Ended September 30, 2021 (Unaudited)	$13.84	2.30%	0.49%		2.66%	0.49%	$2,409,515	4%
Year Ended March 31:
2021	$13.71	7.00%	0.47%		3.13%	0.48%	$2,404,178	21%
2020	$13.21	2.74%	0.48%		3.36%	0.48%	$2,403,342	24%
2019	$13.28	4.39%	0.48%		3.73%	0.48%	$2,362,819	13%
2018	$13.21	3.62%	0.47%		3.83%	0.47%	$2,358,955	14%
2017	$13.25	0.41%	0.48%		3.97%	0.48%	$2,343,165	15%
Institutional Shares
Six Months Ended September 30, 2021 (Unaudited)	$13.84	2.33%	0.44%		2.70%	0.81%	$6,080	4%
June 29, 2020 (f) through March 31, 2021	$13.71	4.71%	0.44%		3.03%	0.98%	$5,533	21%
Class A
Six Months Ended September 30, 2021 (Unaudited)	$13.82	2.20%	0.68%		2.50%	1.35%	$3,369	4%
Year Ended March 31:
2021	$13.69	6.80%	0.67%		2.94%	1.08%	$8,466	21%
2020	$13.19	2.53%	0.70%		3.15%	1.01%	$7,680	24%
2019	$13.26	4.16%	0.70%		3.51%	0.94%	$7,745	13%
2018	$13.19	3.36%	0.74	%(g)	3.57%	0.92%	$8,577	14%
2017	$13.23	0.07%	0.80%		3.64%	0.87%	$10,976	15%

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Commencement of operations.

(g)  Prior to August 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of Class A to 0.80% of Class A average daily net assets.

See notes to financial statements.

31

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Long-Term Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares and Class A. The Fund is classified as diversified under the 1940 Act.

The Board of Trustees of USAA Mutual Funds Trust approved the addition of Class Z for the Fund. This new share class became effective February 5, 2021, but has not yet been funded. Class Z is only available to participants in certain eligible separately managed accounts (also referred to as wrap fee programs) and other advisory clients of the Fund's Adviser or its affiliates that are subject to a separate contractual fee for investment management services. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.00% of the Fund's Class Z for an indefinite term.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$98	$—	$—	$98
Municipal Bonds	—	2,406,612	—	2,406,612
Total	$98	$2,406,612	$—	$2,406,710

As of September 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy. For the six months ended September 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):3

Purchases	Sales	Net Realized Gains (Losses)
$32,300	$62,350	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$133,050	$82,201

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper General & Insured Municipal Debt Funds Index. The Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper General & Insured Municipal Debt Funds category.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2021, to September 30, 2021, performance adjustments were $83, less than $1 and less than $(1) for Fund Shares, Institutional Shares and Class A, in thousands, respectively. Performance adjustments were less than 0.01%, less than 0.01%, and (0.01)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares and Class A, respectively. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended September 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended September 30, 2021, the Distributor received less than $1 thousand from commissions earned on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2021, the expense limits (excluding voluntary waivers) were 0.48%, 0.44%, and 0.70% for Fund Shares, Institutional Shares, and Class A, respectively.

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of September 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$14	$70	$22	$106

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

LIBOR Discontinuation Risk — Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six, and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023, (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund that utilized this Facility during the six months ended September 30, 2021, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at September 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$3,998	1	0.57%	$3,998

*  For the six months ended September 30, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2022.

As of the tax year ended March 31, 2021, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$12,896	$49,384	$62,280

40

USAA Mutual Funds Trust	Supplemental Information September 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021, through September 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Actual Ending Account Value 9/30/21	Hypothetical Ending Account Value 9/30/21	Actual Expenses Paid During Period 4/1/21- 9/30/21*	Hypothetical Expenses Paid During Period 4/1/21- 9/30/21*	Annualized Expense Ratio During Period 4/1/21- 9/30/21
Fund Shares	$1,000.00	$1,023.00	$1,022.61	$2.48	$2.48	0.49%
Institutional Shares	1,000.00	1,023.30	1,022.86	2.23	2.23	0.44%
Class A	1,000.00	1,022.00	1,021.66	3.45	3.45	0.68%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

41

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39596-1121

September 30, 2021

Semi Annual Report

USAA Tax Exempt Intermediate-Term Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	41
Statement of Operations	42
Statements of Changes in Net Assets	43
Financial Highlights	46
Notes to Financial Statements	48
Supplemental Information	57
Proxy Voting and Portfolio Holdings Information	57
Expense Examples	57
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	September 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investors with interest income that is exempt from federal income tax.

Top 10 Industries

September 30, 2021

(% of Net Assets)

Hospital	18.5%
General Obligation	12.0%
Special Assessment/Tax/Fee	11.6%
Education	8.0%
Toll Road	7.0%
Appropriated Debt	5.9%
Electric/Gas Utility	5.5%
Nursing/CCRC	3.9%
OIL & GAS REFINING & MARKETING	3.1%
Airport/Port	2.9%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%) (a)
Utilities (0.0%):
Energy Harbor Corp. (b)	8,001	$320
Total Common Stocks (Cost $199)		320
Municipal Bonds (99.6%)
Alabama (2.3%):
Columbia Industrial Development Board Revenue, Series C, 0.10%, 12/1/37, Continuously Callable @100 (c)	$11,600	11,600
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	8,000	9,320
Lower Alabama Gas District Revenue
Series A, 5.00%, 9/1/27	5,000	6,074
Series A, 5.00%, 9/1/28	7,000	8,661
Series A, 5.00%, 9/1/34 (d)	35,000	46,450
Montgomery Medical Clinic Board Revenue
5.00%, 3/1/33, Continuously Callable @100	5,955	6,880
5.00%, 3/1/36, Continuously Callable @100	1,750	2,009
Southeast Energy Authority A Cooperative District Revenue, Series B, 4.00%, 12/1/51, (Put Date 12/1/31) (e)	18,000	21,800
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100	2,000	2,336
Series B1, 4.00%, 6/1/40, Continuously Callable @100	2,555	2,977
		118,107
Arizona (2.1%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	20,310	20,661
Arizona Health Facilities Authority Revenue
5.00%, 2/1/27, Continuously Callable @100	6,000	6,092
1.90% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (e) (k)	30,000	30,608
Arizona IDA Revenue
4.00%, 12/15/41, Continuously Callable @100 (f)	500	543
Series A, 4.00%, 7/1/41, Continuously Callable @100	750	857
Series B, 4.00%, 7/1/41, Continuously Callable @100	600	656
City of Phoenix Civic Improvement Corp. Revenue (INS — National Public Finance Guarantee Corp.)
5.50%, 7/1/24	3,270	3,698
5.50%, 7/1/25	2,115	2,478
Maricopa County IDA Revenue
0.62% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (e) (k)	2,360	2,388
5.00%, 7/1/39, Continuously Callable @100 (f)	2,000	2,362
Tempe IDA Revenue, Series A, 4.00%, 12/1/38, Continuously Callable @102 (g)	2,690	2,955
The City of Phoenix IDA Revenue
3.75%, 7/1/24	3,465	3,642
5.00%, 7/1/34, Continuously Callable @100	11,100	12,238
5.00%, 7/1/36, Continuously Callable @100	1,675	1,896
5.00%, 10/1/36, Continuously Callable @100	4,250	5,021

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The Pima County IDA Revenue
4.13%, 6/15/29, Continuously Callable @100 (f)	$4,900	$4,948
4.00%, 4/1/40, Continuously Callable @100	1,350	1,581
4.00%, 4/1/41, Continuously Callable @100	1,690	1,972
The Prima County IDA Revenue
4.00%, 6/15/22 (f)	250	254
Series A, 4.50%, 6/1/30, Continuously Callable @100	2,680	2,754
The Yavapai County IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,162
		108,766
Arkansas (0.8%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100	1,000	1,241
5.00%, 9/1/38, Continuously Callable @100	1,000	1,239
5.00%, 9/1/39, Continuously Callable @100	1,000	1,236
5.00%, 9/1/40, Continuously Callable @100	1,045	1,288
1.60% (MUNIPSA+155bps), 9/1/44, (Put Date 9/1/22) (e) (k)	29,000	29,367
University of Arkansas — Pulaski Technical College Revenue (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	4,290	5,002
		39,373
California (5.6%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/28, Continuously Callable @100	500	550
Series A, 5.00%, 5/1/29, Continuously Callable @100	500	550
Series A, 5.00%, 5/1/30, Continuously Callable @100	1,000	1,099
Bay Area Toll Authority Revenue
1.15% (MUNIPSA+110bps), 4/1/45, (Put Date 4/1/24) (e) (k)	17,000	17,292
0.95% (MUNIPSA+90bps), 4/1/45, (Put Date 5/1/23) (e) (k)	10,000	10,117
California Health Facilities Financing Authority Revenue, 2.00%, 10/1/36, (Put Date 10/1/25) (e)	8,500	8,989
California Municipal Finance Authority Revenue (LIQ — Deutsche Bank A.G.) Series DBE-8061, 0.46%, 1/1/60, Callable 1/1/37 @ 100 (c) (f)	5,125	5,125
California School Finance Authority Revenue
5.00%, 8/1/31, Pre-refunded 8/1/25 @ 100 (f)	50	59
5.00%, 8/1/31, Continuously Callable @100 (f)	450	517
5.00%, 8/1/36, Continuously Callable @100 (f)	1,450	1,659
5.00%, 8/1/36, Pre-refunded 8/1/25 @ 100 (f)	150	176
California State Public Works Board Revenue
Series A, 5.00%, 3/1/25, Continuously Callable @100	1,250	1,334
Series A, 5.00%, 3/1/26, Continuously Callable @100	1,365	1,457
Series A, 5.00%, 4/1/28, Continuously Callable @100	10,000	10,237
Series A, 5.00%, 4/1/29, Continuously Callable @100	5,000	5,119
Series B, 5.00%, 10/1/31, Continuously Callable @100	11,465	13,006
Series G, 5.00%, 11/1/23, Continuously Callable @100	1,185	1,246
Series G, 5.00%, 11/1/24, Continuously Callable @100	2,000	2,104
Series G, 5.00%, 11/1/28, Continuously Callable @100	7,000	7,362
California State University Revenue
5.00%, 11/1/29, Pre-refunded 11/1/24 @ 100	9,835	11,247
5.00%, 11/1/29, Pre-refunded 11/1/24 @ 100	165	188
Series A, 5.00%, 11/1/33, Continuously Callable @100	10,000	11,769

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
California Statewide Communities Development Authority Revenue
5.13%, 5/15/31, Continuously Callable @100	$1,000	$1,003
5.00%, 5/15/32, Continuously Callable @100	1,250	1,477
5.00%, 5/15/33, Continuously Callable @100	2,000	2,360
5.00%, 5/15/34, Continuously Callable @100	1,250	1,474
5.00%, 5/15/35, Continuously Callable @100	2,000	2,356
California Statewide Communities Development Authority Revenue (LIQ — Deutsche Bank A.G.) Series DBE-8052, 0.46%, 4/1/52, Callable 11/12/21 @ 100 (c) (f)	20,400	20,400
Cerritos Community College District, GO
Series D, 8/1/25 (h)	1,510	1,475
Series D, 8/1/27 (h)	1,000	944
Series D, 8/1/28 (h)	1,000	925
Chula Vista Municipal Financing Authority Special Tax
Series B, 5.00%, 9/1/27, Continuously Callable @100	1,520	1,758
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	1,964
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	2,060
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	3,037
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,411
City & County of San Francisco Revenue (LIQ — Deutsche Bank A.G.)
Series DBE-8059, 0.46%, 12/1/52, Callable 12/1/21 @ 100 (c) (f)	20,000	20,000
Series DBE-8072, 0.46%, 1/1/52, Callable 10/18/21 @ 100 (c) (f)	3,000	3,000
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @ 100	1,000	1,084
City of Los Angeles Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8067, 0.46%, 10/1/58, Callable 10/18/21 @ 100 (c) (f)	10,500	10,500
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	720	779
City of Tulare Sewer Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 11/15/32, Continuously Callable @100	1,605	1,874
5.00%, 11/15/33, Continuously Callable @100	1,570	1,832
5.00%, 11/15/34, Continuously Callable @100	3,655	4,260
5.00%, 11/15/35, Continuously Callable @100	2,340	2,725
County of Los Angeles Certificate of Participation, 5.00%, 3/1/23	1,300	1,388
El Camino Community College District, GO
Series C, 8/1/26 (h)	6,810	6,539
Series C, 8/1/27 (h)	7,665	7,223
Series C, 8/1/28 (h)	5,500	5,076
Foothill-Eastern Transportation Corridor Agency Revenue (INS — Assured Guaranty Municipal Corp.), 1/15/35 (h)	5,500	4,102
Fresno Joint Powers Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100	1,000	1,215
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,212
Series A, 5.00%, 4/1/36, Continuously Callable @100	420	509
Golden State Tobacco Securitization Corp. Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 6/1/25 (h)	46,605	45,292
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	4,206
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	3,168

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sacramento City Financing Authority Revenue (LIQ — Deutsche Bank A.G.), Series XG0100, 0.12%, 12/1/33 (c) (f)	$4,400	$4,400
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,902
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,162
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,452
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	904
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,166
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,165
		292,981
Colorado (2.1%):
Adams & Arapahoe Joint School District 28J Aurora, GO, 12/1/22 (h)	5,000	4,988
Colorado Health Facilities Authority Revenue
5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	2,750	2,969
5.00%, 12/1/28, Continuously Callable @100	1,000	1,148
5.00%, 12/1/29, Continuously Callable @100	1,500	1,721
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	2,310	2,698
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	2,000	2,336
5.00%, 6/1/33, Pre-refunded 6/1/25 @ 100	2,470	2,885
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	6,385	7,457
5.00%, 6/1/34, Pre-refunded 6/1/27 @ 100	4,455	5,479
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	3,385	3,953
5.00%, 6/1/35, Pre-refunded 6/1/27 @ 100	2,000	2,460
5.00%, 12/1/35, Continuously Callable @100	4,000	4,565
5.00%, 6/1/36, Pre-refunded 6/1/27 @ 100	4,000	4,920
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,158
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,451
Series A, 4.00%, 11/1/39, Continuously Callable @100	3,500	4,063
Series A, 4.00%, 12/1/40, Continuously Callable @103	2,000	2,277
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 (f)	7,355	8,916
Series A, 4.00%, 12/1/37, Continuously Callable @100	1,250	1,440
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,436
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	1,145
Park Creek Metropolitan District Revenue
5.00%, 12/1/32, Continuously Callable @100	1,250	1,442
5.00%, 12/1/34, Continuously Callable @100	1,000	1,152
Regional Transportation District Certificate of Participation
Series A, 5.00%, 6/1/29, Continuously Callable @100	7,585	8,164
Series A, 5.00%, 6/1/30, Continuously Callable @100	14,175	15,253
Series A, 5.00%, 6/1/31, Continuously Callable @100	15,005	16,143
		111,619
Connecticut (3.9%):
City of Bridgeport, GO
Series B, 5.00%, 8/15/27	335	416
Series B, 5.00%, 8/15/27	4,485	5,476
Series B, 5.00%, 8/15/27	180	223

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of New Haven, GO
Series A, 5.00%, 8/1/28	$1,000	$1,236
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,264
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,507
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	2,251
City of New Haven, GO (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/15/30, Continuously Callable @100	1,000	1,193
Series A, 5.00%, 8/15/32, Continuously Callable @100	1,000	1,190
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,188
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,602
City of West Haven, GO
4.00%, 9/15/36, Continuously Callable @100	1,500	1,731
Series B, 5.00%, 11/1/32, Continuously Callable @100	400	476
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	413
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100	1,950	2,327
5.00%, 7/1/34, Continuously Callable @100	725	860
5.00%, 7/1/35, Continuously Callable @100	1,170	1,384
5.00%, 7/1/36, Continuously Callable @100	1,125	1,327
5.00%, 7/1/37, Continuously Callable @100	1,275	1,501
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,455
Series A, 4.00%, 7/1/38, Continuously Callable @100	7,000	7,961
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,309
Series A, 4.00%, 7/1/39, Continuously Callable @100	2,000	2,296
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	11,201
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100 (f)	10,000	11,719
Mashantucket Western Pequot Tribe Revenue, 7/1/31 (i) (m)	8,475	1,271
Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100	750	933
5.00%, 7/15/34, Continuously Callable @100	1,000	1,239
5.00%, 7/15/35, Continuously Callable @100	750	927
5.00%, 7/15/36, Continuously Callable @100	1,000	1,236
4.00%, 7/15/37, Continuously Callable @100	1,000	1,160
State of Connecticut Special Tax Revenue
5.00%, 1/1/34, Continuously Callable @100	20,000	24,714
5.00%, 1/1/35, Continuously Callable @100	20,000	24,559
Series B, 5.00%, 10/1/37, Continuously Callable @100	6,000	7,455
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	4,966
State of Connecticut, GO
Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	6,209
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	6,901
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	6,172
Series A, 4.00%, 4/15/37, Continuously Callable @100	1,825	2,137
Series C, 5.00%, 6/15/33, Continuously Callable @100	1,100	1,368
Series C, 5.00%, 6/15/34, Continuously Callable @100	2,625	3,255
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	3,087
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,488
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,474
Series G, 5.00%, 11/15/35, Continuously Callable @100	5,000	5,860

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Town of Hamden, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	$1,200	$1,486
University of Connecticut Revenue
Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	8,388
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	7,989
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	13,698
		205,478
District of Columbia (0.4%):
District of Columbia Housing Finance Agency Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8069, 0.46%, 6/1/39, Callable 6/1/38 @ 101 (c) (f)	10,000	10,000
District of Columbia Revenue
5.00%, 7/1/23	200	212
6.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	1,280	1,406
5.00%, 7/1/39, Continuously Callable @100	800	970
4.00%, 7/1/39, Continuously Callable @100	1,000	1,120
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/35, Continuously Callable @100	1,000	1,165
4.00%, 10/1/36, Continuously Callable @100	1,250	1,451
4.00%, 10/1/37, Continuously Callable @100	1,500	1,735
4.00%, 10/1/38, Continuously Callable @100	1,000	1,154
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100	1,250	1,479
Series A, 4.00%, 10/1/39, Continuously Callable @100	500	591
Series A, 4.00%, 10/1/40, Continuously Callable @100	750	883
		22,166
Florida (5.7%):
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100	1,485	1,701
4.00%, 10/1/36, Continuously Callable @100	1,400	1,602
4.00%, 10/1/37, Continuously Callable @100	3,000	3,428
City of Jacksonville Revenue, 5.00%, 10/1/28, Continuously Callable @100	3,500	3,665
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103	3,345	3,625
4.00%, 9/1/40, Continuously Callable @103	2,500	2,755
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100	3,195	3,650
4.00%, 7/1/32, Continuously Callable @100	2,000	2,273
4.00%, 7/1/33, Continuously Callable @100	2,785	3,136
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,152
City of Tampa Revenue
Series A, 3.07%, 9/1/36, Continuously Callable @80	700	444
Series A, 3.09%, 9/1/37, Continuously Callable @77	700	430
Series A, 3.21%, 9/1/38, Continuously Callable @74	850	496
Series A, 3.28%, 9/1/39, Continuously Callable @71	700	391
Series A, 3.34%, 9/1/40, Continuously Callable @67	850	454
Series B, 4.00%, 7/1/38, Continuously Callable @100	350	408
Series B, 4.00%, 7/1/39, Continuously Callable @100	700	814

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Cityplace Community Development District Special Assessment (INS — Assured Guaranty Municipal Corp.)
5/1/33 (j)	$3,470	$3,609
5/1/38, Continuously Callable @100 (n)	7,900	8,679
County of Escambia Revenue, 0.09%, 7/1/22 (c) (d)	1,600	1,600
County of Jackson Revenue, 0.09%, 7/1/22, Continuously Callable @100 (c)	2,500	2,500
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,659
County of Lee Revenue
5.00%, 10/1/23	2,500	2,736
5.00%, 10/1/24	2,700	3,074
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/36, Continuously Callable @100	4,685	5,501
Series B, 4.00%, 10/1/37, Continuously Callable @100	4,970	5,811
Series B, 4.00%, 10/1/38, Continuously Callable @100	5,230	6,097
County of Miami-Dade Florida Water & Sewer System Revenue
4.00%, 10/1/41, Continuously Callable @100	1,500	1,785
4.00%, 10/1/42, Continuously Callable @100	2,000	2,374
County of Miami-Dade Revenue, Series A, 5.00%, 10/1/25, Pre-refunded 10/1/22 @ 100	2,000	2,096
County of Miami-Dade Seaport Department Revenue
Series B-2, 4.00%, 10/1/41, Continuously Callable @100	10,000	11,790
Series B-2, 4.00%, 10/1/43, Continuously Callable @100	15,340	18,051
County of St Lucie Sales Tax Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/28, Continuously Callable @100	7,370	8,043
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	1,400	1,758
5.00%, 8/15/35, Continuously Callable @100	1,290	1,610
5.00%, 8/15/40, Continuously Callable @100	2,900	3,576
Florida Development Finance Corp. Revenue
4.00%, 11/15/37, Continuously Callable @100	2,000	2,392
4.00%, 11/15/38, Continuously Callable @100	1,800	2,148
4.00%, 11/15/39, Continuously Callable @100	1,500	1,781
Series A, 5.00%, 6/15/35, Continuously Callable @100 (f)	1,000	1,170
Series A, 5.00%, 6/15/40, Continuously Callable @100 (f)	1,650	1,910
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100	1,250	1,473
5.00%, 10/1/36, Continuously Callable @100	1,000	1,176
4.00%, 10/1/37, Continuously Callable @100	1,000	1,090
4.00%, 10/1/38, Continuously Callable @100	750	817
5.00%, 3/1/39, Continuously Callable @100	7,055	8,158
4.00%, 10/1/39, Continuously Callable @100	800	871
Halifax Hospital Medical Center Revenue
5.00%, 6/1/35, Continuously Callable @100	2,325	2,668
5.00%, 6/1/36, Continuously Callable @100	2,750	3,244
Lake County School Board Certificate of Participation (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/29, Pre-refunded 6/1/24 @ 100	1,250	1,406
Series A, 5.00%, 6/1/30, Pre-refunded 6/1/24 @ 100	2,225	2,504

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Lee County IDA Revenue
5.00%, 10/1/28, Pre-refunded 10/1/22 @ 100	$7,245	$7,592
5.00%, 11/15/39, Continuously Callable @103	1,500	1,789
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	4,228
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	5,000	5,808
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/29, Pre-refunded 11/15/22 @ 100	6,560	6,913
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,349
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,245
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,122
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,804
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,405
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,238
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,236
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,234
Series B, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,241
Series B, 5.00%, 7/1/31, Continuously Callable @100	2,000	2,240
Miami-Dade County Health Facilities Authority Revenue
5.00%, 8/1/27, Continuously Callable @100	4,750	5,155
5.00%, 8/1/28, Continuously Callable @100	4,950	5,371
5.00%, 8/1/29, Continuously Callable @100	5,250	5,695
5.00%, 8/1/30, Continuously Callable @100	3,500	3,795
5.00%, 8/1/31, Continuously Callable @100	5,780	6,264
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,772
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Continuously Callable @100	3,055	3,285
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/41, Continuously Callable @100 (g)	3,695	4,181
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/23, Continuously Callable @100	7,595	7,801
Series B, 4.00%, 11/15/41, Continuously Callable @103	250	285
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/21	1,995	1,995
4.00%, 10/1/22	1,080	1,117
4.00%, 10/1/23, Continuously Callable @100	1,415	1,464
5.38%, 10/1/26, Continuously Callable @100	2,045	2,052
5.00%, 10/1/27, Continuously Callable @100	1,895	1,978
6.50%, 10/1/31, Continuously Callable @100	2,615	2,627
Pinellas County IDA Revenue, 5.00%, 7/1/29	900	1,035
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,322
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,320
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (f)	3,195	3,526
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100	2,045	2,208
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,619

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100	$1,000	$1,152
Series B, 5.00%, 10/15/29, Continuously Callable @100	1,000	1,151
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,726
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,792
		294,713
Georgia (2.2%):
Appling County Development Authority Revenue, 0.11%, 9/1/29, Continuously Callable @100 (c)	5,000	5,000
Appling County Development Authority Revenue Bonds, 0.11%, 9/1/41, Continuously Callable @100 (c)	3,805	3,805
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (e)	4,975	5,324
Cobb County Housing Authority Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8068, 0.46%, 10/1/59, Callable 10/1/35 @ 100 (c) (f)	3,055	3,055
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable @100	1,000	1,160
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100	1,840	2,133
4.00%, 8/1/37, Continuously Callable @100	1,500	1,727
Main Street Natural Gas, Inc. Revenue
4.00%, 8/1/48, (Put Date 12/1/23) (e)	15,000	16,064
Series A, 5.00%, 5/15/36	2,000	2,788
Series A, 5.00%, 5/15/37	1,500	2,113
Series A, 5.00%, 5/15/38	2,500	3,560
Series C, 4.00%, 3/1/50, (Put Date 9/1/26) (e)	27,500	31,534
Series C, 4.00%, 5/1/52, (Put Date 12/1/28) (e)	10,000	11,822
Private Colleges & Universities Authority Revenue
Series A, 5.25%, 10/1/27, Continuously Callable @100	3,000	3,000
Series C, 5.25%, 10/1/27, Continuously Callable @100	2,000	2,097
Savannah Hospital Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	2,500	2,879
The Burke County Development Authority Revenue, Series A, 1.50%, 1/1/40, (Put Date 2/3/25) (e)	6,500	6,638
The Development Authority of Monroe County Revenue
0.11%, 4/1/32, Continuously Callable @100 (c)	8,600	8,600
0.09%, 6/1/49 (c)	1,525	1,525
The Development Authority of Monroe County Revenue Bonds, 0.11%, 11/1/48, Continuously Callable @100 (c)	1,400	1,400
		116,224
Guam (0.4%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100	1,000	1,065
5.25%, 7/1/33, Pre-refunded 7/1/23 @ 100	3,000	3,262
5.00%, 7/1/36, Continuously Callable @100	1,250	1,426
5.00%, 7/1/36, Continuously Callable @100	1,000	1,151
Series A, 5.00%, 7/1/23	750	799
Series A, 5.00%, 7/1/24	600	661
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	826
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,098

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100	$1,000	$1,111
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,111
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	771
Guam Power Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,046
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,045
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,125
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100	1,500	1,747
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,322
		20,566
Idaho (0.4%):
Idaho Health Facilities Authority Revenue
5.00%, 3/1/35, Continuously Callable @100	5,805	7,104
5.00%, 3/1/36, Continuously Callable @100	4,085	4,988
5.00%, 3/1/37, Continuously Callable @100	3,000	3,656
Idaho Housing & Finance Association Revenue
Series A, 4.00%, 7/15/38, Continuously Callable @100	1,750	2,085
Series A, 4.00%, 7/15/39, Continuously Callable @100	1,750	2,080
		19,913
Illinois (13.8%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100	1,000	1,174
4.00%, 6/1/35, Continuously Callable @100	1,290	1,509
4.00%, 6/1/36, Continuously Callable @100	1,575	1,838
Chicago Board of Education, GO
Series A, 12/1/25 (h)	1,600	1,523
Series A, 12/1/26 (h)	3,700	3,459
Series A, 5.00%, 12/1/36, Continuously Callable @100	2,110	2,629
Series A, 5.00%, 12/1/40, Continuously Callable @100	1,700	2,095
Series B, 5.00%, 12/1/36, Continuously Callable @100	1,250	1,557
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	6,923
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	13,004
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,724
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	9,848
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,627
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,738
Series B, 4.00%, 1/1/34, Continuously Callable @100	3,500	3,988
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	3,415
Chicago O'Hare International Airport Revenue
5.00%, 1/1/33, Continuously Callable @100	11,560	13,151
5.00%, 1/1/34, Continuously Callable @100	5,675	6,450
Series A, 4.00%, 1/1/37, Continuously Callable @100	2,000	2,347
Series A, 4.00%, 1/1/38, Continuously Callable @100	1,000	1,170
Series B, 5.25%, 1/1/29, Continuously Callable @100	13,480	14,296

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Chicago O'Hare International Airport Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 1/1/28, Continuously Callable @100	$3,620	$3,827
5.00%, 1/1/29, Continuously Callable @100	1,500	1,586
5.13%, 1/1/30, Continuously Callable @100	2,150	2,275
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100	1,200	1,407
Series F-2, 4.00%, 1/1/36, Continuously Callable @100	1,300	1,512
Series F-2, 5.00%, 1/1/37, Continuously Callable @100	2,000	2,489
Series F-2, 4.00%, 1/1/38, Continuously Callable @100	1,750	2,015
Series F-2, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,857
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,391
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 5.00%, 12/1/45, Continuously Callable @100	5,000	6,146
City of Chicago Special Assessment, 6.63%, 12/1/22, Continuously Callable @100	1,241	1,245
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100	1,000	1,088
5.00%, 1/1/32, Continuously Callable @100	1,000	1,088
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	9,598
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	3,976
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,418
City of Chicago Wastewater Transmission Revenue Bonds, Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000	1,135
City of Chicago Waterworks Revenue
5.00%, 11/1/28, Continuously Callable @100	1,500	1,795
5.00%, 11/1/29, Continuously Callable @100	725	867
5.00%, 11/1/30, Continuously Callable @100	2,000	2,389
5.00%, 11/1/31, Continuously Callable @100	2,000	2,254
5.00%, 11/1/33, Continuously Callable @100	2,000	2,250
5.00%, 11/1/36, Continuously Callable @100	2,665	3,209
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,195
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,193
City of Chicago Waterworks Revenue (INS — Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100	2,105	2,633
5.25%, 11/1/35, Continuously Callable @100	1,635	2,024
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,818
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	3,021
City of Chicago, GO (INS — National Public Finance Guarantee Corp.), 1/1/23 (h)	30,000	29,575
City of Springfield Electric Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,410
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	9,970
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100	3,750	4,279
5.00%, 11/15/35, Continuously Callable @100	7,000	8,491
5.00%, 11/15/36, Continuously Callable @100	5,000	6,045
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100	2,000	2,391
5.00%, 11/15/35, Continuously Callable @100	2,000	2,365
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	3,007

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Illinois Educational Facilities Authority Revenue
4.00%, 11/1/36, Continuously Callable @102	$9,750	$11,134
4.45%, 11/1/36, Continuously Callable @102	4,500	5,218
3.90%, 11/1/36, Continuously Callable @102	2,220	2,538
Illinois Finance Authority Revenue
3.25%, 5/15/22	570	576
5.00%, 2/15/27 (i)	7,650	5,087
5.40%, 4/1/27, Continuously Callable @100	1,435	1,437
4.00%, 5/15/27	3,065	3,314
5.50%, 7/1/28, Continuously Callable @100	8,250	8,981
3.90%, 3/1/30, Continuously Callable @100	20,000	21,658
5.00%, 5/15/30, Continuously Callable @100	1,000	1,136
5.00%, 5/15/31, Continuously Callable @100	1,875	2,166
5.00%, 8/15/32, Pre-refunded 8/15/26 @ 100	1,500	1,800
5.00%, 8/15/33, Pre-refunded 8/15/26 @ 100	1,155	1,386
5.00%, 8/15/34, Pre-refunded 8/15/26 @ 100	1,000	1,200
5.00%, 12/1/34, Continuously Callable @100	3,500	4,145
5.00%, 5/15/35, Continuously Callable @100	1,100	1,244
5.00%, 8/15/35, Continuously Callable @100	4,000	4,648
5.00%, 10/1/35, Continuously Callable @100	600	751
4.00%, 12/1/35, Continuously Callable @100	5,000	5,553
5.00%, 5/15/36, Continuously Callable @100	1,400	1,613
4.00%, 12/1/36, Continuously Callable @100	3,000	3,332
5.00%, 2/15/37, Continuously Callable @100	1,000	1,153
5.00%, 10/1/37, Continuously Callable @100	700	871
2.45%, 10/1/39, (Put Date 10/1/29) (e)	14,000	15,029
5.00%, 10/1/39, Continuously Callable @100	700	867
4.00%, 10/1/40, Continuously Callable @100	1,000	1,143
Series A, 4.50%, 5/15/25, Pre-refunded 5/15/22 @ 100	8,210	8,426
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,151
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	1,144
Series A, 5.00%, 9/1/34, Pre-refunded 9/1/24 @ 100	3,385	3,847
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	1,134
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	4,311
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,492
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	20,529
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	14,650	16,446
Illinois Sports Facilities Authority Revenue
5.00%, 6/15/30, Continuously Callable @100	1,025	1,263
5.25%, 6/15/30, Continuously Callable @100	3,000	3,296
5.25%, 6/15/31, Continuously Callable @100	5,000	5,477
5.25%, 6/15/32, Continuously Callable @100	5,000	5,461
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	5,878
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,791
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	6,473
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	8,086
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	3,080
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,396
See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100	$5,000	$5,846
5.00%, 2/1/36, Continuously Callable @100	6,000	7,006
Madison County Community Unit School District No. 7 Edwardsville, GO (INS — Build America Mutual Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100	1,210	1,415
5.00%, 12/1/29, Continuously Callable @100	1,250	1,461
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,184
Series A, 5.00%, 11/1/32, Continuously Callable @100	2,000	2,365
Series A, 5.00%, 11/1/33, Continuously Callable @100	750	886
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/42, Continuously Callable @100	2,000	2,456
Metropolitan Pier & Exposition Authority Revenue (INS — Assured Guaranty Municipal Corp.), 6/15/26 (h)	5,000	4,652
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	2,081
Series A, 4.00%, 12/1/32, Continuously Callable @100	2,100	2,416
Series A, 4.00%, 12/1/33, Continuously Callable @100	4,000	4,578
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	5,680
Northern Illinois University Revenue
4.00%, 10/1/38, Continuously Callable @100	650	758
4.00%, 10/1/40, Continuously Callable @100	400	465
4.00%, 10/1/41, Continuously Callable @100	400	462
4.00%, 10/1/43, Continuously Callable @100	700	809
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/39, Continuously Callable @100	1,375	1,581
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	26,751
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	13,423
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100	6,310	7,356
Series A, 4.00%, 1/1/39, Continuously Callable @100	500	582
Sangamon County School District No. 186 Springfield, GO
Series B, 5.00%, 2/1/24	2,660	2,948
Series B, 5.00%, 2/1/24	1,040	1,152
Series B, 5.00%, 2/1/25, Continuously Callable @100	5,765	6,383
Series B, 5.00%, 2/1/25, Pre-refunded 2/1/24 @ 100	1,435	1,592
Sangamon County School District No. 186 Springfield, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,666
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100	9,000	9,893
Series A, 5.00%, 11/1/25	11,000	12,833
Series B, 5.00%, 10/1/28	3,000	3,707
Series B, 5.00%, 11/1/32, Continuously Callable @100	10,000	12,317
Series C, 5.00%, 11/1/29, Continuously Callable @100	6,705	8,129
Series D, 5.00%, 11/1/28, Continuously Callable @100	5,795	7,037
State of Illinois, GO (INS — Assured Guaranty Municipal Corp.)
4.00%, 2/1/30, Continuously Callable @100	7,000	7,892
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,628

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State of Illinois, GO (INS — Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (d)	$10,000	$11,582
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	14,135
Village of Bolingbrook, GO (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	2,167
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,855
Series A, 5.00%, 1/1/31, Continuously Callable @100	2,400	2,963
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,895
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,780
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,820
Village of Gilberts Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,221	5,944
Village of Rosemont, GO (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25	2,010	2,359
Series A, 5.00%, 12/1/26	2,110	2,543
Volo Village Special Service Area No. 3 & 6 Special Tax (INS — Assured Guaranty Municipal Corp.)
5.00%, 3/1/34, Continuously Callable @100	2,997	3,393
4.00%, 3/1/36, Continuously Callable @100	1,250	1,335
Will County Community High School District No. 210 Lincoln-Way, GO, 4.00%, 1/1/34, Continuously Callable @100	650	737
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS — Assured Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100	1,835	2,130
5.00%, 12/1/29, Continuously Callable @100	1,925	2,232
5.00%, 12/1/30, Continuously Callable @100	2,025	2,345
5.00%, 12/1/34, Continuously Callable @100	6,000	6,916
		715,881
Indiana (1.5%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	5,750	6,184
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100	1,165	1,423
5.00%, 7/15/34, Continuously Callable @100	1,000	1,222
5.00%, 7/15/35, Continuously Callable @100	1,250	1,525
5.00%, 7/15/38, Continuously Callable @100	3,000	3,644
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97 (h)	740	642
7/15/30, Continuously Callable @96 (h)	750	643
7/15/31, Continuously Callable @93 (h)	1,490	1,238
7/15/32, Continuously Callable @91 (h)	1,400	1,120
Indiana Finance Authority Revenue
3.13%, 12/1/24	6,000	6,508
1.40%, 8/1/29, Continuously Callable @100	7,000	6,874
5.00%, 9/1/30, Continuously Callable @100	1,250	1,496
5.00%, 9/1/31, Continuously Callable @100	1,500	1,794
5.00%, 11/15/33, Continuously Callable @103	2,000	2,376
4.00%, 7/1/36, Continuously Callable @100	3,660	4,152
4.00%, 7/1/38, Continuously Callable @100	4,030	4,534
5.00%, 11/15/38, Continuously Callable @103	3,000	3,548

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/39, Continuously Callable @100	$3,605	$4,038
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	1,470	1,583
Series A, 5.00%, 5/1/27, Pre-refunded 5/1/23 @ 100	1,200	1,292
Series A, 5.00%, 6/1/32, Continuously Callable @100	10,500	10,648
Series A, 4.00%, 11/15/41, Continuously Callable @103	4,000	4,605
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	7,368
		78,457
Iowa (0.5%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,033
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	6,044
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	16,757
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100	270	320
Series A-2, 4.00%, 6/1/39, Continuously Callable @100	300	355
Series A-2, 4.00%, 6/1/40, Continuously Callable @100	200	236
		25,745
Kansas (0.3%):
City of St. Marys Revenue, 0.09%, 4/15/32, Continuously Callable @100 (c)	800	800
City of Wichita Revenue
4.20%, 9/1/27, Continuously Callable @100	2,025	2,044
4.63%, 9/1/33, Continuously Callable @100	10,000	10,093
		12,937
Kentucky (3.4%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100	470	538
4.00%, 2/1/36, Continuously Callable @100	2,410	2,621
4.00%, 2/1/37, Continuously Callable @100	1,115	1,263
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	15,000	16,852
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/26	6,750	7,151
5.00%, 5/15/31, Continuously Callable @100	7,205	7,723
5.00%, 5/15/36, Continuously Callable @100	2,500	2,669
Series B, 10/1/24 (h)	6,130	5,929
Series B-3, 1.45% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (e) (k)	20,000	20,320
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26) (e)	7,000	7,426
Kentucky Public Energy Authority Revenue
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (e)	14,285	15,779
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (e)	20,000	22,315
Series C-3, 1.10% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (e) (k)	20,000	20,537
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/35, Continuously Callable @100	1,000	1,215
5.00%, 5/1/36, Continuously Callable @100	1,000	1,215
5.00%, 5/1/37, Continuously Callable @100	3,000	3,643
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,344
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,634

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 11/1/35, Continuously Callable @100	$565	$653
Series A, 4.00%, 11/1/36, Continuously Callable @100	750	865
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	862
Series A, 4.00%, 11/1/38, Continuously Callable @100	500	574
Louisville/Jefferson County Metropolitan Government Revenue
5.00%, 12/1/22, Pre-refunded 6/1/22 @ 100	3,830	3,951
5.00%, 12/1/23, Pre-refunded 6/1/22 @ 100	2,760	2,847
5.00%, 12/1/24, Pre-refunded 6/1/22 @ 100	7,160	7,386
0.05%, 6/1/33, Callable 10/12/21 @ 100 (c)	11,500	11,500
1.75%, 2/1/35, (Put Date 7/1/26) (e)	5,000	5,238
		176,050
Louisiana (3.6%):
City of New Orleans Sewerage Service Revenue
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	700	818
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	1,150	1,344
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	1,500	1,754
City of New Orleans Water System Revenue
5.00%, 12/1/33, Pre-refunded 12/1/25 @ 100	1,500	1,784
5.00%, 12/1/35, Pre-refunded 12/1/25 @ 100	1,500	1,783
City of Shreveport Water & Sewer Revenue
Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	6,048
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,810
City of Shreveport Water & Sewer Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100	1,515	1,769
5.00%, 12/1/34, Continuously Callable @100	1,500	1,749
5.00%, 12/1/35, Continuously Callable @100	1,510	1,760
City of Shreveport Water & Sewer Revenue (INS — Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,253
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,497
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	18,750	20,668
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/33, Continuously Callable @100	8,940	10,339
5.00%, 7/1/33, Pre-refunded 7/1/25 @ 100	55	64
5.00%, 5/15/34, Continuously Callable @100	2,225	2,627
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100	25	30
5.00%, 5/15/34, Continuously Callable @100	2,975	3,607
5.00%, 7/1/34, Continuously Callable @100	13,465	15,558
5.00%, 7/1/34, Pre-refunded 7/1/25 @ 100	85	100
4.00%, 5/15/35, Continuously Callable @100	3,465	3,877
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100	35	41
5.00%, 5/15/35, Continuously Callable @100	2,000	2,420
4.00%, 5/15/36, Continuously Callable @100	1,485	1,655
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100	15	17
5.00%, 5/15/36, Continuously Callable @100	1,560	1,881
4.00%, 10/1/36, Continuously Callable @100	1,625	1,945
4.00%, 10/1/39, Continuously Callable @100	1,625	1,929
4.00%, 10/1/40, Continuously Callable @100	1,400	1,656

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 12/15/32, Continuously Callable @100	$2,735	$3,131
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	3,523
Louisiana Public Facilities Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Continuously Callable @100	2,000	2,286
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	1,146
Series A, 4.00%, 7/1/32, Continuously Callable @100	1,000	1,142
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	1,135
New Orleans Aviation Board Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 1/1/35, Continuously Callable @100	1,840	2,222
5.00%, 1/1/36, Continuously Callable @100	1,250	1,510
5.00%, 1/1/37, Continuously Callable @100	1,500	1,808
5.00%, 10/1/37, Continuously Callable @100	2,000	2,483
5.00%, 1/1/38, Continuously Callable @100	1,300	1,565
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (e)	16,750	17,136
Parish of St. James Revenue
Series A-1, 0.09%, 11/1/40, Continuously Callable @100 (c)	22,500	22,500
Series B-1, 0.09%, 11/1/40, Continuously Callable @100 (c) (d)	6,400	6,400
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37, (Put Date 7/1/26) (e)	6,750	7,053
Tangipahoa Parish Hospital Service District No. 1 Revenue
4.00%, 2/1/38, Continuously Callable @100 (g)	2,375	2,733
4.00%, 2/1/39, Continuously Callable @100 (g)	2,330	2,675
4.00%, 2/1/41, Continuously Callable @100 (g)	1,500	1,718
4.00%, 2/1/42, Continuously Callable @100 (g)	1,500	1,717
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 5/15/23	5,000	5,376
Series A, 5.25%, 5/15/31, Continuously Callable @100	3,615	3,623
		189,665
Maine (0.1%):
Maine Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/24, Pre-refunded 7/1/23 @ 100	1,635	1,771
5.00%, 7/1/26, Pre-refunded 7/1/23 @ 100	1,000	1,084
5.00%, 7/1/27, Pre-refunded 7/1/23 @ 100	1,000	1,083
		3,938
Maryland (1.1%):
City of Gaithersburg Revenue
5.00%, 1/1/33, Continuously Callable @104	3,000	3,382
5.00%, 1/1/36, Continuously Callable @104	1,000	1,125
Howard County Housing Commission Revenue, Series A, 1.60%, 6/1/29, Continuously Callable @100	3,000	2,991
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,250	1,531
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,219
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,214
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,401
Maryland Health & Higher Educational Facilities Authority Revenue
5.50%, 1/1/29, Continuously Callable @100	1,415	1,732
5.50%, 1/1/30, Continuously Callable @100	1,750	2,139
5.50%, 1/1/31, Continuously Callable @100	1,585	1,935

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/31, Continuously Callable @100	$3,190	$3,736
5.00%, 7/1/32, Continuously Callable @100	6,505	7,570
5.00%, 7/1/33, Continuously Callable @100	1,000	1,148
5.00%, 7/1/33, Continuously Callable @100	3,600	4,161
5.00%, 7/1/34, Continuously Callable @100	2,500	2,870
5.00%, 7/1/34, Continuously Callable @100	2,200	2,527
5.50%, 1/1/36, Continuously Callable @100	5,000	6,063
4.00%, 1/1/38, Continuously Callable @100	865	986
4.00%, 7/1/38, Continuously Callable @100	1,500	1,746
4.00%, 7/1/39, Continuously Callable @100	1,585	1,841
4.00%, 7/1/40, Continuously Callable @100	1,645	1,905
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,179
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,177
Series A, 5.00%, 7/1/35, Continuously Callable @100	1,310	1,540
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,174
		59,292
Massachusetts (1.3%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	110
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/30, Continuously Callable @100	2,000	2,370
5.00%, 7/1/31, Continuously Callable @100	1,675	1,982
5.00%, 7/1/32, Continuously Callable @100	1,250	1,496
4.00%, 10/1/32, Continuously Callable @105 (f)	3,600	3,882
5.00%, 4/15/33, Continuously Callable @100	2,155	2,433
5.00%, 7/1/33, Continuously Callable @100	1,250	1,477
5.00%, 7/1/34, Continuously Callable @100	1,000	1,186
5.00%, 7/1/36, Continuously Callable @100	2,000	2,351
5.00%, 7/1/36, Continuously Callable @100	1,000	1,250
5.00%, 7/1/36, Continuously Callable @100	895	1,086
5.00%, 7/1/37, Continuously Callable @100	800	998
5.00%, 7/1/37, Continuously Callable @100	1,215	1,472
5.00%, 10/1/37, Continuously Callable @105 (f)	1,000	1,088
5.00%, 7/1/38, Continuously Callable @100	600	747
5.00%, 7/1/38, Continuously Callable @100	335	405
4.00%, 7/1/46, Continuously Callable @100	1,000	1,144
Series A, 5.00%, 7/1/22	1,480	1,532
Series A, 5.00%, 7/1/27, Pre-refunded 7/1/22 @ 100	1,720	1,782
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	541
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	774
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	641
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	838
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	879
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,195
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,443
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	1,220
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,743
Series E, 5.00%, 7/1/35, Continuously Callable @100	1,500	1,761
Series E, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,173

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series G, 5.00%, 7/1/35, Continuously Callable @100	$200	$260
Series G, 5.00%, 7/1/36, Continuously Callable @100	200	259
Series G, 5.00%, 7/1/37, Continuously Callable @100	400	517
Series G, 5.00%, 7/1/38, Continuously Callable @100	300	387
Series G, 5.00%, 7/1/39, Continuously Callable @100	350	451
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	6,627
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	5,431
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	6,492
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	6,135
		69,558
Michigan (1.9%):
Detroit Downtown Development Authority Tax Allocation (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,114
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,227
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100	2,525	2,864
4.00%, 7/1/33, Continuously Callable @100	2,620	2,961
4.00%, 7/1/34, Continuously Callable @100	2,730	3,074
4.00%, 7/1/35, Continuously Callable @100	1,635	1,834
4.00%, 7/1/38, Continuously Callable @100	1,855	2,061
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	13,560	15,533
Kent Hospital Finance Authority Revenue, Series A, 5.00%, 11/15/29, Pre-refunded 11/15/21 @ 100	12,000	12,066
Livonia Public Schools, GO (INS — Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100	2,775	3,287
5.00%, 5/1/33, Continuously Callable @100	2,875	3,401
5.00%, 5/1/34, Continuously Callable @100	2,965	3,504
5.00%, 5/1/35, Continuously Callable @100	3,065	3,617
5.00%, 5/1/36, Continuously Callable @100	2,770	3,266
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100	1,000	1,237
5.00%, 11/1/35, Continuously Callable @100	1,000	1,235
4.00%, 11/15/35, Continuously Callable @100	6,000	6,798
5.00%, 11/1/36, Continuously Callable @100	1,000	1,232
4.00%, 11/15/36, Continuously Callable @100	1,000	1,129
5.00%, 11/1/37, Continuously Callable @100	1,250	1,539
Series 2016, 5.00%, 12/1/34, Continuously Callable @100	8,200	9,778
Series 2016, 5.00%, 12/1/35, Continuously Callable @100	4,600	5,480
Michigan Finance Authority Revenue (NBGA — Michigan School Bond Qualification and Loan Program)
Series A, 5.00%, 5/1/24	2,000	2,240
Series A, 5.00%, 5/1/25	1,700	1,974
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,286
Summit Academy North Revenue, 4.00%, 11/1/41, Continuously Callable @103	2,870	3,072
		99,809

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Minnesota (0.2%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	$5,000	$6,151
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100	1,750	2,070
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100	1,275	1,509
		9,730
Mississippi (0.5%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	6,000	6,313
Mississippi Development Bank Revenue
Series A, 5.00%, 4/1/28, Continuously Callable @100	575	614
Series A, 5.00%, 4/1/28, Pre-refunded 4/1/23 @ 100	920	986
Mississippi Development Bank Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	6,410	6,648
Mississippi Hospital Equipment & Facilities Authority Revenue
4.00%, 1/1/36, Continuously Callable @100	2,240	2,626
4.00%, 1/1/37, Continuously Callable @100	2,260	2,634
4.00%, 1/1/39, Continuously Callable @100	1,850	2,134
4.00%, 1/1/40, Continuously Callable @100	2,675	3,068
		25,023
Missouri (1.2%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100	500	575
5.00%, 3/1/36, Continuously Callable @100	750	855
4.00%, 3/1/41, Continuously Callable @100	750	845
Series A, 5.00%, 6/1/25, Continuously Callable @100	1,780	1,837
Series A, 5.00%, 6/1/27, Continuously Callable @100	2,555	2,636
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,215	2,398
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 2/1/29, Continuously Callable @104	1,000	1,135
5.00%, 5/1/30, Continuously Callable @100	2,310	2,449
5.00%, 5/15/32, Continuously Callable @103	1,555	1,793
5.25%, 5/1/33, Continuously Callable @100	2,350	2,498
5.00%, 2/1/34, Continuously Callable @104	2,000	2,263
5.00%, 5/15/36, Continuously Callable @103	4,565	5,253
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,000	1,073
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,522
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	25,000	27,025
St. Louis County IDA Revenue
5.00%, 9/1/23	595	622
5.50%, 9/1/33, Continuously Callable @100	2,750	2,913
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,935	2,090
		62,782
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	8,500	8,923

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Nebraska (0.3%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/36	$3,550	$4,883
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100	1,250	1,467
5.00%, 11/1/30, Continuously Callable @100	1,600	1,874
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102	795	883
4.00%, 1/1/36, Continuously Callable @102	1,240	1,374
4.00%, 1/1/37, Continuously Callable @102	1,000	1,104
4.00%, 1/1/38, Continuously Callable @102	1,295	1,430
4.00%, 1/1/39, Continuously Callable @102	1,800	1,984
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,835
		17,834
Nevada (1.6%):
City of Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100	620	760
5.00%, 9/1/31, Continuously Callable @100	1,000	1,225
5.00%, 9/1/33, Continuously Callable @100	1,000	1,219
5.00%, 9/1/37, Continuously Callable @100	1,950	2,350
City of North Las Vegas, GO (INS — Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100	1,870	2,164
4.00%, 6/1/37, Continuously Callable @100	7,345	8,458
4.00%, 6/1/38, Continuously Callable @100	6,135	7,056
City of Sparks Revenue
Series A, 2.50%, 6/15/24 (f)	700	710
Series A, 2.75%, 6/15/28 (f)	1,500	1,556
County of Clark Department of Aviation Revenue
5.00%, 7/1/26	3,660	4,400
5.00%, 7/1/27	2,220	2,739
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	22,933
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	12,141
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	2,251
Series C, 4.00%, 7/1/34, Continuously Callable @100	4,560	5,107
Series C, 4.00%, 7/1/35, Continuously Callable @100	5,075	5,660
		80,729
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/41, Continuously Callable @103	2,250	2,464
New Hampshire Health and Education Facilities Authority Act Revenue
5.00%, 8/1/34, Continuously Callable @100	2,880	3,539
5.00%, 8/1/35, Continuously Callable @100	2,700	3,307
5.00%, 8/1/36, Continuously Callable @100	2,000	2,442
5.00%, 8/1/37, Continuously Callable @100	1,500	1,829
		13,581

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (5.9%):
Casino Reinvestment Development Authority Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100	$1,000	$1,111
5.00%, 11/1/30, Continuously Callable @100	1,000	1,110
City of Atlantic City, GO (INS — Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	2,002
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,480
City of Atlantic City, GO (INS — Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100	630	760
Series A, 5.00%, 3/1/37, Continuously Callable @100	750	895
City of Bayonne, GO (INS — Build America Mutual Assurance Co.)
5.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	1,135	1,369
5.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	1,000	1,207
Essex County Improvement Authority Revenue, 4.00%, 6/15/38, Continuously Callable @100	550	635
New Brunswick Parking Authority Revenue (INS — Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,455	1,744
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,395
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	400	464
Series A, 4.00%, 6/15/30, Continuously Callable @100	600	685
New Jersey Economic Development Authority Revenue
5.00%, 3/1/25, Continuously Callable @100	18,410	19,617
5.00%, 6/15/26, Continuously Callable @100	2,500	2,573
1.60% (MUNIPSA+155bps), 9/1/27, Callable 3/1/23 @ 100 (k)	10,000	10,540
1.65% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (k)	10,000	10,177
5.00%, 11/1/36, Continuously Callable @100	2,000	2,497
4.00%, 11/1/38, Continuously Callable @100	1,500	1,719
4.00%, 11/1/39, Continuously Callable @100	2,000	2,282
Series A, 5.00%, 6/15/25	5,125	5,950
Series A, 3.13%, 7/1/29, Continuously Callable @100	665	679
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	1,055
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	20,238
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	20,009
Series WW, 5.25%, 6/15/33, Continuously Callable @100	9,000	10,439
New Jersey Economic Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	11,250
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	7,009
Series B, 5.50%, 9/1/29, Continuously Callable @100	4,000	4,879
Series B, 5.50%, 9/1/30, Continuously Callable @100	3,000	3,655
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	5,585
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	9,814
Series F, 4.00%, 7/1/33, Continuously Callable @100	150	170
Series F, 4.00%, 7/1/33, Pre-refunded 7/1/26 @ 100	350	406
Series F, 4.00%, 7/1/34, Continuously Callable @100	260	293
Series F, 4.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	490	568

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series F, 4.00%, 7/1/35, Continuously Callable @100	$975	$1,096
Series F, 4.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	275	319
New Jersey Educational Facilities Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,653
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	4,069
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	2,005
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100	2,000	2,410
5.00%, 10/1/34, Continuously Callable @100	2,000	2,401
5.00%, 10/1/35, Continuously Callable @100	2,620	3,138
New Jersey Health Care Facilities Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100	2,000	2,278
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,695
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/30, Continuously Callable @100	3,000	3,560
5.00%, 6/15/31, Continuously Callable @100	3,000	3,556
Series A, 12/15/25 (h)	20,000	18,908
Series A, 5.00%, 12/15/33, Continuously Callable @100	2,000	2,472
Series A, 4.00%, 6/15/35, Continuously Callable @100	2,500	2,981
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,050	1,292
Series A, 4.00%, 6/15/36, Continuously Callable @100	2,500	2,953
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,320
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,476
Series BB, 5.00%, 6/15/31, Continuously Callable @100	2,500	3,120
Series BB, 5.00%, 6/15/34, Continuously Callable @100	10,000	12,351
New Jersey Transportation Trust Fund Authority Revenue (INS — AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,293
New Jersey Turnpike Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	11,231
Series A, 5.00%, 1/1/34, Continuously Callable @100	7,675	9,052
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	5,568
Series A, 4.00%, 1/1/42, Continuously Callable @100	3,000	3,535
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	4,073
Newark Housing Authority Revenue (INS — Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100	500	569
4.00%, 12/1/30, Continuously Callable @100	750	848
4.00%, 12/1/31, Continuously Callable @100	500	563
South Jersey Transportation Authority Revenue
Series A, 5.00%, 11/1/30, Continuously Callable @100	500	562
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	843
Series A, 5.00%, 11/1/34, Continuously Callable @100	1,085	1,216
Series A, 4.00%, 11/1/40, Continuously Callable @100	4,300	4,946
State of New Jersey, GO, Series A, 4.00%, 6/1/32	3,000	3,730
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	6,087
		305,430

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Mexico (0.9%):
City of Farmington Revenue
1.88%, 4/1/33, (Put Date 10/1/21) (e)	$12,000	$12,000
Series A, 0.11%, 6/1/40 (c)	17,000	17,000
Series B, 2.15%, 4/1/33, Continuously Callable @101 (g)	10,000	9,848
City of Santa Revenue
2.25%, 5/15/24, Continuously Callable @100	600	600
2.63%, 5/15/25, Continuously Callable @100	1,000	1,000
5.00%, 5/15/34, Continuously Callable @103	625	705
5.00%, 5/15/39, Continuously Callable @103	480	537
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	1,075	1,220
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100	300	348
4.00%, 9/1/40, Continuously Callable @100	1,200	1,371
		44,629
New York (5.9%):
Chautauqua Tobacco Asset Securitization Corp. Revenue, 5.00%, 6/1/34, Continuously Callable @100	3,700	3,876
City of Long Beach, GO, Series A, 0.63%, 2/22/22, Continuously Callable @100	9,300	9,300
City of New York, GO, Series 3, 0.13%, 4/1/42, Continuously Callable @100 (c)	7,000	7,000
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	575	594
City of Yonkers, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/23, Continuously Callable @100	2,600	2,600
County of Nassau, GO, Series A, 5.00%, 1/1/36, Continuously Callable @100	1,150	1,340
Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,148
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/37, Continuously Callable @100	2,500	3,003
Metropolitan Transportation Authority Revenue
4.00%, 11/15/35, Continuously Callable @100	9,040	10,264
Series 2, 0.83% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (e) (k)	3,000	2,996
Series A, 11/15/32 (h)	10,000	8,152
Series A-1, 5.00%, 2/1/23	4,000	4,244
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (e)	7,315	9,307
Series B-1, 5.00%, 5/15/22	1,000	1,029
Series C-1, 5.00%, 11/15/29, Continuously Callable @100	7,030	8,628
Series C-1, 4.00%, 11/15/32, Continuously Callable @100	9,300	10,630
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	6,295	7,264
Series C-1, 5.00%, 11/15/36, Continuously Callable @100	3,705	4,360
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,308
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,307
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,456
Metropolitan Transportation Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A-1, 4.00%, 11/15/41, Continuously Callable @100	9,820	11,438
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100	1,200	1,397
4.00%, 12/1/39, Continuously Callable @100	1,200	1,391

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38, Continuously Callable @100	$1,250	$1,477
New York City Trust for Cultural Resources Revenue, Series A, 4.00%, 12/1/34, Continuously Callable @100	2,000	2,393
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100	3,350	3,396
2.80%, 9/15/69, Continuously Callable @100	20,500	20,931
Series A, 2.10%, 11/15/32, Continuously Callable @100	6,730	6,711
Series A, 2.20%, 11/15/33, Continuously Callable @100	9,000	8,973
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 (f)	600	713
Series A, 5.00%, 5/1/23	15	16
Series A, 5.00%, 5/1/23	735	782
Series A, 5.00%, 5/1/24, Continuously Callable @100	735	781
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	15	16
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,249
Series A, 5.00%, 5/1/25, Pre-refunded 5/1/23 @ 100	25	27
Series A, 5.00%, 5/1/26, Pre-refunded 5/1/23 @ 100	20	22
Series A, 5.00%, 5/1/26, Continuously Callable @100	980	1,042
Series A, 4.00%, 9/1/36, Continuously Callable @100	500	571
Series A, 4.00%, 9/1/37, Continuously Callable @100	350	398
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,250	1,421
Series A, 4.00%, 9/1/40, Continuously Callable @100	750	850
Series A, 4.00%, 3/15/41, Continuously Callable @100	20,000	23,467
Series A, 4.00%, 3/15/43, Continuously Callable @100	20,000	23,341
Series A-1, 4.00%, 7/1/40, Continuously Callable @100	4,535	5,106
Series B, 5.00%, 2/15/32, Pre-refunded 2/15/25 @ 100	5	6
Series B, 5.00%, 2/15/32, Continuously Callable @100	19,995	22,950
New York State Dormitory Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,135
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,134
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,473
New York State Dormitory Authority Revenue Bonds, 6.00%, 7/1/40, Continuously Callable @100 (f) (i)	3,600	3,633
New York State Housing Finance Agency Revenue (LIQ — Deutsche Bank A.G.), Series DBE-DBE-8073, 0.46%, 8/1/50, Continuously Callable @100 (c) (f)	5,055	5,055
New York State Urban Development Corp. Revenue, Series E, 4.00%, 3/15/38, Continuously Callable @100	20,000	23,281
Niagara Falls City School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.)
5.00%, 6/15/23	1,670	1,798
5.00%, 6/15/24	1,450	1,622
5.00%, 6/15/25, Continuously Callable @100	1,670	1,867
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	790	868
Town of Oyster Bay, GO
4.00%, 2/15/24	5,415	5,871
4.00%, 2/15/25	9,750	10,878
4.00%, 2/15/26	3,000	3,427

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Westchester County Local Development Corp. Revenue, 5.00%, 1/1/28, Continuously Callable @100	$1,350	$1,420
		309,133
North Carolina (0.3%):
North Carolina Capital Facilities Finance Agency Revenue, Series A, 0.15%, 7/1/34, (Put Date 9/1/21) (e)	2,000	2,000
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25	1,500	1,617
5.00%, 10/1/30, Continuously Callable @100	1,850	1,993
5.00%, 10/1/40, Continuously Callable @103	1,050	1,205
5.00%, 10/1/45, Continuously Callable @103	1,000	1,138
Series A, 4.00%, 9/1/40, Continuously Callable @100	3,050	3,316
Series A, 4.00%, 10/1/40, Continuously Callable @103	600	671
Series A, 5.00%, 10/1/40, Continuously Callable @103	1,800	2,182
Series A, 5.00%, 10/1/45, Continuously Callable @103	1,800	2,168
Series A, 4.00%, 10/1/45, Continuously Callable @103	1,000	1,108
		17,398
North Dakota (0.5%):
City of Grand Forks Revenue
5.00%, 12/1/29, Continuously Callable @100	11,085	11,167
4.00%, 12/1/36, Continuously Callable @100	1,100	1,283
4.00%, 12/1/37, Continuously Callable @100	1,250	1,452
4.00%, 12/1/38, Continuously Callable @100	1,100	1,278
4.00%, 12/1/40, Continuously Callable @100	1,700	1,958
4.00%, 12/1/41, Continuously Callable @100	1,750	2,008
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	4,500	5,336
		24,482
Ohio (2.7%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Continuously Callable @100	1,000	1,160
4.00%, 11/15/37, Continuously Callable @100	800	926
4.00%, 11/15/38, Continuously Callable @100	500	578
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	2,250	2,570
City of Cleveland Airport System Revenue
Series A, 5.00%, 1/1/30, Pre-refunded 1/1/22 @ 100	2,000	2,023
Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,012
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100	7,500	8,789
Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	5,755
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	12,415
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100	7,430	8,663
5.00%, 2/15/37, Continuously Callable @100	4,000	4,782
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100	1,350	1,511
5.00%, 1/1/36, Continuously Callable @100	1,400	1,557
5.00%, 9/15/39, Continuously Callable @100	1,375	1,717
5.00%, 9/15/40, Continuously Callable @100	1,100	1,370

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
County of Hamilton Sales Tax Revenue (INS — AMBAC Assurance Corp.), Series B, 12/1/25 (h)	$4,365	$4,222
County of Hardi Revenue, 5.25%, 5/1/40, Continuously Callable @103	2,000	2,157
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100	7,000	7,493
5.00%, 11/15/37, Continuously Callable @100	2,200	2,698
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	2,986
Dayton City School District, GO
5.00%, 11/1/28	2,805	3,585
5.00%, 11/1/29	3,655	4,768
5.00%, 11/1/30	3,160	4,206
5.00%, 11/1/31	2,000	2,717
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/31, Continuously Callable @100	1,000	1,146
5.00%, 5/1/33, Continuously Callable @100	500	572
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/29, Continuously Callable @100	2,000	2,133
Ohio Water Development Authority Revenue, 12/1/33 (i) (l)	26,000	—
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	9,535	9,545
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100	750	823
5.00%, 12/1/35, Continuously Callable @100	750	807
State of Ohio Revenue
5.00%, 1/15/34, Continuously Callable @100	7,210	8,433
5.00%, 1/15/35, Continuously Callable @100	6,000	7,011
5.00%, 1/15/36, Continuously Callable @100	3,070	3,584
4.00%, 11/15/36, Continuously Callable @100	1,260	1,455
4.00%, 11/15/38, Continuously Callable @100	1,270	1,462
4.00%, 11/15/40, Continuously Callable @100	655	750
Series A, 4.00%, 1/15/38, Continuously Callable @100	1,000	1,150
Series A, 4.00%, 1/15/40, Continuously Callable @100	1,800	2,052
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100	1,500	1,843
4.00%, 12/1/32, Continuously Callable @100	1,500	1,724
4.00%, 12/1/33, Continuously Callable @100	1,600	1,831
4.00%, 12/1/34, Continuously Callable @100	1,795	2,047
		138,028
Oklahoma (0.4%):
Muskogee Industrial Trust Revenue, Series A, 0.13%, 6/1/27, Continuously Callable @100 (c)	15,000	15,000
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	4,100	4,941
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102	940	1,087
5.00%, 11/15/30, Continuously Callable @102	1,780	2,057
		23,085

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
5.00%, 11/15/32, Continuously Callable @102	$500	$558
5.00%, 11/15/37, Continuously Callable @102	500	554
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100	275	345
Series A, 5.00%, 10/1/40, Continuously Callable @100	1,750	2,165
		3,622
Pennsylvania (7.9%):
Allegheny County Hospital Development Authority Revenue
5.00%, 4/1/35, Continuously Callable @100	7,315	8,967
5.00%, 4/1/36, Continuously Callable @100	8,000	9,778
4.00%, 7/15/37, Continuously Callable @100	2,000	2,337
4.00%, 7/15/38, Continuously Callable @100	1,500	1,744
4.00%, 7/15/39, Continuously Callable @100	1,440	1,671
Allegheny County Sanitary Authority Revenue (INS — Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100	1,500	1,705
4.00%, 12/1/34, Continuously Callable @100	1,475	1,671
Berks County IDA Revenue
4.00%, 11/1/33, Continuously Callable @100	1,300	1,371
5.00%, 11/1/34, Continuously Callable @100	2,000	2,229
5.00%, 11/1/35, Continuously Callable @100	3,000	3,339
Bethlehem Authority Revenue, 5.00%, 11/15/30, Continuously Callable @100	3,000	3,153
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @103	325	375
5.00%, 10/1/31, Continuously Callable @103	450	518
5.00%, 10/1/37, Continuously Callable @103	2,260	2,540
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	2,157
Chester County IDA Revenue
5.00%, 10/1/34, Continuously Callable @100	1,000	1,111
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	3,106
City of Philadelphia Airport Revenue, Series A, 4.00%, 7/1/33, Continuously Callable @100	11,420	13,687
City of Philadelphia, GO
Series A, 4.00%, 5/1/40, Continuously Callable @100	3,500	4,130
Series A, 4.00%, 5/1/41, Continuously Callable @100	4,000	4,713
Series A, 4.00%, 5/1/42, Continuously Callable @100	2,250	2,651
Commonwealth Financing Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,250	1,523
5.00%, 6/1/34, Continuously Callable @100	2,000	2,432
Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,775
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,656
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	917
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	975
County of Beaver, GO
4.00%, 4/15/28	2,195	2,556
4.00%, 4/15/28	695	832

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/15/29, Continuously Callable @100	$1,900	$2,207
4.00%, 4/15/29, Pre-refunded 4/15/28 @ 100	600	723
4.00%, 4/15/30, Continuously Callable @100	4,490	5,174
4.00%, 4/15/30, Pre-refunded 4/15/28 @ 100	510	615
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100	2,000	2,321
4.00%, 7/1/38, Continuously Callable @100	2,000	2,317
4.00%, 7/1/39, Continuously Callable @100	2,000	2,316
County of Luzerne, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	5,000	5,856
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100	1,250	1,465
4.00%, 11/1/37, Continuously Callable @100	2,130	2,486
Dauphin County General Authority Revenue
4.00%, 6/1/30, Continuously Callable @100	2,000	2,290
4.00%, 6/1/31, Continuously Callable @100	1,000	1,113
Delaware County Authority Revenue
5.00%, 10/1/30	1,200	1,436
5.00%, 10/1/35, Continuously Callable @100	2,220	2,669
5.00%, 10/1/39, Continuously Callable @100	2,250	2,691
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,668
Delaware River Port Authority Revenue, 5.00%, 1/1/25, Continuously Callable @100	2,720	2,880
Latrobe IDA Revenue
4.00%, 3/1/40, Continuously Callable @100	250	272
4.00%, 3/1/41, Continuously Callable @100	250	271
4.00%, 3/1/46, Continuously Callable @100	750	811
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100	1,750	2,165
5.00%, 9/1/35, Continuously Callable @100	1,850	2,284
4.00%, 9/1/36, Continuously Callable @100	1,100	1,287
4.00%, 9/1/37, Continuously Callable @100	1,000	1,168
5.00%, 9/1/37, Continuously Callable @100	1,750	2,153
4.00%, 9/1/38, Continuously Callable @100	900	1,048
4.00%, 9/1/39, Continuously Callable @100	1,000	1,160
Montgomery County IDA Revenue
5.00%, 11/15/23, Pre-refunded 5/15/22 @ 100	1,200	1,236
5.00%, 11/15/24, Pre-refunded 5/15/22 @ 100	2,750	2,832
Montour School District, GO (INS — Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,159
Series B, 5.00%, 4/1/34, Continuously Callable @100	1,500	1,736
Series B, 5.00%, 4/1/35, Continuously Callable @100	1,500	1,735
Northampton County General Purpose Authority Revenue, 1.10% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (e) (k)	4,645	4,627
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,691
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103	1,750	1,982
3.00%, 4/1/39, Continuously Callable @100	30,000	32,185
4.00%, 7/1/41, Continuously Callable @103	1,050	1,174
See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Higher Educational Facilities Authority Revenue
5.00%, 7/1/32, Pre-refunded 7/1/22 @ 100	$1,625	$1,683
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,870
Series A, 5.25%, 7/15/26, Pre-refunded 7/15/23 @ 100	2,020	2,201
Series A, 5.25%, 7/15/27, Pre-refunded 7/15/23 @ 100	2,125	2,316
Series A, 5.25%, 7/15/28, Pre-refunded 7/15/23 @ 100	2,245	2,447
Series A, 5.00%, 7/15/30, Pre-refunded 7/15/23 @ 100	2,415	2,621
Series A, 5.25%, 7/15/33, Pre-refunded 7/15/23 @ 100	1,965	2,142
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/35, Continuously Callable @100	10,655	12,435
5.00%, 6/1/36, Continuously Callable @100	8,255	9,624
Series A-1, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,702
Series A-1, 5.00%, 12/1/33, Continuously Callable @100	4,345	4,927
Series A-1, 5.00%, 12/1/34, Continuously Callable @100	3,000	3,504
Series A-1, 5.00%, 12/1/35, Continuously Callable @100	3,320	3,874
Series A-1, 5.00%, 12/1/36, Continuously Callable @100	3,690	4,302
Series B, 5.00%, 12/1/32, Continuously Callable @100	3,500	4,096
Series B, 5.00%, 12/1/33, Continuously Callable @100	7,145	8,354
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	22,575
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,349
Series B, 5.00%, 12/1/34, Continuously Callable @100	6,250	7,300
Series B, 5.00%, 12/1/35, Continuously Callable @100	5,700	6,652
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,347
Series B, 4.00%, 12/1/40, Continuously Callable @100	2,000	2,366
Series B, 4.00%, 12/1/40, Continuously Callable @100	1,500	1,766
Series B, 4.00%, 12/1/41, Continuously Callable @100	1,750	2,054
Series B, 4.00%, 12/1/41, Continuously Callable @100	1,500	1,771
Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,758
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100	750	919
5.00%, 5/1/36, Continuously Callable @100	1,500	1,838
5.00%, 5/1/38, Continuously Callable @100	1,000	1,223
5.00%, 6/15/40, Continuously Callable @100 (f)	900	1,050
Pittsburgh Water & Sewer Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	2,084
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	357
Reading School District, GO (INS — Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100	2,000	2,390
5.00%, 3/1/37, Continuously Callable @100	1,500	1,792
School District of Philadelphia, GO
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,233
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,230
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,228
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,226
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,700	1,972
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,600	1,847
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	11,825
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	5,969

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series F, 5.00%, 9/1/33, Continuously Callable @100	$4,000	$4,770
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	6,075
School District of the City of Erie, GO (INS — Assured Guaranty Municipal Corp.),
Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,303
Scranton School District, GO (INS — Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100	1,000	1,216
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,938
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	905
State Public School Building Authority Revenue
5.00%, 4/1/23, Pre-refunded 4/1/22 @ 100	1,250	1,280
5.00%, 6/1/29, Continuously Callable @100	10,000	11,981
State Public School Building Authority Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 6/1/31, Continuously Callable @100	6,100	7,309
4.00%, 12/1/31, Continuously Callable @100	13,085	14,898
4.00%, 12/1/31, Pre-refunded 12/1/26 @ 100	2,295	2,691
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (e)	3,300	3,825
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100	1,400	1,616
		411,848
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.00%, 4/1/27, Continuously Callable @100	2,600	2,642
Rhode Island (0.3%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,220
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,595
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	5,123
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100	2,000	2,270
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,268
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,832
		16,308
South Carolina (1.0%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100	1,000	1,156
4.00%, 11/1/32, Continuously Callable @100	1,000	1,151
Patriots Energy Group Financing Agency Revenue, Series B, 0.92% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (e) (k)	20,000	20,345
Piedmont Municipal Power Agency Revenue (INS — Assured Guaranty Corp.)
Series C, 5.00%, 1/1/28, Continuously Callable @100	7,200	7,224
Series D, 5.00%, 1/1/28, Continuously Callable @100	2,700	2,709
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	11,780
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	8,351
		52,716

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Tennessee (0.8%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.09%, 5/1/39, Continuously Callable @100 (c) (d)	$14,500	$14,500
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100	2,710	3,315
5.00%, 7/1/36, Continuously Callable @100	3,000	3,660
5.00%, 7/1/37, Continuously Callable @100	3,500	4,264
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/35, Continuously Callable @100	5,000	5,977
New Memphis Arena Public Building Authority Revenue
1.97%, 4/1/32, Continuously Callable @98	875	712
2.07%, 4/1/33, Continuously Callable @96	875	691
2.15%, 4/1/34, Continuously Callable @94	875	669
2.21%, 4/1/35, Continuously Callable @92	875	650
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 5/1/52, (Put Date 11/1/31) (e)	6,500	8,481
		42,919
Texas (11.9%):
Austin Affordable PFC, Inc. Revenue (LIQ — Deutsche Bank A.G.), Series 2021-XF1102, 0.30%, 7/1/61, Callable 7/1/33 @ 104 (c) (f)	2,000	2,000
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,105	1,241
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25	2,740	3,058
5.00%, 12/1/27, Continuously Callable @100	2,990	3,315
5.00%, 12/1/28, Continuously Callable @100	1,640	1,813
5.00%, 12/1/29, Continuously Callable @100	1,600	1,764
5.00%, 12/1/30, Continuously Callable @100	1,700	1,870
5.25%, 12/1/35, Continuously Callable @100	5,150	5,662
Central Texas Regional Mobility Authority Revenue
1/1/22 (h)	885	884
5.00%, 1/1/22	500	506
5.00%, 1/1/23	500	528
1/1/24 (h)	7,000	6,923
1/1/26 (h)	2,535	2,433
5.00%, 1/1/33, Pre-refunded 1/1/23 @ 100	3,500	3,707
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,250	1,441
Series A, 5.00%, 1/1/35, Continuously Callable @100	1,100	1,267
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	11,231
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	9,541
City of Arlington Special Tax (INS — Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100	1,500	1,802
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,798
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,710
Series C, 5.00%, 2/15/37, Continuously Callable @100	3,305	3,949
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	5,228
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100	1,800	2,066
4.00%, 7/15/33, Continuously Callable @100	1,100	1,257

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/15/34, Continuously Callable @100	$1,050	$1,194
4.00%, 7/15/35, Continuously Callable @100	1,000	1,133
City of Dallas Housing Finance Corp. Revenue (LOC — Deutsche Bank A.G.), Series 2021-XF1109, 0.30%, 7/1/61, Callable 8/1/33 @ 103 (c) (f)	4,000	4,000
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100	2,300	2,586
5.00%, 9/1/30, Continuously Callable @100	1,000	1,124
5.00%, 9/1/32, Continuously Callable @100	5,615	6,297
5.00%, 9/1/33, Continuously Callable @100	5,345	5,988
5.00%, 9/1/34, Continuously Callable @100	2,150	2,407
5.00%, 9/1/35, Continuously Callable @100	1,575	1,761
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100	740	841
4.00%, 3/1/33, Continuously Callable @100	1,000	1,131
4.00%, 3/1/34, Continuously Callable @100	1,000	1,125
4.00%, 3/1/36, Continuously Callable @100	1,500	1,671
City of Lubbock Electric Light & Power System Revenue
4.00%, 4/15/38, Continuously Callable @100	2,875	3,350
4.00%, 4/15/39, Continuously Callable @100	2,250	2,622
4.00%, 4/15/41, Continuously Callable @100	3,410	3,947
Clifton Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100	2,130	2,536
4.00%, 8/15/34, Continuously Callable @100	2,275	2,700
4.00%, 8/15/35, Continuously Callable @100	2,375	2,808
4.00%, 8/15/36, Continuously Callable @100	3,710	4,371
4.00%, 8/15/37, Continuously Callable @100	3,860	4,533
4.00%, 8/15/38, Continuously Callable @100	4,015	4,703
4.00%, 8/15/39, Continuously Callable @100	4,305	5,026
Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,492
Dallas/Fort Worth International Airport Revenue
Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,201
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	8,248
Decatur Hospital Authority Revenue
Series A, 5.25%, 9/1/29, Continuously Callable @100	1,000	1,131
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,119
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 12/1/27, Pre-refunded 12/1/22 @ 100	4,710	4,970
5.00%, 6/1/28, Continuously Callable @100	1,400	1,488
4.00%, 10/1/41, Continuously Callable @100	1,300	1,549
4.00%, 10/1/42, Continuously Callable @100	3,000	3,564
0.62% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (e) (k)	3,330	3,337
Harris County Municipal Utility District No. 165, GO (INS — Build America Mutual Assurance Co.)
5.00%, 3/1/30, Continuously Callable @100	750	860
5.00%, 3/1/31, Continuously Callable @100	2,030	2,326
5.00%, 3/1/32, Continuously Callable @100	2,500	2,862
Houston Higher Education Finance Corp. Revenue
Series A, 5.25%, 9/1/31, Pre-refunded 9/1/22 @ 100	3,850	4,027
Series A, 5.25%, 9/1/32, Pre-refunded 9/1/22 @ 100	4,075	4,262

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100	$4,000	$4,425
5.00%, 2/1/34, Continuously Callable @100	4,000	4,411
Main Street Market Square Redevelopment Authority Tax Allocation (INS — Build America Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100	1,215	1,411
5.00%, 9/1/30, Continuously Callable @100	1,380	1,601
5.00%, 9/1/31, Continuously Callable @100	2,000	2,317
5.00%, 9/1/32, Continuously Callable @100	1,500	1,736
5.00%, 9/1/33, Continuously Callable @100	2,680	3,098
Matagorda County Navigation District No. 1 Revenue
2.60%, 11/1/29	14,010	14,979
4.00%, 6/1/30, Continuously Callable @100	5,405	5,689
Mesquite Health Facilities Development Corp. Revenue
2/15/26 (m)	3,100	2,458
2/15/35, Continuously Callable @100 (m)	1,075	852
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102	1,000	1,137
4.00%, 11/1/36, Continuously Callable @102	1,475	1,593
Series A, 2.25%, 7/1/30 (m)	7,500	6,411
Series A, 2.25%, 7/1/35 (m)	9,000	7,694
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100	1,635	1,839
4.00%, 4/1/33, Continuously Callable @100	2,000	2,237
4.00%, 4/1/34, Continuously Callable @100	4,470	4,974
4.00%, 4/1/35, Continuously Callable @100	1,650	1,829
4.00%, 4/1/36, Continuously Callable @100	2,150	2,375
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100	7,000	8,116
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	6,291
North Texas Tollway Authority Revenue
Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	9,123
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,776
Series A, 4.00%, 1/1/39, Continuously Callable @100	14,620	17,036
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,652
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	8,526
Series B, 4.00%, 1/1/38, Continuously Callable @100	2,000	2,377
Series B, 4.00%, 1/1/39, Continuously Callable @100	2,500	2,960
Series B, 4.00%, 1/1/40, Continuously Callable @100	1,625	1,916
North Texas Tollway Authority Revenue (INS — Assured Guaranty Corp.), 1/1/29 (h)	20,000	18,142
North Texas Tollway Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100	2,000	2,274
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,921
Permanent University Fund — University of Texas System Revenue
5.00%, 7/1/32, Continuously Callable @100	2,230	2,587
5.00%, 7/1/33, Continuously Callable @100	3,250	3,768
5.00%, 7/1/34, Continuously Callable @100	2,500	2,896

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Port of Port Arthur Navigation District Revenue
0.11%, 11/1/40, Continuously Callable @100 (c) (d)	$65,000	$65,000
0.09%, 11/1/40, Continuously Callable @100 (c)	9,800	9,800
Series A, 0.12%, 4/1/40, Continuously Callable @100 (c)	28,570	28,570
Port of Port Arthur Navigation District Revenue Bonds
Series B, 0.12%, 4/1/40, Continuously Callable @100 (c)	16,850	16,850
Series C, 0.13%, 4/1/40, Continuously Callable @100 (c)	21,710	21,710
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/38, Continuously Callable @100	850	982
4.00%, 4/1/39, Continuously Callable @100	1,000	1,152
4.00%, 4/1/40, Continuously Callable @100	1,000	1,147
4.00%, 4/1/41, Continuously Callable @100	895	1,023
San Antonio Housing Trust Finance Corp. Revenue (NBGA — Federal Home Loan Mortgage Corp.), 3.50%, 4/1/43, (Put Date 10/1/28) (e)	14,935	15,780
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100	2,145	2,570
5.00%, 11/15/31, Continuously Callable @100	2,250	2,685
5.00%, 11/15/32, Continuously Callable @100	2,365	2,805
5.00%, 11/15/37, Continuously Callable @100	2,175	2,537
Series B, 5.00%, 7/1/37, Continuously Callable @100	18,225	22,443
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	23,505
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32	9,835	13,259
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100	3,300	3,853
4.00%, 12/31/38, Continuously Callable @100	3,850	4,494
4.00%, 6/30/39, Continuously Callable @100	2,150	2,505
Texas Transportation Commission State Highway Fund Revenue, 5.00%, 10/1/26	7,235	8,797
Trophy Club Public Improvement District No. 1 Special Assessment (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	6,960	7,936
Waco Educational Finance Corp. Revenue
4.00%, 3/1/39, Continuously Callable @100	1,250	1,482
4.00%, 3/1/40, Continuously Callable @100	1,000	1,181
4.00%, 3/1/41, Continuously Callable @100	1,000	1,178
		617,955
Utah (0.1%):
Jordanelle Special Service District Special Assessment
Series A, 12.00%, 8/1/30, Continuously Callable @100 (f)	3,273	3,285
Series B, 12.00%, 8/1/30, Continuously Callable @100 (f)	1,792	1,798
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/36, Continuously Callable @103	1,045	1,082
Series A-1, 4.00%, 6/1/41, Continuously Callable @103	1,000	1,026
		7,191
Vermont (0.4%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/37, Continuously Callable @103 (g)	4,190	4,590
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	2,945
Winooski School District, GO, 1.25%, 10/15/21	12,500	12,504
		20,039

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Virgin Islands (0.1%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100 (f)	$6,500	$7,264
Virginia (0.8%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100	1,175	1,368
4.00%, 7/1/37, Continuously Callable @100	1,205	1,396
Fairfax County Economic Development Authority Revenue, Series A, 5.00%, 10/1/36, Continuously Callable @102	2,150	2,411
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100	750	888
5.00%, 6/15/34, Continuously Callable @100	2,620	3,101
5.00%, 6/15/35, Continuously Callable @100	1,930	2,282
Virginia College Building Authority Revenue
4.00%, 2/1/34, Continuously Callable @100	10,000	11,491
4.00%, 2/1/36, Continuously Callable @100	3,000	3,424
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103	2,750	3,161
Series A, 4.00%, 1/1/38, Continuously Callable @103	3,000	3,442
Series A, 4.00%, 1/1/39, Continuously Callable @103	3,500	4,002
Series A, 4.00%, 1/1/40, Continuously Callable @103	4,000	4,573
		41,539
Washington (0.4%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	3,090	3,701
5.00%, 8/15/34, Continuously Callable @100	3,470	4,137
5.00%, 7/1/35, Continuously Callable @100	2,355	2,877
5.00%, 7/1/36, Continuously Callable @100	2,250	2,739
4.00%, 7/1/37, Continuously Callable @100	3,125	3,547
Washington State Housing Finance Commission Revenue, Series A-1, 3.50%, 12/20/35	2,687	3,090
		20,091
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,850	2,257
5.00%, 1/1/34, Continuously Callable @100	2,360	2,882
5.00%, 6/1/34, Continuously Callable @100	2,970	3,620
5.00%, 1/1/35, Continuously Callable @100	2,920	3,557
5.00%, 6/1/35, Continuously Callable @100	2,405	2,924
5.00%, 9/1/38, Continuously Callable @100	1,000	1,224
5.00%, 9/1/39, Continuously Callable @100	1,000	1,222
		17,686
Wisconsin (1.1%):
Public Finance Authority Revenue
3.00%, 4/1/25 (f)	330	340
4.00%, 6/15/29, Continuously Callable @100 (f)	295	321
4.00%, 9/1/29, Continuously Callable @103 (f)	1,250	1,376
5.25%, 5/15/37, Continuously Callable @102 (f)	1,000	1,101

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/39, Continuously Callable @100 (f)	$410	$450
5.00%, 9/1/39, Continuously Callable @103 (f)	2,230	2,495
5.00%, 1/1/40, Continuously Callable @100	3,500	4,178
5.00%, 4/1/40, Continuously Callable @100 (f)	1,175	1,416
5.00%, 1/1/45, Continuously Callable @100	3,275	3,856
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,826
Series A, 4.00%, 7/1/41, Continuously Callable @100	770	864
Series A, 5.00%, 11/15/41, Continuously Callable @103	4,480	5,436
Series A, 4.00%, 7/1/46, Continuously Callable @100	1,100	1,250
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,640
Wisconsin Health & Educational Facilities Authority Revenue
5.00%, 8/15/34, Continuously Callable @100	1,000	1,117
4.00%, 2/15/35, Continuously Callable @100	500	589
4.00%, 11/15/36, Continuously Callable @100	9,830	11,040
4.00%, 2/15/37, Continuously Callable @100	1,000	1,169
4.00%, 3/15/40, Continuously Callable @100	750	820
0.15%, 2/15/53, Callable 11/1/21 @ 100 (c)	6,500	6,500
Series A, 5.13%, 4/15/31, Pre-refunded 4/15/23 @ 100	5,000	5,370
Series C, 5.00%, 8/15/26, Pre-refunded 8/15/22 @ 100	1,500	1,563
Series C, 5.00%, 8/15/29, Pre-refunded 8/15/22 @ 100	1,935	2,016
		58,733
Total Municipal Bonds (Cost $4,831,910)		5,182,578
Total Investments (Cost $4,832,109) — 99.6%		5,182,898
Other assets in excess of liabilities — 0.4%		22,335
NET ASSETS — 100.00%		$5,205,233

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(e)  Put Bond.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $157,772 (thousands) and amounted to 3.0% of net assets.

(g)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(h)  Zero-coupon bond.

(i)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.2% of net assets.

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

  (Unaudited)

(j)  Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.00%.

(k)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.

(l)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of September 30, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements).

(m)  Currently the issuer is in default with respect to interest and/or principal payments.

(n)  Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.35%.

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security

LOC — Letter of Credit

MUNIPSA — Municipal Swap Index

SOFR — Secured Overnight Financing Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Tax Exempt Intermediate-Term Fund
Assets:
Investments, at value (Cost $4,832,109)	$5,182,898
Receivables:
Interest and dividends	48,700
Capital shares issued	1,597
Investments sold	11,400
From Adviser	155
Prepaid expenses	211
Total Assets	5,244,961
Liabilities:
Payables:
Distributions	955
To custodian	1,258
Investments purchased	30,707
Capital shares redeemed	4,297
Accrued expenses and other payables:
Investment advisory fees	1,401
Administration fees	600
Custodian fees	34
Transfer agent fees	273
Compliance fees	3
12b-1 fees	3
Other accrued expenses	197
Total Liabilities	39,728
Net Assets:
Capital	4,946,547
Total accumulated earnings/(loss)	258,686
Net Assets	$5,205,233
Net Assets
Fund Shares	$4,084,930
Institutional Shares	1,090,773
Class A	29,511
Class Z	19
Total	$5,205,233
Shares (unlimited number of shares authorized with no par value):
Fund Shares	294,496
Institutional Shares	78,659
Class A	2,128
Class Z	1
Total	375,284
Net asset value, offering and redemption price per share: (a)
Fund Shares	$13.87
Institutional Shares	$13.87
Class A	$13.87
Class Z	$13.87
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$14.19

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Tax Exempt Intermediate-Term Fund
Investment Income:
Interest	$74,874
Total Income	74,874
Expenses:
Investment advisory fees	8,481
Administration fees — Fund Shares	3,074
Administration fees — Institutional Shares	536
Administration fees — Class A	20
Sub-Administration fees	14
12b-1 fees — Class A	34
Custodian fees	104
Transfer agent fees — Fund Shares	537
Transfer agent fees — Institutional Shares	536
Transfer agent fees — Class A	13
Trustees' fees	24
Compliance fees	17
Legal and audit fees	30
State registration and filing fees	231
Interfund lending fees	—	(a)
Other expenses	292
Total Expenses	13,943
Expenses waived/reimbursed by Adviser	(482)
Net Expenses	13,461
Net Investment Income (Loss)	61,413
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	1,858
Net change in unrealized appreciation/depreciation on investment securities	4,733
Net realized/unrealized gains (losses) on investments	6,591
Change in net assets resulting from operations	$68,004

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Intermediate-Term Fund
	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
From Investments:
Operations:
Net investment income (loss)	$61,413	$132,115
Net realized gains (losses) from investments	1,858	(6,469)
Net change in unrealized appreciation/depreciation on investments	4,733	191,773
Change in net assets resulting from operations	68,004	317,419
Distributions to Shareholders:
Fund Shares	(48,055)	(125,814)
Institutional Shares (a)	(13,076)	(5,737)
Class A	(283)	(567)
Class Z (b)	— (c)	— (c)
Change in net assets resulting from distributions to shareholders	(61,414)	(132,118)
Change in net assets resulting from capital transactions	118,309	81,708
Change in net assets	124,899	267,009
Net Assets:
Beginning of period	5,080,334	4,813,325
End of period	$5,205,233	$5,080,334

(a)  Institutional Shares commenced operations on June 29, 2020.

(b)  Class Z commenced operations on March 4, 2021.

(c)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Tax Exempt Intermediate-Term Fund
	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$255,278	$696,196
Distributions reinvested	42,293	111,273
Cost of shares redeemed	(278,090)	(1,722,488)
Total Fund Shares	$19,481	$(915,019)
Institutional Shares (a)
Proceeds from shares issued	$151,395	$1,027,555
Distributions reinvested	12,620	5,305
Cost of shares redeemed	(70,776)	(33,953)
Total Institutional Shares	$93,239	$998,907
Class A
Proceeds from shares issued	$6,659	$26,772
Distributions reinvested	251	498
Cost of shares redeemed	(1,321)	(29,469)
Total Class A	$5,589	$(2,199)
Class Z (b)
Proceeds from shares issued	$—	$19
Distributions reinvested	— (c)	— (c)
Cost of shares redeemed	—	—
Total Class Z	$— (c)	$19
Change in net assets resulting from capital transactions	$118,309	$81,708
Share Transactions:
Fund Shares
Issued	18,269	50,950
Reinvested	3,030	8,143
Redeemed	(19,917)	(125,198)
Total Fund Shares	1,382	(66,105)
Institutional Shares (a)
Issued	10,850	74,035
Reinvested	904	383
Redeemed	(5,068)	(2,445)
Total Institutional Shares	6,686	71,973
Class A
Issued	477	1,969
Reinvested	18	36
Redeemed	(95)	(2,173)
Total Class A	400	(168)
Class Z (b)
Issued	—	1
Reinvested	— (d)	— (d)
Redeemed	—	—
Total Class Z	— (d)	1
Change in Shares	8,468	5,701

(a)  Institutional Shares commenced operations on June 29, 2020.

(b)  Class Z commenced operations on March 4, 2021.

(c)  Rounds to less than $1 thousand.

(d)  Rounds to less than 1 thousand shares.

See notes to financial statements.

This page is intentionally left blank.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Intermediate-Term Fund
Fund Shares
Six Months Ended September 30, 2021 (unaudited)	$13.85	0.16	(e)	0.02	0.18	(0.16)	(0.16)
Year Ended March 31:
2021	$13.33	0.37	(e)	0.52	0.89	(0.37)	(0.37)
2020	$13.37	0.38	(e)	(0.03)	0.35	(0.39)	(0.39)
2019	$13.12	0.41		0.24	0.65	(0.40)	(0.40)
2018	$13.08	0.41		0.04	0.45	(0.41)	(0.41)
2017	$13.61	0.42		(0.53)	(0.11)	(0.42)	(0.42)
Institutional Shares
Six Months Ended September 30, 2021 (unaudited)	$13.85	0.17	(e)	0.02	0.19	(0.17)	(0.17)
June 29, 2020(g) through March 31, 2021	$13.57	0.27	(e)	0.29	0.56	(0.28)	(0.28)
Class A
Six Months Ended September 30, 2021 (unaudited)	$13.85	0.15	(e)	0.02	0.17	(0.15)	(0.15)
Year Ended March 31:
2021	$13.33	0.33	(e)	0.52	0.85	(0.33)	(0.33)
2020	$13.36	0.35	(e)	(0.03)	0.32	(0.35)	(0.35)
2019	$13.12	0.38		0.23	0.61	(0.37)	(0.37)
2018	$13.07	0.38		0.05	0.43	(0.38)	(0.38)
2017	$13.61	0.38		(0.54)	(0.16)	(0.38)	(0.38)
Class Z
Six Months Ended September 30, 2021 (unaudited)	$13.85	0.20	(e)	0.02	0.22	(0.20)	(0.20)
March 4, 2021(g) through March 31, 2021	$13.81	0.03	(e)	0.04	0.07	(0.03)	(0.03)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment for all classes, except for Class Z, are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Tax Exempt Intermediate-Term Fund
Fund Shares
Six Months Ended September 30, 2021 (unaudited)	—		$13.87	1.33%	0.54%		2.34%	0.54%	$4,084,930	3%
Year Ended March 31:
2021			$13.85	6.72%	0.50%		2.69%	0.50%	$4,059,780	23%
2020	—		$13.33	2.56%	0.49%		2.82%	0.49%	$4,788,060	26%
2019	—		$13.37	5.06%	0.52%		3.07%	0.52%	$4,754,320	8%
2018	—		$13.12	3.47%	0.51%		3.09%	0.51%	$4,605,543	11%
2017	—	(f)	$13.08	(0.84)%	0.52%		3.13%	0.52%	$4,280,892	16%
Institutional Shares
Six Months Ended September 30, 2021 (unaudited)	—		$13.87	1.38%	0.44%		2.44%	0.53%	$1,090,773	3%
June 29, 2020(g) through March 31, 2021			$13.85	4.15%	0.44%		2.61%	0.51%	$996,601	23%
Class A
Six Months Ended September 30, 2021 (unaudited)	—		$13.87	1.20%	0.78%		2.09%	0.88%	$29,511	3%
Year Ended March 31:
2021			$13.85	6.46%	0.75%		2.43%	0.86%	$23,934	23%
2020	—		$13.33	2.37%	0.75%		2.57%	0.87%	$25,265	26%
2019	—		$13.36	4.75%	0.75%		2.85%	0.84%	$22,888	8%
2018	—		$13.12	3.28%	0.77	%(h)	2.83%	0.85%	$26,397	11%
2017	—	(f)	$13.07	(1.19)%	0.80%		2.84%	0.83%	$37,351	16%
Class Z
Six Months Ended September 30, 2021 (unaudited)	—		$13.87	1.62%	0.00%		2.88%	23.72%	$19	3%
March 4, 2021(g) through March 31, 2021			$13.85	0.51%	0.00%		3.02%	92.34%	$19	23%

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal year ended 2017. Expenses paid indirectly decreased the expense ratio by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Amount is less than $0.005 per share.

(g)  Commencement of operations.

(h)  Effective August 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 0.75% of Class A average daily net assets. Prior to this date, the voluntary expense limit was 0.80%.

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Intermediate-Term Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and Class Z. The Fund is classified as diversified under the 1940 Act. Class Z is only available to participants in certain eligible separately managed accounts (also referred to as wrap fee programs) and other advisory clients of the Fund's Adviser or its affiliates that are subject to a separate contractual fee for investment management services.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$320	$—	$—	$320
Municipal Bonds	—	5,182,578	—	5,182,578
Total	$320	$5,182,578	$—	$5,182,898

As of September 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy. For the six months ended September 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$79,200	$18,700	$—

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$292, 223	$163,558

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Intermediate Municipal Debt Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2021, to September 30, 2021, performance adjustments were $1,183, $15, $5, and less than $1 for Fund Shares, Institutional Shares, Class A, and Class Z, in thousands, respectively. Performance adjustments were 0.06%, less than 0.01%, 0.04%, and less than 0.01% for Fund Shares, Institutional Shares, Class A, and Class Z, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. VCM does not receive any fees from Class Z for these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. VCTA does not receive any fees from Class Z for these services. Amounts

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

incurred and paid to VCTA for the six months ended September 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the period ended September 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended September 30, 2021, the Distributor received approximately $2 thousand from commissions earned on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023, except for Class Z, which remains in effect indefinitely, unless the Board approves otherwise.

Under the terms of the expense limitation agreement for Fund Shares, Institutional Shares, and Class A, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

Under the terms of the expense limitation agreement for Class Z, the Adviser has agreed to waive fees or reimburse aggregate expenses to the extent that ordinary operating expenses incurred by Class Z in any fiscal year exceed the expense limit for such class of the Fund. Such excess amounts will be the liability of the Adviser. Including but not limited to investment management fees of the Investment Adviser inclusive of the impact of any performance fee adjustment as provided in the Advisory Agreement but excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2021, the expense limits (excluding voluntary waivers) were 0.48%, 0.44%, 0.75%, and 0.0% for Fund Shares, Institutional Shares, Class A, and Class Z, respectively.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund Shares, Institutional Shares, and Class A have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of September 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$16	$172	$482	$670

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

LIBOR Discontinuation Risk — Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six, and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023, (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2021.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund that utilized this Facility during the six months ended September 30, 2021, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at September 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$5,799	1	0.57%	$5,799

*  For the six months ended September 30, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2022.

As of the tax year ended March 31, 2021, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$32,966	$61,529	$94,495

USAA Mutual Funds Trust	Supplemental Information September 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021, through September 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Actual Ending Account Value 9/30/21	Hypothetical Ending Account Value 9/30/21	Actual Expenses Paid During Period 4/1/21- 9/30/21*	Hypothetical Expenses Paid During Period 4/1/21- 9/30/21*	Annualized Expense Ratio During Period 4/1/21- 9/30/21
Fund Shares	$1,000.00	$1,013.30	$1,022.36	$2.73	$2.74	0.54%
Institutional Shares	1,000.00	1,013.80	1,022.86	2.22	2.23	0.44%
Class A	1,000.00	1,012.00	1,021.16	3.93	3.95	0.78%
Class Z	1,000.00	1,016.20	1,025.07	—	—	0.00%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39594-1121

September 30, 2021

Semi Annual Report

USAA Tax Exempt Short-Term Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	26
Supplemental Information	35
Proxy Voting and Portfolio Holdings Information	35
Expense Examples	35
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	September 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investors with interest income that is exempt from federal income tax.

Top 10 Industries

September 30, 2021

(% of Net Assets)

Hospital	21.4%
General Obligation	18.8%
Electric/Gas Utility	10.1%
Electric Utilities	8.1%
Education	7.5%
Special Assessment/Tax/Fee	6.2%
Oil & Gas Refining & Marketing	3.3%
Appropriated Debt	3.3%
Multifamily Housing	2.8%
Nursing/CCRC	2.5%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%) (a)
Utilities (0.0%):
Energy Harbor Corp. (b)	1,323	$53
Total Common Stocks (Cost $33)		53
Municipal Bonds (100.3%)
Alabama (2.4%):
Birmingham Airport Authority Revenue, 5.00%, 7/1/30	$1,200	1,560
Black Belt Energy Gas District Revenue, Series B-1, 0.96% (LIBOR01M+90bps), 12/1/48, (Put Date 12/1/23) (c) (k)	10,000	10,091
Chatom Industrial Development Board Revenue, 5.00%, 8/1/30	1,275	1,649
Prattville Industrial Development Board Revenue 2.00%, 11/1/33, (Put Date 10/1/24) (c)	450	469
2.00%, 11/1/33, (Put Date 10/1/24) (c)	425	442
Selma Industrial Development Board Revenue 2.00%, 11/1/33, (Put Date 10/1/24) (c)	3,650	3,799
1.37%, 5/1/34, (Put Date 6/16/25) (c)	5,875	6,008
The Lower Alabama Gas District Revenue (LOC — Goldman Sachs Bank USA), 4.00%, 12/1/50, (Put Date 12/1/25) (c)	3,000	3,379
		27,397
Arizona (4.6%):
Arizona Health Facilities Authority Revenue, 1.90% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (c) (k)	25,000	25,507
Arizona IDA Revenue 3.00%, 12/15/31, Continuously Callable @100 (d)	525	553
Series B, 4.00%, 7/1/31	315	361
Maricopa County IDA Revenue 4.00%, 7/1/29 (d)	750	848
0.62% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (c) (k)	2,365	2,393
Series C, 0.85% (MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24) (c) (k)	7,735	7,849
Maricopa County Pollution Control Corp. Revenue, Series B, 0.11%, 6/1/43 (e)	6,000	6,000
Pinal County IDA Revenue 4.00%, 10/1/21	650	650
4.00%, 10/1/22	3,600	3,710
Tempe IDA Revenue Series A, 4.00%, 12/1/26 (f)	240	266
Series A, 4.00%, 12/1/27 (f)	355	398
Series A, 4.00%, 12/1/28 (f)	365	413
Series A, 4.00%, 12/1/29 (f)	380	434
Series A, 4.00%, 12/1/30, Continuously Callable @102 (f)	495	559
Series A, 4.00%, 12/1/31, Continuously Callable @102 (f)	465	533
Series C-1, 1.50%, 12/1/27, Continuously Callable @100 (f)	1,965	1,948
		52,422
See notes to financial statements.

3

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Arkansas (0.7%):
Arkansas Development Finance Authority Revenue 5.00%, 9/1/30	$1,180	$1,511
5.00%, 9/1/31, Continuously Callable @100	1,200	1,532
5.00%, 9/1/44, (Put Date 9/1/27) (c)	4,000	4,814
		7,857
California (3.5%):
Anaheim Public Financing Authority Revenue Series A, 5.00%, 5/1/22	500	512
Series A, 5.00%, 5/1/24	250	275
California County Tobacco Securitization Agency Revenue Series A, 5.00%, 6/1/30	200	262
Series B-1, 1.75%, 6/1/30	40	40
California Infrastructure & Economic Development Bank Revenue 0.40% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24) (c) (k)	2,000	2,003
Series B, 1.25% (MUNIPSA+120bps), 8/1/37, (Put Date 6/1/22) (c) (k)	8,000	8,053
California Public Finance Authority Revenue Series A, 4.00%, 10/15/21	215	216
Series A, 4.00%, 10/15/22	245	254
California Statewide Communities Development Authority Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8066, 0.46%, 4/1/60, Callable 10/1/32 @ 100 (d) (e)	5,000	5,000
Contra Costa County Schools Pooled Notes Revenue, Series A, 2.00%, 12/1/21	4,500	4,511
Deutsche Bank Spears/Lifers Trust Revenue (LIQ — Deutsche Bank A.G.) Series DBE-8059, 0.46%, 12/1/52, Callable 12/1/21 @ 100 (d) (e)	10,000	10,000
Series DBE-8061, 0.46%, 1/1/60, Callable 1/1/37 @ 100 (d) (e)	2,550	2,550
Sierra View Local Health Care District Revenue 5.00%, 7/1/27	315	388
5.00%, 7/1/28	330	416
5.00%, 7/1/29	315	404
5.00%, 7/1/30	310	405
Western Placer Unified School District Special Tax, 2.00%, 6/1/25, Continuously Callable @100	4,750	4,891
		40,180
Colorado (1.2%):
Colorado Health Facilities Authority Revenue Series A, 5.00%, 8/1/29	500	640
Series A, 5.00%, 11/1/29	3,225	4,136
Series A, 5.00%, 11/1/30, Continuously Callable @100	2,215	2,833
Series B-2, 5.00%, 8/1/49, (Put Date 8/1/26) (c)	1,000	1,178
E-470 Public Highway Authority Revenue, Series B, 0.38% (SOFR+35bps), 9/1/39, (Put Date 9/1/24) (c) (k)	4,000	3,996
Southlands Metropolitan District No. 1, GO Series A-1, 3.00%, 12/1/22	197	199
Series A-1, 3.50%, 12/1/27	1,000	1,065
		14,047
Connecticut (2.6%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	4,119

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of New Haven, GO Series A, 5.00%, 8/1/22	$1,190	$1,232
Series A, 5.00%, 8/1/24	1,000	1,117
Series A, 5.00%, 8/1/25	580	669
Series A, 5.00%, 8/1/26	580	686
Series A, 5.00%, 8/1/27	1,000	1,211
City of New Haven, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 8/1/27	2,500	3,067
Series A, 5.00%, 8/1/28	1,000	1,253
Series B, 5.00%, 2/1/27	600	727
Series B, 5.00%, 2/1/28	525	651
Series B, 5.00%, 2/1/29	550	696
City of West Haven, GO Series A, 4.00%, 11/1/21	800	802
Series A, 5.00%, 11/1/23	800	874
Series A, 5.00%, 11/1/24	815	923
Series A, 5.00%, 11/1/27	650	795
Connecticut State Health & Educational Facilities Authority Revenue Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,583
Series B-2, 5.00%, 7/1/53, (Put Date 1/1/27) (c)	3,000	3,649
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22 (d)	1,920	1,956
State of Connecticut Special Tax Revenue, Series A, 5.00%, 5/1/31, Continuously Callable @100	2,500	3,264
		30,274
Florida (1.6%):
Alachua County Health Facilities Authority Revenue 4.00%, 12/1/23	1,100	1,186
5.00%, 12/1/37, (Put Date 12/1/26) (c)	3,000	3,569
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30	200	228
City of Atlantic Beach Revenue, Series B-2, 3.00%, 11/15/23, Continuously Callable @100	2,750	2,755
City of Pompano Beach Revenue, 3.50%, 9/1/30, Continuously Callable @103	3,590	3,968
County of Escambia Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (c)	775	807
Florida Development Finance Corp. Revenue Series A, 5.00%, 6/15/26 (d)	370	432
Series A, 5.00%, 6/15/27 (d)	390	465
Series A, 5.00%, 6/15/28, Continuously Callable @100 (d)	410	488
Series A, 5.00%, 6/15/29, Continuously Callable @100 (d)	360	428
Series A, 5.00%, 6/15/30, Continuously Callable @100 (d)	475	565
Florida Higher Educational Facilities Financial Authority Revenue 5.00%, 10/1/22	500	519
5.00%, 10/1/24	500	554
5.00%, 10/1/25	445	505
Lee County IDA Revenue, 4.75%, 10/1/22	1,350	1,410
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/23 (d)	1,000	1,063
		18,942

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Georgia (5.5%):
Appling County Development Authority Revenue, Series A, 1.50%, 1/1/38, (Put Date 2/3/25) (c)	$2,000	$2,040
Appling County Development Authority Revenue Bonds, 0.11%, 9/1/41, Continuously Callable @100 (e)	6,900	6,900
Burke County Development Authority Revenue, 1.70%, 12/1/49, (Put Date 8/22/24) (c)	7,500	7,767
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (c)	5,000	5,350
Cobb County Housing Authority Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8068, 0.46%, 10/1/59, Callable 10/1/35 @ 100 (d) (e)	3,055	3,055
Development Authority of Heard County Revenue, 0.12%, 9/1/26, Continuously Callable @100 (e)	1,200	1,200
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31	1,000	1,054
Main Street Natural Gas, Inc. Revenue 4.00%, 8/1/48, (Put Date 12/1/23) (c)	5,000	5,355
Series A, 5.00%, 5/15/28	1,000	1,240
Series A, 5.00%, 5/15/29	1,775	2,240
Series C, 4.00%, 3/1/50, (Put Date 9/1/26) (c)	10,000	11,467
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (c)	815	848
The Burke County Development Authority Revenue, Series 1, 0.11%, 7/1/49, Continuously Callable @100 (e)	390	390
The Burke County Development Authority Revenue Bonds (NBGA — Southern Co.), 0.11%, 11/1/52, Continuously Callable @100 (e)	3,550	3,550
The Development Authority of Monroe County Revenue, 0.11%, 4/1/32, Continuously Callable @100 (e)	500	500
The Development Authority of Monroe County Revenue Bonds, 0.11%, 11/1/48, Continuously Callable @100 (e)	6,220	6,220
The Monroe County Development Authority Revenue, Series A, 1.50%, 1/1/39, (Put Date 2/3/25) (c)	3,500	3,571
		62,747
Guam (0.3%):
Territory of Guam Revenue Series A, 5.00%, 12/1/23	1,500	1,626
Series A, 5.00%, 12/1/24	2,000	2,239
		3,865
Idaho (0.5%):
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	5,303
Illinois (13.3%):
Chicago Board of Education, GO Series A, 4.00%, 12/1/27	1,400	1,630
Series B, 5.00%, 12/1/21	400	403
Series B, 5.00%, 12/1/22	400	421
Series B, 5.00%, 12/1/22	1,500	1,577
Series B, 5.00%, 12/1/31, Continuously Callable @100	1,000	1,277
Chicago Board of Education, GO (LIQ — Deutsche Bank A.G.) Series 2016-XG0073, 0.14%, 12/1/39, Callable 12/1/21 @ 100 (d) (e)	11,000	11,000
Series 2017-XM0188, 0.14%, 12/1/39, Callable 12/1/21 @ 100 (d) (e)	5,000	5,000

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Chicago Park District, GO Series A, 4.00%, 1/1/31, Continuously Callable @100	$750	$903
Series F-2, 5.00%, 1/1/27	600	722
Series F-2, 5.00%, 1/1/28	1,000	1,231
Series F-2, 5.00%, 1/1/29	1,000	1,256
Series F-2, 5.00%, 1/1/30	1,305	1,666
Series F-2, 5.00%, 1/1/31, Continuously Callable @100	2,115	2,693
Series F-2, 5.00%, 1/1/32, Continuously Callable @100	1,750	2,210
Chicago Park District, GO (INS — Build America Mutual Assurance Co.), (LIQ — Citigroup, Inc.), Series 2015-XF2111, 0.12%, 1/1/22 (d) (e)	10,200	10,200
Chicago Transit Authority Revenue 5.00%, 6/1/25	1,720	1,992
5.00%, 6/1/26	1,000	1,192
City of Chicago Waterworks Revenue 5.00%, 11/1/25	4,000	4,674
5.00%, 11/1/26	1,000	1,199
Series A-1, 5.00%, 11/1/25	2,000	2,337
Series A-1, 4.00%, 11/1/26	2,500	2,874
County of Cook, GO (LIQ — JPMorgan Chase & Co.), Series 2015-XF0124, 0.15%, 5/15/22 (d) (e)	11,160	11,160
Illinois Finance Authority Revenue 5.00%, 10/1/29	500	632
5.00%, 10/1/30	250	320
0.80% (MUNIPSA+75bps), 1/1/46, (Put Date 7/1/23) (c) (k)	9,000	9,133
Series B, 0.75% (MUNIPSA+70bps), 5/1/42, (Put Date 5/1/26) (c) (k)	2,250	2,262
Series C, 4.00%, 2/15/25	10,000	11,207
Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/28	1,000	1,213
Northern Illinois University Revenue 5.00%, 10/1/30	325	418
5.00%, 10/1/31, Continuously Callable @100	450	581
4.00%, 10/1/32, Continuously Callable @100	500	599
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 4/1/30	250	322
Sales Tax Securitization Corp. Revenue Series A, 5.00%, 1/1/28	1,000	1,239
Series A, 5.00%, 1/1/29	2,500	3,160
Series A, 5.00%, 1/1/30	2,000	2,571
State of Illinois, GO Series A, 5.00%, 3/1/22	1,500	1,529
Series A, 5.00%, 10/1/23	3,000	3,268
Series A, 5.00%, 11/1/25	5,000	5,833
Series C, 5.00%, 11/1/29, Continuously Callable @100	8,985	10,893
State of Illinois, GO (INS — Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (g)	15,000	17,373
The Illinois Sports Facilities Authority Revenue 5.00%, 6/15/30	1,500	1,889
5.00%, 6/15/31	575	736
5.00%, 6/15/32, Continuously Callable @100	480	612
Village of Rosemont, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 12/1/22	1,735	1,826

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/23	$1,825	$2,002
Series A, 5.00%, 12/1/24	1,915	2,179
Western Illinois University Revenue (INS — Build America Mutual Assurance Co.) 4.00%, 4/1/29	750	892
4.00%, 4/1/30	750	905
Will County Community High School District No. 210 Lincoln-Way, GO, 4.00%, 1/1/22	975	983
		152,194
Indiana (1.0%):
Brownsburg 1999 School Building Corp. Revenue, 1.50%, 5/13/22, Continuously Callable @100 (d)	2,000	2,002
Hammond Local Public Improvement Bond Bank Revenue, 2.00%, 12/31/21	1,170	1,173
Indiana Bond Bank Revenue 1/15/27 (h)	1,280	1,214
1/15/28 (h)	1,100	1,024
1/15/29 (h)	565	516
7/15/29, Continuously Callable @99 (h)	730	641
Indiana Finance Authority Revenue, 2.95%, 10/1/22, Continuously Callable @100	5,000	5,093
		11,663
Iowa (0.3%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,033
Iowa Higher Education Loan Authority Revenue, 2.00%, 5/19/22	2,000	2,022
		4,055
Kansas (0.5%):
City of Burlington Revenue, Series B, 0.12%, 9/1/35, Continuously Callable @100 (e)	4,050	4,050
City of St. Marys Revenue, 0.09%, 4/15/32, Continuously Callable @100 (e)	1,700	1,700
		5,750
Kentucky (6.9%):
City of Ashland Revenue 5.00%, 2/1/28	1,775	2,172
5.00%, 2/1/30	740	933
County of Carroll Revenue, 1.55%, 9/1/42, (Put Date 9/1/26) (c)	5,000	5,100
County of Owen Revenue 2.45%, 6/1/39, (Put Date 10/1/29) (c)	10,000	10,735
2.45%, 9/1/39, (Put Date 10/1/29) (c)	5,000	5,290
Kentucky Economic Development Finance Authority Revenue, Series B-3, 1.45% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (c) (k)	10,000	10,160
Kentucky Public Energy Authority Revenue Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (c)	5,715	6,313
Series C, 4.00%, 2/1/50, (Put Date 2/1/28) (c)	10,000	11,685
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (c)	10,000	11,157
Series C-3, 1.10% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (c) (k)	10,000	10,269

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Government Revenue, 5.00%, 10/1/47, (Put Date 10/1/29) (c)	$4,000	$5,122
		78,936
Louisiana (3.6%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100	1,000	1,016
Louisiana Public Facilities Authority Revenue, 0.70% (MUNIPSA+65bps), 9/1/57, (Put Date 9/1/23) (c) (k)	10,000	10,124
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (c)	4,000	4,092
Parish of St. James Revenue, Series B-1, 0.09%, 11/1/40, Continuously Callable @100 (e) (g)	8,800	8,800
Parish of St. John the Baptist Revenue 2.10%, 6/1/37, (Put Date 7/1/24) (c)	2,000	2,069
2.20%, 6/1/37, (Put Date 7/1/26) (c)	1,750	1,829
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 5/15/22	5,000	5,144
Louisiana Stadium & Exposition District Revenue, 4.00%, 7/3/23, Continuously Callable @100	3,325	3,506
Tangipahoa Parish Hospital Service District No. 1 Revenue, 5.00%, 2/1/32, Continuously Callable @100 (f)	3,470	4,433
		41,013
Maryland (0.9%):
Maryland Economic Development Corp. Revenue Series A, 5.00%, 6/1/25	1,500	1,725
Series A, 5.00%, 6/1/26	2,000	2,364
Series A, 5.00%, 6/1/27	1,340	1,620
Maryland Health & Higher Educational Facilities Authority Revenue 5.00%, 7/1/28	1,910	2,393
5.00%, 7/1/29	1,130	1,443
5.00%, 7/1/30	1,000	1,299
		10,844
Massachusetts (0.7%):
Massachusetts Development Finance Agency Revenue 5.00%, 7/1/25	1,250	1,437
5.00%, 7/1/26	1,500	1,769
5.00%, 7/15/26 (d)	310	357
5.00%, 7/15/28 (d)	340	407
5.00%, 7/15/30 (d)	640	795
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,779
Series C, 5.00%, 10/1/30	975	1,271
		7,815
Michigan (0.7%):
Flint Hospital Building Authority Revenue 5.00%, 7/1/29	1,995	2,401
5.00%, 7/1/30	2,290	2,800

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Summit Academy North Revenue 2.25%, 11/1/26	$1,335	$1,329
4.00%, 11/1/31, Continuously Callable @103	1,565	1,714
		8,244
Minnesota (0.2%):
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue, 5.00%, 11/15/21	1,575	1,584
Sanford Canby Community Hospital District No. 1 Revenue, 0.40%, 11/1/26, Continuously Callable @100 (e)	1,295	1,295
		2,879
Mississippi (1.5%):
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23) (c)	2,000	2,089
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	4,000	4,209
Mississippi Hospital Equipment & Facilities Authority Revenue, 5.00%, 9/1/24	10,000	11,315
		17,613
Missouri (0.2%):
Health & Educational Facilities Authority of The State of Missouri Revenue 3.00%, 8/1/22	135	137
4.00%, 8/1/24	155	169
4.00%, 8/1/26	205	232
4.00%, 8/1/28	415	482
4.00%, 8/1/30	295	349
Missouri Development Finance Board Revenue 5.00%, 3/1/22	350	356
5.00%, 3/1/23	200	211
5.00%, 3/1/24	300	329
		2,265
Montana (0.8%):
City of Forsyth Revenue, 2.00%, 8/1/23	6,000	6,189
Montana State Board of Regents Revenue, Series F, 0.50% (MUNIPSA+45bps), 11/15/35, (Put Date 9/1/23) (c) (k)	3,075	3,075
		9,264
Nevada (0.4%):
County of Washoe Revenue, Series B, 3.00%, 3/1/36, (Put Date 6/1/22) (c)	4,400	4,480
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue 4.00%, 1/1/30, Continuously Callable @103	280	316
4.00%, 1/1/31, Continuously Callable @103	295	331
		647
New Jersey (6.5%):
Casino Reinvestment Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	1,000	1,115
City of Newark, GO Series B, 2.00%, 10/5/21	1,160	1,160
Series C, 2.00%, 10/5/21	4,200	4,200

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey Building Authority Revenue Series A, 3.00%, 6/15/23	$400	$418
Series A, 3.00%, 6/15/23	600	627
Series A, 5.00%, 6/15/24	1,595	1,795
Series A, 5.00%, 6/15/24	2,405	2,699
New Jersey Economic Development Authority Revenue Series BBB, 5.00%, 6/15/23	7,000	7,550
Series XX, 5.00%, 6/15/22 (g)	20,000	20,652
New Jersey Economic Development Authority Revenue (LOC — Valley National Bank), 0.35%, 3/1/31, Continuously Callable @100 (e)	1,290	1,290
New Jersey Educational Facilities Authority Revenue Series B, 5.00%, 9/1/22	4,735	4,935
Series B, 5.00%, 9/1/23	4,000	4,353
Series B, 4.00%, 9/1/24	4,730	5,214
New Jersey Transportation Trust Fund Authority Revenue 5.00%, 6/15/24	5,095	5,718
Series AA, 5.00%, 6/15/22	1,500	1,549
Series AA, 5.00%, 6/15/23	3,835	4,136
State of New Jersey, GO, Series A, 4.00%, 6/1/31	3,000	3,698
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	560	569
Township of Weehawken, GO, 1.25%, 12/30/21	2,412	2,415
		74,093
New Mexico (2.0%):
City of Farmington Revenue 1.88%, 4/1/33, (Put Date 10/1/21) (c)	6,000	6,000
2.13%, 6/1/40, (Put Date 6/1/22) (c)	2,000	2,020
Series A, 2.15%, 4/1/33, Continuously Callable @101 (f)	5,000	4,888
Series A, 0.11%, 6/1/40 (e)	4,000	4,000
New Mexico Hospital Equipment Loan Council Revenue 5.00%, 6/1/22	445	459
5.00%, 6/1/27	770	936
5.00%, 6/1/28	780	966
5.00%, 6/1/29	835	1,050
5.00%, 6/1/30	525	670
5.00%, 6/1/31, Continuously Callable @100	690	877
Village of Los Ranchos de Albuquerque Revenue 5.00%, 9/1/28	840	1,039
5.00%, 9/1/31, Continuously Callable @100	300	382
		23,287
New York (10.7%):
City of Amsterdam, GO, 1.00%, 6/23/22	6,061	6,022
City of Long Beach, GO, Series A, 0.63%, 2/22/22, Continuously Callable @100	9,335	9,335
City of New York, GO 0.13%, 10/1/46, Continuously Callable @100 (e)	8,700	8,700
Series 2, 0.13%, 4/1/42, Continuously Callable @100 (e)	4,000	4,000
Series 3, 0.13%, 4/1/42, Continuously Callable @100 (e)	2,000	2,000
City of Ogdensburg, GO, 2.38%, 4/22/22	1,160	1,170

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Poughkeepsie, GO 4.00%, 10/15/21	$100	$100
4.00%, 4/15/22	130	132
4.00%, 4/15/23	135	140
4.00%, 4/15/24	140	148
4.00%, 4/15/25	215	231
4.00%, 4/15/26	230	251
County of Rockland, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 3/1/23	2,500	2,663
Series A, 5.00%, 3/1/24	1,600	1,776
Long Island Power Authority Revenue Series B, 1.65%, 9/1/49, (Put Date 9/1/24) (c)	4,500	4,644
Series C, 0.81% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (c) (k)	4,000	4,011
Series C, 0.81% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (c) (k)	5,000	5,001
Metropolitan Transportation Authority Revenue 0.55% (MUNIPSA+50bps), 11/15/42, (Put Date 3/1/22) (c) (k)	10,000	9,978
Series 2, 0.83% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (c) (k)	2,000	1,998
Series A-1, 5.00%, 2/1/23	8,050	8,540
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	1,830	2,328
Series B-1, 5.00%, 5/15/22	3,155	3,248
Series D-2, 0.50% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22) (c) (k)	8,000	7,968
Monroe County Industrial Development Corp. Revenue, 5.00%, 12/1/21	525	529
New York Liberty Development Corp. Revenue 2.63%, 9/15/69, Continuously Callable @100	1,650	1,672
2.80%, 9/15/69, Continuously Callable @100	14,950	15,265
Series A, 1.90%, 11/15/31, Continuously Callable @100	2,000	2,004
New York State Dormitory Authority Revenue 5.00%, 12/1/24 (d)	1,200	1,369
5.00%, 12/1/25 (d)	1,200	1,410
New York State Housing Finance Agency Revenue (LIQ — Deutsche Bank A.G.), Series DBE-DBE-8073, 0.46%, 8/1/50, Continuously Callable @100 (d) (e)	4,958	4,958
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (d)	500	520
Troy Capital Resource Corp. Revenue 5.00%, 8/1/26, Continuously Callable @100	1,050	1,235
5.00%, 9/1/27	1,250	1,527
Village of Valley Stream, GO, Series A, 2.00%, 5/12/22	7,590	7,649
		122,522
North Carolina (0.8%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue 2.00%, 11/1/33, (Put Date 10/1/24) (c)	825	859
2.00%, 11/1/33, (Put Date 10/1/24) (c)	825	859
Series A, 1.37%, 5/1/34, (Put Date 6/16/25) (c)	2,000	2,045
North Carolina Medical Care Commission Revenue 2.50%, 10/1/24, Continuously Callable @100	745	747
2.30%, 9/1/25, Continuously Callable @100	1,250	1,248
2.88%, 10/1/26, Continuously Callable @100	650	653

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/27	$600	$699
Series B-1, 2.55%, 9/1/26, Continuously Callable @100	1,575	1,574
		8,684
North Dakota (0.3%):
City of Grand Forks Revenue 5.00%, 12/1/31	1,200	1,560
5.00%, 12/1/32, Continuously Callable @100	1,300	1,684
		3,244
Ohio (2.2%):
Akron Bath Copley Joint Township Hospital District Revenue 5.00%, 11/15/29	275	348
5.00%, 11/15/30	350	450
5.00%, 11/15/31, Continuously Callable @100	300	385
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100	2,000	2,600
County of Hamilton Revenue, 5.00%, 9/15/29	1,345	1,723
Ohio Air Quality Development Authority Revenue 1.90%, 5/1/26, (Put Date 10/1/24) (c)	3,500	3,640
2.40%, 12/1/38, (Put Date 10/1/29) (c)	3,250	3,368
Ohio Higher Educational Facility Commission Revenue 5.00%, 5/1/22	500	513
5.00%, 5/1/23	550	590
5.00%, 5/1/24	1,000	1,116
Ohio Water Development Authority Revenue, 6/1/33 (i) (j)	5,000	—
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	4,765	4,770
Southeastern Ohio Port Authority Revenue 5.00%, 12/1/21	1,150	1,155
5.00%, 12/1/25, Continuously Callable @100	1,000	1,087
State of Ohio Revenue 5.00%, 11/15/27	425	520
5.00%, 11/15/30	710	908
5.00%, 11/15/31, Continuously Callable @100	465	594
Series A, 5.00%, 1/15/30	1,000	1,286
		25,053
Oklahoma (3.2%):
Garfield County Industrial Authority Revenue, Series A, 0.13%, 1/1/25, Callable 11/3/21 @ 100 (e) (g)	4,200	4,200
Muskogee Industrial Trust Revenue 4.00%, 9/1/28	2,500	2,902
4.00%, 9/1/29	3,010	3,524
Series A, 0.13%, 6/1/27, Continuously Callable @100 (e)	21,590	21,590
Oklahoma Development Finance Authority Revenue Series B, 5.00%, 8/15/23	500	541
Series B, 5.00%, 8/15/24	600	673
Series B, 5.00%, 8/15/25	550	635

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oklahoma Municipal Power Authority Revenue, Series A, 0.44% (MUNIPSA+39bps), 1/1/23 (k)	$3,135	$3,140
		37,205
Oregon (0.2%):
County of Yamhill Revenue 4.00%, 10/1/21	330	330
4.00%, 10/1/22	555	574
4.00%, 10/1/23	425	454
4.00%, 10/1/24	425	467
Oregon State Facilities Authority Revenue Series A, 5.00%, 10/1/28	150	187
Series A, 5.00%, 10/1/29	300	380
Series A, 5.00%, 10/1/30	300	385
		2,777
Pennsylvania (6.7%):
Allentown City School District, GO, 1.00%, 3/31/22, Continuously Callable @100	2,000	2,006
Chester County IDA Revenue, 3.75%, 10/1/24	485	513
Coatesville School District, GO, 2.00%, 11/15/21	3,000	3,003
Coatesville School District, GO (INS — Assured Guaranty Municipal Corp.) 5.00%, 8/1/24	1,000	1,124
5.00%, 8/1/25	800	929
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	2,000	2,392
County of Lehigh Revenue 5.00%, 7/1/28	1,750	2,204
5.00%, 7/1/29	2,000	2,565
Delaware County Authority Revenue 4.00%, 10/1/21	180	180
4.00%, 10/1/22	200	206
5.00%, 10/1/23	235	253
5.00%, 10/1/24	505	560
5.00%, 10/1/25	525	598
5.00%, 10/1/30	1,200	1,436
Geisinger Authority Revenue 1.12% (LIBOR01M+107bps), 6/1/28, (Put Date 6/1/24) (c) (k)	7,000	7,140
5.00%, 4/1/43, (Put Date 4/1/30) (c)	4,250	5,447
General Authority of Southcentral Pennsylvania Revenue, 0.65% (MUNIPSA+60bps), 6/1/49, (Put Date 6/1/24) (c) (k)	6,000	6,084
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, 5.00%, 7/1/22	1,595	1,640
Latrobe IDA Revenue 5.00%, 3/1/28	135	159
5.00%, 3/1/29	175	209
5.00%, 3/1/30	150	181
5.00%, 3/1/31	175	213
Luzerne County IDA Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 12/15/25	550	644
5.00%, 12/15/26, Continuously Callable @100	500	585
5.00%, 12/15/27, Continuously Callable @100	1,000	1,169

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Montgomery County Higher Education & Health Authority Revenue, 0.77% (MUNIPSA+72bps), 9/1/51, (Put Date 9/1/23) (c) (k)	$6,250	$6,250
Northampton County General Purpose Authority Revenue, 1.10% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (c) (k)	1,855	1,848
Philadelphia IDA Revenue 5.00%, 6/15/28 (d)	210	254
5.00%, 6/15/29, Continuously Callable @100 (d)	220	264
5.00%, 6/15/30, Continuously Callable @100 (d)	145	174
Pittsburgh Water & Sewer Authority Revenue, Series C, 0.70% (MUNIPSA+65bps), 9/1/40, (Put Date 12/1/23) (c) (k)	7,500	7,555
School District of Philadelphia, GO, Series D, 5.00%, 9/1/22	5,500	5,733
Scranton School District, GO 0.91% (LIBOR01M+85bps), 4/1/31, (Put Date 12/1/22) (c) (k)	6,590	6,673
Series A, 5.00%, 6/1/23	2,435	2,626
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (c)	1,700	1,971
West Mifflin School District, GO (INS — Assured Guaranty Municipal Corp.), 5.00%, 10/1/21	1,570	1,570
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/22	300	308
		76,666
South Carolina (0.9%):
Patriots Energy Group Financing Agency Revenue, Series B, 0.92% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (c) (k)	10,000	10,172
South Dakota (0.4%):
South Dakota Health & Educational Facilities Authority Revenue 0.40%, 11/1/25, Continuously Callable @100 (e)	1,505	1,505
0.40%, 11/1/27, Continuously Callable @100 (e)	2,975	2,975
		4,480
Tennessee (0.4%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.09%, 5/1/39, Continuously Callable @100 (e) (g)	4,200	4,200
Texas (6.1%):
Austin Affordable PFC, Inc. Revenue (LIQ — Deutsche Bank A.G.), Series 2021-XF1102, 0.30%, 7/1/61, Callable 7/1/33 @ 104 (d) (e)	1,750	1,750
City of Dallas Housing Finance Corp. Revenue (LOC — Deutsche Bank A.G.), Series 2021-XF1109, 0.30%, 7/1/61, Callable 8/1/33 @ 103 (d) (e)	4,000	4,000
County of Wise Revenue 5.00%, 8/15/22	525	544
5.00%, 8/15/23	500	539
5.00%, 8/15/29	880	1,086
5.00%, 8/15/31	680	859
5.00%, 8/15/32, Continuously Callable @100	450	567
5.00%, 8/15/33, Continuously Callable @100	930	1,165
Decatur Hospital Authority Revenue, Series A, 5.00%, 9/1/24	780	881
Harris County Cultural Education Facilities Finance Corp. Revenue 5.00%, 7/1/49, (Put Date 12/1/26) (c)	1,400	1,694
0.62% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (c) (k)	1,670	1,673

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Harris County Municipal Utility District No. 165, GO (INS — Build America Mutual Assurance Co.) 3.00%, 3/1/22	$650	$657
3.00%, 3/1/23	520	539
Irving Hospital Authority Revenue, 1.15% (MUNIPSA+110bps), 10/15/44, (Put Date 10/15/23) (c) (k)	1,665	1,665
Karnes County Hospital District Revenue, 5.00%, 2/1/24	1,885	2,006
Martin County Hospital District, GO 4.00%, 4/1/23	250	261
4.00%, 4/1/27	300	340
4.00%, 4/1/29	405	469
4.00%, 4/1/32, Continuously Callable @100	350	403
Matagorda County Navigation District No. 1 Revenue, 2.60%, 11/1/29	4,000	4,277
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 2.25%, 7/1/23 (m)	1,250	1,069
Series A, 2.25%, 7/1/24 (m)	2,300	1,966
Series A, 2.25%, 7/1/25 (m)	2,135	1,825
Port of Port Arthur Navigation District Revenue, 0.11%, 11/1/40, Continuously Callable @100 (e) (g)	24,675	24,675
Port of Port Arthur Navigation District Revenue Bonds Series B, 0.12%, 4/1/40, Continuously Callable @100 (e)	4,000	4,000
Series C, 0.13%, 4/1/40, Continuously Callable @100 (e)	5,100	5,100
Texas Municipal Gas Acquisition & Supply Corp. III Revenue 5.00%, 12/15/21	2,000	2,018
5.00%, 12/15/32	1,000	1,348
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31, Continuously Callable @100	2,355	2,831
		70,207
Utah (0.6%):
Utah Housing Corp. Revenue (LIQ — Deutsche Bank A.G.), Series 2019-XF1081, 0.30%, 3/1/62, Callable 2/1/31 @ 100 (d) (e)	6,565	6,565
Vermont (1.2%):
Vermont Economic Development Authority Revenue 4.00%, 5/1/29, Continuously Callable @103 (f)	445	498
4.00%, 5/1/30, Continuously Callable @103 (f)	230	258
Winooski School District, GO, 1.25%, 10/15/21	12,500	12,504
		13,260
Virginia (1.1%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	5,140	5,632
James City County Economic Development Authority Revenue 4.00%, 12/1/29, Continuously Callable @103 (f)	230	262
4.00%, 12/1/30, Continuously Callable @103 (f)	220	249
Marquis Community Development Authority Revenue, 1.50%, 9/1/45 (d) (l) (m)	1,074	517
Marquis Community Development Authority Tax Allocation Series A, 1.02%, 9/1/36 (l) (m)	3,506	1,686
Series C, 9/1/41 (h) (l) (m)	5,111	236
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102	1,700	1,807

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Virginia Small Business Financing Authority Revenue Series A, 5.00%, 1/1/22	$370	$374
Series A, 5.00%, 1/1/31, Continuously Callable @103	1,250	1,562
		12,325
Washington (1.3%):
Washington Health Care Facilities Authority Revenue 5.00%, 8/15/26	2,000	2,384
5.00%, 8/15/27	2,175	2,648
Series B-2, 1.45% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25) (c) (k)	10,000	10,414
		15,446
Wisconsin (1.7%):
Public Finance Authority Revenue 4.00%, 9/1/24 (d)	930	965
3.25%, 1/1/30	1,795	1,986
5.00%, 4/1/30 (d)	500	597
Wisconsin Health & Educational Facilities Authority Revenue 2.25%, 11/1/26, Continuously Callable @100	3,000	3,003
2.55%, 11/1/27, Continuously Callable @100	1,500	1,502
4.00%, 3/15/30	400	451
0.15%, 2/15/53, Callable 11/1/21 @ 100 (e)	6,500	6,500
0.70% (MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24) (c) (k)	1,700	1,736
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27) (c)	2,000	2,386
		19,126
Total Municipal Bonds (Cost $1,120,204)		1,150,008
Total Investments (Cost $1,120,237) — 100.3%		1,150,061
Liabilities in excess of other assets — (0.3)%		(3,630)
NET ASSETS — 100.00%		$1,146,431

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  Put Bond.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $91,667 (thousands) and amounted to 8.0% of net assets.

(e)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(g)  All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(h)  Zero-coupon bond.

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2021

  (Unaudited)

(i)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of September 30, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements).

(j)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.0% of net assets.

(k)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.

(l)  This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements).

(m)  Currently the issuer is in default with respect to interest and/or principal payments.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security

LOC — Letter of Credit

MUNIPSA — Municipal Swap Index

SOFR — Secured Overnight Financing Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Tax Exempt Short-Term Fund
Assets:
Investments, at value (Cost $1,120,237)	$1,150,061
Cash	66
Receivables:
Interest and dividends	7,578
Capital shares issued	221
Investments sold	5,000
Prepaid expenses	52
Total Assets	1,162,978
Liabilities:
Payables:
Distributions	150
Investments purchased	15,341
Capital shares redeemed	425
Accrued expenses and other payables:
Investment advisory fees	321
Administration fees	141
Custodian fees	8
Transfer agent fees	80
Compliance fees	1
Trustees' fees	—	(a)
12b-1 fees	1
Other accrued expenses	79
Total Liabilities	16,547
Net Assets:
Capital	1,142,862
Total accumulated earnings/(loss)	3,569
Net Assets	$1,146,431
Net Assets
Fund Shares	$1,093,438
Institutional Shares	40,227
Class A	12,766
Total	$1,146,431
Shares (unlimited number of shares authorized with no par value):
Fund Shares	102,696
Institutional Shares	3,776
Class A	1,197
Total	107,669
Net asset value, offering and redemption price per share: (b)
Fund Shares	$10.65
Institutional Shares	$10.65
Class A	$10.66
Maximum Sales Charge — Class A	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$10.91

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

19

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Tax Exempt Short-Term Fund
Investment Income:
Interest	$9,996
Total Income	9,996
Expenses:
Investment advisory fees	1,978
Administration fees — Fund Shares	851
Administration fees — Institutional Shares	17
Administration fees — Class A	10
Sub-Administration fees	11
12b-1 fees — Class A	17
Custodian fees	25
Transfer agent fees — Fund Shares	223
Transfer agent fees — Institutional Shares	17
Transfer agent fees — Class A	7
Trustees' fees	24
Compliance fees	4
Legal and audit fees	27
State registration and filing fees	50
Other expenses	89
Recoupment of prior expenses waived/reimbursed by Adviser	19
Total Expenses	3,369
Expenses waived/reimbursed by Adviser	(26)
Net Expenses	3,343
Net Investment Income (Loss)	6,653
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	188
Net change in unrealized appreciation/depreciation on investment securities	1,778
Net realized/unrealized gains (losses) on investments	1,966
Change in net assets resulting from operations	$8,619

See notes to financial statements.

20

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Short-Term Fund
	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
From Investments:
Operations:
Net investment income (loss)	$6,653	$16,879
Net realized gains (losses) from investments	188	(332)
Net change in unrealized appreciation/depreciation on investments	1,778	36,891
Change in net assets resulting from operations	8,619	53,438
Distributions to Shareholders:
Fund Shares	(6,383)	(16,599)
Institutional Shares (a)	(205)	(106)
Class A	(61)	(181)
Change in net assets resulting from distributions to shareholders	(6,649)	(16,886)
Change in net assets resulting from capital transactions	(78,178)	(95,956)
Change in net assets	(76,208)	(59,404)
Net Assets:
Beginning of period	1,222,639	1,282,043
End of period	$1,146,431	$1,222,639

(a)  Institutional Shares commenced operations on June 29, 2020.

(continues on next page)

See notes to financial statements.

21

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Tax Exempt Short-Term Fund
	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$77,389	$163,202
Distributions reinvested	5,555	13,673
Cost of shares redeemed	(172,458)	(303,776)
Total Fund Shares	$(89,514)	$(126,901)
Institutional Shares (a)
Proceeds from shares issued	$25,277	$30,936
Distributions reinvested	117	52
Cost of shares redeemed	(10,204)	(6,031)
Total Institutional Shares	$15,190	$24,957
Class A
Proceeds from shares issued	$1,744	$31,132
Distributions reinvested	48	163
Cost of shares redeemed	(5,646)	(25,307)
Total Class A	$(3,854)	$5,988
Change in net assets resulting from capital transactions	$(78,178)	$(95,956)
Share Transactions:
Fund Shares
Issued	7,245	15,479
Reinvested	520	1,298
Redeemed	(16,154)	(28,894)
Total Fund Shares	(8,389)	(12,117)
Institutional Shares (a)
Issued	2,365	2,918
Reinvested	11	5
Redeemed	(954)	(569)
Total Institutional Shares	1,422	2,354
Class A
Issued	163	2,966
Reinvested	4	15
Redeemed	(529)	(2,403)
Total Class A	(362)	578
Change in Shares	(7,329)	(9,185)

(a)  Institutional Shares commenced operations on June 29, 2020.

See notes to financial statements.

22

This page is intentionally left blank.

23

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Short-Term Fund
Fund Shares
Six Months Ended September 30, 2021 (Unaudited)	$10.63	0.06	(e)	0.02	0.08	(0.06)	(0.06)
Year Ended March 31:
2021	$10.32	0.14	(e)	0.31	0.45	(0.14)	(0.14)
2020	$10.48	0.19	(e)	(0.16)	0.03	(0.19)	(0.19)
2019	$10.41	0.19		0.07	0.26	(0.19)	(0.19)
2018	$10.45	0.16		(0.03)	0.13	(0.17)	(0.17)
2017	$10.59	0.15		(0.14)	0.01	(0.15)	(0.15)
Institutional Shares
Six Months Ended September 30, 2021 (Unaudited)	$10.64	0.07	(e)	0.01	0.08	(0.07)	(0.07)
June 29, 2020 (f) through March 31, 2021	$10.50	0.11	(e)	0.14	0.25	(0.11)	(0.11)
Class A
Six Months Ended September 30, 2021 (Unaudited)	$10.64	0.05	(e)	0.02	0.07	(0.05)	(0.05)
Year Ended March 31:
2021	$10.34	0.12	(e)	0.30	0.42	(0.12)	(0.12)
2020	$10.49	0.16	(e)	(0.15)	0.01	(0.16)	(0.16)
2019	$10.42	0.17		0.06	0.23	(0.16)	(0.16)
2018	$10.46	0.13		(0.03)	0.10	(0.14)	(0.14)
2017	$10.59	0.12		(0.13)	(0.01)	(0.12)	(0.12)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the March 31 fiscal year ended 2017. Expenses paid indirectly decreased the expense ratio by less than 0.01%.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Tax Exempt Short-Term Fund
Fund Shares
Six Months Ended September 30, 2021 (Unaudited)	$10.65	0.76%	0.57%		1.13%	0.57%	$1,093,438	7%
Year Ended March 31:
2021	$10.63	4.42%	0.53%		1.37%	0.54%	$1,181,011	66%
2020	$10.32	0.23%	0.51%		1.77%	0.51%	$1,271,899	54%
2019	$10.48	2.52%	0.52%		1.84%	0.52%	$1,489,789	31%
2018	$10.41	1.21%	0.51%		1.57%	0.51%	$1,550,994	25%
2017	$10.45	0.09%	0.54%		1.43%	0.54%	$1,669,691	34%
Institutional Shares
Six Months Ended September 30, 2021 (Unaudited)	$10.65	0.71%	0.47%		1.22%	0.56%	$40,227	7%
June 29, 2020 (f) through March 31, 2021	$10.64	2.39%	0.47%		1.33%	0.69%	$25,038	66%
Class A
Six Months Ended September 30, 2021 (Unaudited)	$10.66	0.64%	0.79%		0.90%	0.95%	$12,766	7%
Year Ended March 31:
2021	$10.64	4.07%	0.76%		1.12%	0.88%	$16,590	66%
2020	$10.34	0.09%	0.75%		1.54%	0.93%	$10,144	54%
2019	$10.49	2.27%	0.77	%(g)	1.56%	0.92%	$10,707	31%
2018	$10.42	0.91%	0.80%		1.27%	0.83%	$11,349	25%
2017	$10.46	(0.08)%	0.80%		1.16%	0.81%	$32,191	34%

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Commencement of operations.

(g)  Prior to August 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of Class A to 0.80% of Class A average daily net assets.

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Short-Term Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

The Board of Trustees of USAA Mutual Funds Trust approved the addition of Class Z for the Fund. This new share class became effective February 5, 2021, but has not yet been funded. Class Z is only available to participants in certain eligible separately managed accounts (also referred to as wrap fee programs) and other advisory clients of the Fund's Adviser or its affiliates that are subject to a separate contractual fee for investment management services. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.00% of the Fund's Class Z for an indefinite term.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$53	$—	$—	$53
Municipal Bonds	—	1,147,569	2,439	1,150,008
Total	$53	$1,147,569	$2,439	$1,150,061

As of September 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy. For the six months ended September 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended September 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$35,150	$40,100	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$66,941	$66,881

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Municipal Debt Funds category.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2021, to September 30, 2021, performance adjustments were $319, $1, and $3 for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were 0.06%, less than 0.01%, and 0.04% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended September 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended September 30, 2021, the Distributor received less than $1 thousand from commissions earned on sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2021, the expense limits (excluding voluntary waivers) were 0.51%, 0.47%, and 0.75% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of September 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at September 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$10	$88	$26	$124

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

LIBOR Discontinuation Risk — Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six, and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023, (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2021.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2021

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2021.

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2022.

As of the tax year ended March 31, 2021, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$2,151	$24,270	$26,421

34

USAA Mutual Funds Trust	Supplemental Information September 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021, through September 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Actual Ending Account Value 9/30/21	Hypothetical Ending Account Value 9/30/21	Actual Expenses Paid During Period 4/1/21- 9/30/21*	Hypothetical Expenses Paid During Period 4/1/21- 9/30/21*	Annualized Expense Ratio During Period 4/1/21- 9/30/21
Fund Shares	$1,000.00	$1,007.60	$1,022.21	$2.87	$2.89	0.57%
Institutional Shares	1,000.00	1,007.10	1,022.71	2.36	2.38	0.47%
Class A	1,000.00	1,006.40	1,021.11	3.97	4.00	0.79%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

35

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

39592-1121

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)      Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	November 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 24, 2021

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	November 24, 2021